Filed electronically with the Securities and Exchange Commission on August 31, 2000


                                                              File No. 811-09085
                                                              File No. 333-66385

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A


                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933                       /___/

                         Pre-Effective Amendment No. __              /___/
                         Post-Effective Amendment No. 4              /_X_/

                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940              /___/

                                 Amendment No. 6                     /_X_/


                            FARMERS INVESTMENT TRUST
                            ------------------------
               (Exact Name of Registrant as Specified in Charter)

                             Two International Place
                        Boston, Massachusetts 02110-4103
                        --------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-1000
                                                           --------------

                                  John Millette
                                  -------------
                        Scudder Kemper Investments, Inc.
                        --------------------------------
                  Two International Place, Boston MA 02110-4103
                  ---------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/___/    Immediately upon filing pursuant to paragraph (b)
/___/    60 days after filing pursuant to paragraph (a) (1)
/___/    75 days after filing pursuant to paragraph (a) (2)
/_X_/    On September 1, 2000 pursuant to paragraph (b)
/___/    On _______________ pursuant to paragraph (a) (1)
/___/    On _______________ pursuant to paragraph (a) (2) of Rule 485
/___/    On _______________ pursuant to paragraph (a) (3) of Rule 485.

If appropriate, check the following box:

/___/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Farmers Mutual Fund
Portfolios

     o  Income Portfolio

     o  Income with Growth Portfolio

     o  Balanced Portfolio

     o  Growth with Income Portfolio

     o  Growth Portfolio





     Prospectus
     September 1, 2000







     Mutual funds:
     o are not FDIC-insured
     o have no bank guarantees
     o may lose value







     As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Farmers Mutual Fund Portfolios

                     How the portfolios work

                       4   Income Portfolio

                       9   Income with Growth Portfolio

                      16   Balanced Portfolio

                      23   Growth with Income Portfolio

                      29   Growth Portfolio

                      34   Other Policies and Risks

                      35   Who Manages and Oversees the Portfolios

                      37   Financial Highlights


                     How to invest in the portfolios


                      48   Choosing a Share Class


                      53   How to Buy Shares

                      53   How to Exchange or Sell Shares

                      54   Policies You Should Know About

                      58   Understanding Distributions and Taxes

How the portfolios work

             These portfolios use an asset allocation strategy, dividing their assets among different types of investments. All five portfolios invest in a select group of underlying mutual funds that are either affiliated with Scudder Kemper or are unaffiliated. Each portfolio is designed for investors with a particular time horizon or risk profile, and invests in a distinct mix of funds. Because the underlying funds hold a range of securities, an investment in a portfolio may offer exposure to thousands of individual securities.

             Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency, and you could lose money by investing in them.

--------------------------------------------------------------------------------
                                               fund number |  Class A        601
                                                           |  Class B        701


Income Portfolio
--------------------------------------------------------------------------------

Investment Approach


         The portfolio seeks a high level of current income. It does this by investing mainly in a select group of underlying bond mutual funds, including short- and long-term bond funds, government bond funds, high yield bond funds and international bond funds.


         The portfolio may at times concentrate in a particular underlying fund. The portfolio has a target allocation, which the portfolio managers use as a reference point in setting the portfolio's actual allocation. While the actual allocation may vary, the managers expect that over the long term it will average out to be similar to the target allocation.

         The managers regularly review the actual allocation, and may adjust it in seeking to take advantage of current or expected market conditions or to manage risk. In making their allocation decisions, the managers take a top-down approach, looking at the outlooks for various securities markets and segments of those markets. Based on the desired exposure to particular investments, the managers then decide which funds to use as underlying funds and how much to invest in each fund.

         The portfolio's underlying funds use a broad array of investment styles, emphasizing high-grade bonds. These funds can buy many types of income-producing securities, among them, corporate bonds of varying credit qualities and maturities, U.S. government and agency bonds, mortgage- and asset-backed securities, money market instruments, and others. These securities are mainly from U.S. issuers but may be from foreign issuers.

         The managers of the underlying funds generally may adjust the duration (a measure of sensitivity to interest rates) of a fund's bond allocation depending on their outlook for interest rates, and the portfolio's allocation among the underlying funds may similarly be adjusted.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

ASSET ALLOCATION

The portfolio's target allocation is as follows:

THE ORIGINAL DOCUMENT CONTAINS A PIE CHART HERE

PIE CHART DATA:


     Bond funds     97%
     Money funds     3%


The managers have the flexibility to adjust this allocation within the following ranges:

Bond funds        80%-100%

Money funds         0%-20%


                              4 | Income Portfolio

--------------------------------------------------------------------------------

                This portfolio may make sense for investors who have a time horizon of one to three years or more and who are interested in taking an asset allocation approach to income investing.

--------------------------------------------------------------------------------

Main Risks to Investors

         There are several risk factors that could reduce the yield you get from the portfolio, cause you to lose money or make the portfolio perform less well than other investments.

         As with most bond funds, the most important factor is market interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) An increase in an underlying fund's duration would make the portfolio more sensitive to this risk.


         Certain underlying funds in which the portfolio invests may invest in bonds that are not considered investment grade (i.e., grade BB/Ba and below). Non-investment grade bonds, commonly known as "junk bonds," may pay higher yields and have higher volatility and risk of default.


         Other factors that could affect performance include:

         o the managers of the portfolio or an underlying fund could be wrong in their analysis of economic trends, issuers, industries or other matters

         o        a bond could decline in credit quality or go into default;
                  this risk is greater with junk and foreign bonds

         o some types of bonds could be paid off substantially earlier than expected, which would hurt portfolio performance; with mortgage- or asset-backed securities, any unexpected behavior in interest rates could hurt performance, increasing the volatility of the portfolio's share price and yield


         o derivatives that the underlying funds may use could produce disproportionate losses


         o at times, it could be hard for an underlying fund to value some investments or to get an attractive price for them

         o        foreign securities may be more volatile than their U.S.
                  counterparts, for reasons such as currency fluctuations and political and economic uncertainty

                              5 | Income Portfolio

The Fund's Track Record

         Because this portfolio does not have a full calendar year of performance to report as of the date of this prospectus, no bar chart and performance table are provided.


                              6 | Income Portfolio

How Much Investors Pay


         This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. Each class of shares of the portfolio has a single fee covering investment management and other operating expenses, but not covering interest, taxes, and compensation and expenses of the Trustees. This fee rate will not fluctuate. The portfolio's shareholders will indirectly bear the pro rata share of fees and expenses incurred by the underlying funds in which the portfolio is invested.


         -------------------------------------------------------------------
         Fee Table                                    Class A        Class B
         -------------------------------------------------------------------

         Shareholder Fees (paid directly from your investment)
         -------------------------------------------------------------------
         Maximum sales charge (load) imposed on        5.00%           None
         purchases (as % of offering price)
         -------------------------------------------------------------------
         Maximum deferred sales charge (load)           None*          4.00%
         -------------------------------------------------------------------

         Annual Operating Expenses (deducted from portfolio assets)
         -------------------------------------------------------------------
         Management Fee                                 0.75%          0.75%
         -------------------------------------------------------------------
         Distribution (12b-1) and Service Fees          0.25%          1.00%
         -------------------------------------------------------------------
         Other Expenses**                               3.92%          3.92%
                                                    ------------------------
         -------------------------------------------------------------------
         Total Annual Operating Expenses                4.92%          5.67%
         -------------------------------------------------------------------
         Expense Reimbursement***                       3.92%          3.92%
                                                    ------------------------
         -------------------------------------------------------------------
         Net Expenses                                   1.00%          1.75%
         -------------------------------------------------------------------

         * The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

         **       Includes compensation and expenses of the Trustees.

         *** By contract, compensation and expenses of the Trustees are reimbursed by the adviser until the portfolio's assets reach $50,000,000.

         The range for the average weighted expense ratio borne by the portfolio in connection with its investments in the underlying funds is expected to be 0.43% to 0.87%. The range has been restated to reflect new fixed rate administrative fees for certain affiliated underlying funds. This information is provided as a range since the average assets of the portfolio invested in each of the underlying funds will fluctuate.



                              7 | Income Portfolio

         -----------------------------------------------------------------------
         Expense Example
         -----------------------------------------------------------------------

         This example helps you compare each share class's expenses to those of other portfolios. The example illustrates the impact of the total estimated pro rata fees and expenses (including both portfolio and underlying fund fees and expenses) on an account with an initial investment of $10,000, based on the portfolio fees and operating expenses and the midpoint of the range of expenses expected to be borne by the portfolio in connection with its investments in the underlying funds (discussed above). It assumes a 5% annual return, the reinvestment of all dividends and distributions and "total annual operating expenses" remaining the same each year, and includes one year of reimbursed expenses in each period. This is only an example; your actual expenses will be different.


         -----------------------------------------------------------------------
                                    1 Year     3 Years     5 Years    10 Years
         -----------------------------------------------------------------------

         Expenses, assuming you sold your shares at the end of each period
         -----------------------------------------------------------------------
         Class A shares              $659      $1,747       $2,822     $5,457
         -----------------------------------------------------------------------
         Class B shares               643       1,823        2,969      4,057
         -----------------------------------------------------------------------

         Expenses, assuming you kept your shares
         -----------------------------------------------------------------------
         Class A shares              $659      $1,747       $2,822     $5,457
         -----------------------------------------------------------------------
         Class B shares               243       1,523        2,769      4,057
         -----------------------------------------------------------------------



                              8 | Income Portfolio

--------------------------------------------------------------------------------
                                               fund number |  Class A        602
                                                           |  Class B        702
Income with Growth Portfolio
--------------------------------------------------------------------------------


Investment Approach

         The portfolio seeks current income and, as a secondary objective, long-term growth of capital. It does this by investing substantially in a select group of underlying bond mutual funds and, to a lesser extent, equity mutual funds. The portfolio may at times concentrate in a particular underlying fund.

         The portfolio has a target allocation, which the portfolio managers use as a reference point in setting the portfolio's actual allocation. While the actual allocation may vary, the managers expect that over the long term it will average out to be similar to the target allocation.

         The managers regularly review the actual allocation, and may adjust it in seeking to take advantage of current or expected market conditions or to manage risk. In making their allocation decisions, the managers take a top-down approach, looking at the outlooks for various securities markets and segments of those markets. Based on the desired exposure to particular investments, the managers then decide which funds to use as underlying funds and how much to invest in each fund.

         The portfolio's underlying funds use a broad array of investment styles. These funds can buy many types of securities, among them common stocks of companies of any size, corporate bonds of varying credit qualities and maturities, U.S. government and agency bonds, mortgage- and asset-backed securities, money market instruments, and others. These securities are mainly from U.S. issuers but may be from foreign issuers.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

ASSET ALLOCATION

The portfolio's target allocation is as follows:

THE ORIGINAL DOCUMENT CONTAINS A PIE CHART HERE

PIE CHART DATA:


     Bond funds     69%
     Equity funds   30%
     Money funds     1%


The managers have the flexibility to adjust this allocation within the following ranges:

Bond funds        60%-80%

Equity funds      20%-40%

Money funds        0%-15%

                        9 | Income with Growth Portfolio

         With respect to the equity portion of the portfolio, the portfolio shifts assets between the growth and value components of its holdings based on the portfolio managers' analysis of relevant market, financial and economic conditions. If the portfolio managers believe that value securities (those that are priced low in light of certain valuation measures) may provide better yields than the returns then available or expected on growth stocks (those that are selected primarily for their growth potential), the portfolio will place a greater emphasis on the value component of its holdings.


         The managers of the underlying funds generally may adjust the duration (a measure of sensitivity to interest rates) of a fund's bond allocation depending on their outlook for interest rates, and the portfolio's allocation among the underlying funds may similarly be adjusted.


                        10 | Income with Growth Portfolio

--------------------------------------------------------------------------------
         This portfolio may make sense for investors who have a time horizon of three to five years or more and who are interested in taking an asset allocation approach to investing.
--------------------------------------------------------------------------------

Main Risks to Investors

         There are several risk factors that could reduce the yield you get from the portfolio, cause you to lose money or make the portfolio perform less well than other investments.

         As with most bond funds, the most important factor is market interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) An increase in an underlying fund's duration would make the portfolio more sensitive to this risk.


         Certain underlying funds in which the portfolio invests may invest in bonds that are not considered investment grade (i.e., grade BB/Ba and below). Non-investment grade bonds, commonly known as "junk bonds," may pay higher yields and have higher volatility and risk of default.

         With the equity portion of the portfolio, one of the most important factors is how stock markets perform. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

         To the extent that the portfolio invests in an underlying fund that invests in a given industry or a particular size of company, factors affecting that industry or size of company could affect portfolio securities. For example, a rise in unemployment could hurt manufacturers of consumer goods, and large company stocks at times may not perform as well as stocks of smaller companies.


                        11 | Income with Growth Portfolio

         Other factors that could affect performance include:

         o the managers of the portfolio or an underlying fund could be wrong in their analysis of economic trends, issuers, industries or other matters

         o        a bond could decline in credit quality or go into default;
                  this risk is greater with junk and foreign bonds

         o some types of bonds could be paid off substantially earlier than expected, which would hurt portfolio performance; with mortgage- or asset-backed securities, any unexpected behavior in interest rates could hurt performance, increasing the volatility of the portfolio's share price and yield


         o derivatives that the underlying funds may use could produce disproportionate losses


         o at times, it could be hard for an underlying fund to value some investments or to get an attractive price for them

         o        foreign securities may be more volatile than their U.S.
                  counterparts, for reasons such as currency fluctuations and political and economic uncertainty


                        12 | Income with Growth Portfolio

The Fund's Track Record

         Because this portfolio does not have a full calendar year of performance to report as of the date of this prospectus, no bar chart and performance table are provided.


                       13 | Income with Growth Portfolio

How Much Investors Pay


         This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. Each class of shares of the portfolio has a single fee covering investment management and other operating expenses, but not covering interest, taxes, and compensation and expenses of the Trustees. This fee rate will not fluctuate. The portfolio's shareholders will indirectly bear the pro rata share of fees and expenses incurred by the underlying funds in which the portfolio is invested.


         -----------------------------------------------------------------------
         Fee Table                                    Class A        Class B
         -----------------------------------------------------------------------

         Shareholder Fees (paid directly from your investment)
         -----------------------------------------------------------------------
         Maximum sales charge (load) imposed on         5.25%          None
         purchases (as % of offering price)
         -----------------------------------------------------------------------
         Maximum deferred sales charge (load)           None*          4.00%
         -----------------------------------------------------------------------

         Annual Operating Expenses (deducted from portfolio assets)
         -----------------------------------------------------------------------
         Management Fee                                 0.75%          0.75%
         -----------------------------------------------------------------------
         Distribution (12b-1) and Service Fees          0.25%          1.00%
         -----------------------------------------------------------------------
         Other Expenses**                               1.41%          1.41%
                                                    ----------------------------
         -----------------------------------------------------------------------
         Total Annual Operating Expenses                2.41%          3.16%
         -----------------------------------------------------------------------
         Expense Reimbursement***                       1.41%          1.41%
                                                    ----------------------------
         -----------------------------------------------------------------------
         Net Expenses                                   1.00%          1.75%
         -----------------------------------------------------------------------

         * The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

         **       Includes compensation and expenses of the Trustees.

         *** By contract, compensation and expenses of the Trustees are reimbursed by the adviser until the portfolio's assets reach $50,000,000.

         The range for the average weighted expense ratio borne by the portfolio in connection with its investments in the underlying funds is expected to be 0.54% to 0.88%. The range has been restated to reflect new fixed rate administrative fees for certain affiliated underlying funds. This information is provided as a range since the average assets of the portfolio invested in each of the underlying funds will fluctuate.



                        14 | Income with Growth Portfolio

         -----------------------------------------------------------------------
         Expense Example
         -----------------------------------------------------------------------


         This example helps you compare each share class's expenses to those of other portfolios. The example illustrates the impact of the total estimated pro rata fees and expenses (including both portfolio and underlying fund fees and expenses) on an account with an initial investment of $10,000, based on the portfolio fees and operating expenses and the midpoint of the range of expenses expected to be borne by the portfolio in connection with its investments in the underlying funds (discussed above). It assumes a 5% annual return, the reinvestment of all dividends and distributions and "total annual operating expenses" remaining the same each year, and includes one year of reimbursed expenses in each period. This is only an example; your actual expenses will be different.


         -----------------------------------------------------------------------
                                    1 Year     3 Years     5 Years    10 Years
         -----------------------------------------------------------------------

         Expenses, assuming you sold your shares at the end of each period
         -----------------------------------------------------------------------
         Class A shares                $690     $1,312      $1,958     $3,682
         -----------------------------------------------------------------------
         Class B shares                 649      1,352       2,073      3,082
         -----------------------------------------------------------------------

         Expenses, assuming you kept your shares
         -----------------------------------------------------------------------
         Class A shares                $690     $1,312      $1,958     $3,682
         -----------------------------------------------------------------------
         Class B shares                 249      1,052       1,873      3,082
         -----------------------------------------------------------------------



                        15 | Income with Growth Portfolio

--------------------------------------------------------------------------------
                                                 fund number |  Class A      603
                                                             |  Class B      703
Balanced Portfolio
--------------------------------------------------------------------------------


Investment Approach


         The portfolio seeks a balance of current income and long-term growth of capital. It does this by investing mainly in a select mix of underlying equity and bond mutual funds. The portfolio may at times concentrate in a particular underlying fund.


         The portfolio has a target allocation, which the portfolio managers use as a reference point in setting the portfolio's actual allocation. While the actual allocation may vary, the managers expect that over the long term it will average out to be similar to the target allocation. At all times the portfolio will indirectly be invested at least 25% in fixed-income senior securities.

         The managers regularly review the actual allocation, and may adjust it in seeking to take advantage of current or expected market conditions or to manage risk. In making their allocation decisions, the managers take a top-down approach, looking at the outlooks for various securities markets and segments of those markets. Based on the desired exposure to particular investments, the managers then decide which funds to use as underlying funds and how much to invest in each fund.

         The portfolio's underlying funds use a broad array of investment styles. These funds can buy many types of securities, among them common stocks of companies of any size, corporate bonds of varying credit qualities and maturities, U.S. government and agency bonds, mortgage- and asset-backed securities, money market instruments, and others. These securities are mainly from U.S. issuers but may be from foreign issuers.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

ASSET ALLOCATION

The portfolio's target allocation is as follows:

THE ORIGINAL DOCUMENT CONTAINS A PIE CHART HERE

PIE CHART DATA:


     Bond funds     49%
     Equity funds   50%
     Money funds     1%


The managers have the flexibility to adjust this allocation within the following ranges:

Bond funds        40%-60%

Equity funds      40%-60%

Money funds        0%-10%


                            16 | Balanced Portfolio

         With respect to the equity portion of the portfolio, the portfolio shifts assets between the growth and value components of its holdings based on the portfolio managers' analysis of relevant market, financial and economic conditions. If the portfolio managers believe that value securities (those that are priced low in light of certain valuation measures) may provide better yields than the returns then available or expected on growth stocks (those that are selected primarily for their growth potential), the portfolio will place a greater emphasis on the value component of its holdings.


         The managers of the underlying funds generally may adjust the duration (a measure of sensitivity to interest rates) of a fund's bond allocation depending on their outlook for interest rates, and the portfolio's allocation among the underlying funds may similarly be adjusted.


                            17 | Balanced Portfolio

--------------------------------------------------------------------------------
         Investors who have a time horizon of three to five years or more and are seeking a balanced asset allocation investment may be interested in this portfolio.
--------------------------------------------------------------------------------

Main Risks to Investors

         There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

         One of the most important factors with this portfolio is how stock markets perform. When stock prices fall, you should expect the value of your investment to fall as well. Large company stocks at times may not perform as well as stocks of smaller or mid-size companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

         With the bond fund portion of the portfolio, the most important factor is market interest rates. A rise in interest rates generally means a fall in bond fund prices and, in turn, a fall in the value of your investment. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) An increase in an underlying fund's dollar-weighted average maturity could make the portfolio more sensitive to this risk. To the extent that the portfolio invests in underlying funds that invest in bonds from any given industry, it could be hurt if that industry does not do well.


         To the extent that the portfolio invests in an underlying fund that invests in a given industry or a particular size of company, factors affecting that industry or size of company could affect portfolio securities. For example, a rise in unemployment could hurt manufacturers of consumer goods, and large company stocks at times may not perform as well as stocks of smaller companies.



                            18 | Balanced Portfolio

         Other factors that could affect performance include:

         o the managers of the portfolio or an underlying fund could be wrong in their analysis of economic trends, industries, companies, the relative attractiveness of stocks and bonds or other matters

         o to the extent that the portfolio invests for income, it may miss opportunities in faster-growing stocks

         o        a bond could decline in credit quality or go into default;
                  this risk is greater with lower-rated bonds


         o derivatives that the underlying funds may use could produce disproportionate losses


         o at times, it could be hard for an underlying fund to value some investments or to get an attractive price for them


         o        foreign securities may be more volatile than their U.S.
                  counterparts, for reasons such as currency fluctuations and political and economic uncertainty



                            19 | Balanced Portfolio

The Fund's Track Record

         Because this portfolio does not have a full calendar year of performance to report as of the date of this prospectus, no bar chart and performance table are provided.


                            20 | Balanced Portfolio

How Much Investors Pay


         This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. Each class of shares of the portfolio has a single fee covering investment management and other operating expenses, but not covering interest, taxes, and compensation and expenses of the Trustees. This fee rate will not fluctuate. The portfolio's shareholders will indirectly bear the pro rata share of fees and expenses incurred by the underlying funds in which the portfolio is invested.


         -----------------------------------------------------------------------
         Fee Table                                    Class A        Class B
         -----------------------------------------------------------------------

         Shareholder Fees (paid directly from your investment)
         -----------------------------------------------------------------------
         Maximum sales charge (load) imposed on         5.75%          None
         purchases (as % of offering price)
         -----------------------------------------------------------------------
         Maximum deferred sales charge (load)           None*          4.00%
         -----------------------------------------------------------------------

         Annual Operating Expenses (deducted from portfolio assets)
         -----------------------------------------------------------------------
         Management Fee                                 0.75%          0.75%
         -----------------------------------------------------------------------
         Distribution (12b-1) and Service Fees          0.25%          1.00%
         -----------------------------------------------------------------------
         Other Expenses**                               0.95%          0.95%
                                                    ----------------------------
         -----------------------------------------------------------------------
         Total Annual Operating Expenses                1.95%          2.70%
         -----------------------------------------------------------------------
         Expense Reimbursement***                       0.95%          0.95%
                                                    ----------------------------
         -----------------------------------------------------------------------
         Net Expenses                                   1.00%          1.75%
         -----------------------------------------------------------------------

         * The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

         **       Includes compensation and expenses of the Trustees.

         *** By contract, compensation and expenses of the Trustees are reimbursed by the adviser until the portfolio's assets reach $50,000,000.

         The range for the average weighted expense ratio borne by the portfolio in connection with its investments in the underlying funds is expected to be 0.59% to 0.88%. The range has been restated to reflect new fixed rate administrative fees for certain affiliated underlying funds. This information is provided as a range since the average assets of the portfolio invested in each of the underlying funds will fluctuate.



                            21 | Balanced Portfolio

         -----------------------------------------------------------------------
         Expense Example
         -----------------------------------------------------------------------

         This example helps you compare each share class's expenses to those of other portfolios. The example illustrates the impact of the total estimated pro rata fees and expenses (including both portfolio and underlying fund fees and expenses) on an account with an initial investment of $10,000, based on the portfolio fees and operating expenses and the midpoint of the range of expenses expected to be borne by the portfolio in connection with its investments in the underlying funds (discussed above). It assumes a 5% annual return, the reinvestment of all dividends and distributions and "total annual operating expenses" remaining the same each year, and includes one year of reimbursed expenses in each period. This is only an example; your actual expenses will be different.


         -----------------------------------------------------------------------
                                    1 Year     3 Years     5 Years    10 Years
         -----------------------------------------------------------------------

         Expenses, assuming you sold your shares at the end of each period
         -----------------------------------------------------------------------
         Class A shares                $742     $1,277      $1,838     $3,358
         -----------------------------------------------------------------------
         Class B shares                 652      1,268       1,907      2,908
         -----------------------------------------------------------------------

         Expenses, assuming you kept your shares
         -----------------------------------------------------------------------
         Class A shares                $742     $1,277      $1,838     $3,358
         -----------------------------------------------------------------------
         Class B shares                 252        968       1,707      2,908
         -----------------------------------------------------------------------



                            22 | Balanced Portfolio

--------------------------------------------------------------------------------
                                                fund number |  Class A       604
                                                            |  Class B       704
--------------------------------------------------------------------------------


Growth with Income Portfolio

Investment Approach


         The portfolio seeks long-term growth of capital and modest income. It does this by investing primarily in a select group of underlying equity mutual funds and, to a lesser extent, bond mutual funds.


         The portfolio may at times concentrate in a particular underlying fund. The portfolio has a target allocation, which the portfolio managers use as a reference point in setting the portfolio's actual allocation. While the actual allocation may vary, the managers expect that over the long term it will average out to be similar to the target allocation. The managers regularly review the actual allocation, and may adjust it in seeking to take advantage of current or expected market conditions or to manage risk. In making their allocation decisions, the managers take a top-down approach, looking at the outlooks for various securities markets and segments of those markets. Based on the desired exposure to particular investments, the managers then decide which funds to use as underlying funds and how much to invest in each fund.

         The portfolio's underlying funds use a broad array of investment styles. These funds can buy many types of securities, among them common stocks of companies of any size, corporate bonds of varying credit qualities and maturities, U.S. government and agency bonds, mortgage- and asset-backed securities, money market instruments, and others. These securities are mainly from U.S. issuers but may be from foreign issuers.

         The managers of the underlying funds generally may adjust the duration (a measure of sensitivity to interest rates) of a fund's bond allocation depending on their outlook for interest rates, and the portfolio's allocation among the underlying funds may similarly be adjusted.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

ASSET ALLOCATION

The portfolio's target allocation is as follows:

THE ORIGINAL DOCUMENT CONTAINS A PIE CHART HERE

PIE CHART DATA:

     Equity funds        70%
     Bond funds          29%
     Money funds          1%

The managers have the flexibility to adjust this allocation within the following ranges:

Equity funds      60%-80%

Bond funds        20%-40%

Money funds        0%-10%


                        23 | Growth with Income Portfolio

--------------------------------------------------------------------------------
         This portfolio may make sense for investors who have a time horizon of five years or more, and are seeking an asset allocation approach to investing.
--------------------------------------------------------------------------------

Main Risks to Investors

         There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

         As with most stock funds, the most important factor with this portfolio is how stock markets perform. When stock prices fall, you should expect the value of your investment to fall as well. Large company stocks at times may not perform as well as stocks of smaller or mid-size companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

         With the bond portion of the portfolio, the most important factor is market interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) An increase in an underlying fund's dollar-weighted average maturity could make the portfolio more sensitive to this risk. To the extent that the portfolio invests in bonds from any given industry, it could be hurt if that industry does not do well.

         To the extent that the portfolio invests in an underlying fund that invests in a given industry or a particular size of company, factors affecting that industry or size of company could affect portfolio securities. For example, a rise in unemployment could hurt manufacturers of consumer goods, and large company stocks at times may not perform as well as stocks of smaller companies.


                        24 | Growth with Income Portfolio

         Other factors that could affect performance include:

         o the managers of the portfolio or an underlying fund could be wrong in their analysis of economic trends, industries, companies or other matters

         o to the extent that the portfolio invests for income, it may miss opportunities in faster-growing stocks

         o        a bond could decline in credit quality or go into default;
                  this risk is greater with lower-rated bonds


         o derivatives that the underlying funds may use could produce disproportionate losses


         o at times, it could be hard for an underlying fund to value some investments or to get an attractive price for them


         o        foreign securities may be more volatile than their U.S.
                  counterparts, for reasons such as currency fluctuations and political and economic uncertainty



                        25 | Growth with Income Portfolio

The Fund's Track Record

         Because this portfolio does not have a full calendar year of performance to report as of the date of this prospectus, no bar chart and performance table are provided.


                        26 | Growth with Income Portfolio

How Much Investors Pay


         This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. Each class of shares of the portfolio has a single fee covering investment management and other operating expenses, but not covering interest, taxes, and compensation and expenses of the Trustees. This fee rate will not fluctuate. The portfolio's shareholders will indirectly bear the pro rata share of fees and expenses incurred by the underlying funds in which the portfolio is invested.


         -----------------------------------------------------------------------
         Fee Table                                    Class A        Class B
         -----------------------------------------------------------------------

         Shareholder Fees (paid directly from your investment)
         -----------------------------------------------------------------------
         Maximum sales charge (load) imposed on         5.75%          None
         purchases (as % of offering price)
         -----------------------------------------------------------------------
         Maximum deferred sales charge (load)           None*          4.00%
         -----------------------------------------------------------------------

         Annual Operating Expenses (deducted from portfolio assets)
         -----------------------------------------------------------------------
         Management Fee                                 0.75%          0.75%
         -----------------------------------------------------------------------
         Distribution (12b-1) and Service Fees          0.25%          1.00%
         -----------------------------------------------------------------------
         Other Expenses**                               1.18%          1.18%
                                                    ----------------------------
         -----------------------------------------------------------------------
         Total Annual Operating Expenses                2.18%          2.93%
         -----------------------------------------------------------------------
         Expense Reimbursement***                       1.18%          1.18%
                                                    ----------------------------
         -----------------------------------------------------------------------
         Net Expenses                                   1.00%          1.75%
         -----------------------------------------------------------------------

         * The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

         **       Includes compensation and expenses of the Trustees.

         *** By contract, compensation and expenses of the Trustees are reimbursed by the adviser until the portfolio's assets reach $50,000,000.

         The range for the average weighted expense ratio borne by the portfolio in connection with its investments in the underlying funds is expected to be 0.66% to 1.00%. The range has been restated to reflect new fixed rate administrative fees for certain affiliated underlying funds. This information is provided as a range since the average assets of the portfolio invested in each of the underlying funds will fluctuate.


                        27 | Growth with Income Portfolio

         -----------------------------------------------------------------------
         Expense Example
         -----------------------------------------------------------------------

         This example helps you compare each share class's expenses to those of other portfolios. The example illustrates the impact of the total estimated pro rata fees and expenses (including both portfolio and underlying fund fees and expenses) on an account with an initial investment of $10,000, based on the portfolio fees and operating expenses and the midpoint of the range of expenses expected to be borne by the portfolio in connection with its investments in the underlying funds (discussed above). It assumes a 5% annual return, the reinvestment of all dividends and distributions and "total annual operating expenses" remaining the same each year, and includes one year of reimbursed expenses in each period. This is only an example; your actual expenses will be different.


         -----------------------------------------------------------------------
                                    1 Year     3 Years     5 Years    10 Years
         -----------------------------------------------------------------------

         Expenses, assuming you sold your shares at the end of each period
         -----------------------------------------------------------------------
         Class A shares                $750     $1,347      $1,968     $3,632
         -----------------------------------------------------------------------
         Class B shares                 661      1,341       2,040      3,097
         -----------------------------------------------------------------------

         Expenses, assuming you kept your shares
         -----------------------------------------------------------------------
         Class A shares                $750     $1,347      $1,968     $3,632
         -----------------------------------------------------------------------
         Class B shares                 261      1,041       1,840      3,097
         -----------------------------------------------------------------------



                       28 | Growth with Income Portfolio

--------------------------------------------------------------------------------
                                               fund number |  Class A        605
                                                           |  Class B        705
Growth Portfolio
--------------------------------------------------------------------------------


Investment Approach


         The portfolio seeks long-term growth of capital. It does this by investing mainly in a select group of primarily growth-oriented underlying equity mutual funds. The portfolio may at times concentrate in a particular underlying fund.


         The portfolio has a target allocation, which the portfolio managers use as a reference point in setting the portfolio's actual allocation. While the actual allocation may vary, the managers expect that over the long term it will average out to be similar to the target allocation.

         The managers regularly review the actual allocation, and may adjust it in seeking to take advantage of current or expected market conditions or to manage risk. In making their allocation decisions, the managers take a top-down approach, looking at the outlooks for various securities markets and segments of those markets. Based on the desired exposure to particular investments, the managers then decide which funds to use as underlying funds and how much to invest in each fund.

         The portfolio's underlying funds use a broad array of investment styles, with an emphasis on the growth component of their holdings. These funds can buy many types of securities, among them common stocks of companies of any size, money market instruments, and others. These securities are mainly from U.S. issuers but may be from foreign issuers.


         The portfolio shifts assets between the growth and value components of its holdings based on the portfolio managers' analysis of relevant market, financial and economic conditions. If the portfolio managers believe that value securities (those that are priced low in light of certain valuation measures) may provide better yields than the returns then available or expected on growth stocks (those that are selected primarily for their growth potential), the portfolio will place a greater emphasis on the value component of its holdings.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

ASSET ALLOCATION

The portfolio's target allocation is as follows:

THE ORIGINAL DOCUMENT CONTAINS A PIE CHART HERE

PIE CHART DATA:


     Equity funds        99%
     Money funds          1%


The managers have the flexibility to adjust this allocation within the following ranges:

Equity funds       95%-100%
Money funds           0%-5%


                             29 | Growth Portfolio

--------------------------------------------------------------------------------
         This portfolio may make sense for investors who have a time horizon of five years or more and who are interested in taking an asset allocation approach to growth investing.
--------------------------------------------------------------------------------

Main Risks to Investors

         There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

         As with most stock funds, the most important factor with this fund is how stock markets perform. When stock prices fall, you should expect the value of your investment to fall as well. Large company stocks at times may not perform as well as stocks of smaller or mid-size companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.


         To the extent that the portfolio invests in an underlying fund that invests in a given industry or a particular size of company, factors affecting that industry or size of company could affect portfolio securities. For example, a rise in unemployment could hurt manufacturers of consumer goods, and large company stocks at times may not perform as well as stocks of smaller companies.


         Other factors that could affect performance include:

         o the managers of the portfolio or an underlying fund could be wrong in their analysis of companies, industries, risk factors or other matters

         o        growth stocks may be out of favor for certain periods

         o        foreign securities may be more volatile than their U.S.
                  counterparts, for reasons such as currency fluctuations and political and economic uncertainty


         o derivatives that the underlying funds may use could produce disproportionate losses


         o at times, it might be hard for an underlying fund to value some investments or to get an attractive price for them

                             30 | Growth Portfolio

The Fund's Track Record

         Because this portfolio does not have a full calendar year of performance to report as of the date of this prospectus, no bar chart and performance table are provided.


                             31 | Growth Portfolio

How Much Investors Pay


         This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. Each class of shares of the portfolio has a single fee covering investment management and other operating expenses, but not covering interest, taxes, and compensation and expenses of the Trustees. This fee rate will not fluctuate. The portfolio's shareholders will indirectly bear the pro rata share of fees and expenses incurred by the underlying funds in which the portfolio is invested.


         -----------------------------------------------------------------------
         Fee Table                                    Class A        Class B
         -----------------------------------------------------------------------

         Shareholder Fees (paid directly from your investment)
         -----------------------------------------------------------------------
         Maximum sales charge (load) imposed on         5.75%           None
         purchases (as % of offering price)
         -----------------------------------------------------------------------
         Maximum deferred sales charge (load)           None*          4.00%
         -----------------------------------------------------------------------

         Annual Operating Expenses (deducted from portfolio assets)
         -----------------------------------------------------------------------
         Management Fee                                 0.75%          0.75%
         -----------------------------------------------------------------------
         Distribution (12b-1) and Service Fees          0.25%          1.00%
         -----------------------------------------------------------------------
         Other Expenses**                               0.66%          0.66%
                                                    ----------------------------
         -----------------------------------------------------------------------
         Total Annual Operating Expenses                1.66%          2.41%
         -----------------------------------------------------------------------
         Expense Reimbursement***                       0.66%          0.66%
                                                    ----------------------------
         -----------------------------------------------------------------------
         Net Expenses                                   1.00%          1.75%
         -----------------------------------------------------------------------

         * The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

         **       Includes compensation and expenses of the Trustees.

         *** By contract, compensation and expenses of the Trustees are reimbursed by the adviser until the portfolio's assets reach $50,000,000.

         The range for the average weighted expense ratio borne by the portfolio in connection with its investments in the underlying funds is expected to be 0.75% to 1.21%. The range has been restated to reflect new fixed rate administrative fees for certain affiliated underlying funds. This information is provided as a range since the average assets of the portfolio invested in each of the underlying funds will fluctuate.


                             32 | Growth Portfolio

         -----------------------------------------------------------------------
         Expense Example
         -----------------------------------------------------------------------

         This example helps you compare each share class's expenses to those of other portfolios. The example illustrates the impact of the total estimated pro rata fees and expenses (including both portfolio and underlying fund fees and expenses) on an account with an initial investment of $10,000, based on the portfolio fees and operating expenses and the midpoint of the range of expenses expected to be borne by the portfolio in connection with its investments in the underlying funds (discussed above). It assumes a 5% annual return, the reinvestment of all dividends and distributions and "total annual operating expenses" remaining the same each year, and includes one year of reimbursed expenses in each period. This is only an example; your actual expenses will be different.


        ------------------------------------------------------------------------
                                   1 Year     3 Years     5 Years    10 Years
        ------------------------------------------------------------------------

        Expenses, assuming you sold your shares at the end of each period
        ------------------------------------------------------------------------
        Class A shares                $764     $1,289      $1,839     $3,332
        ------------------------------------------------------------------------
        Class B shares                 676      1,281       1,908      3,012
        ------------------------------------------------------------------------

        Expenses, assuming you kept your shares
        ------------------------------------------------------------------------
        Class A shares                $764     $1,289      $1,839     $3,332
        ------------------------------------------------------------------------
        Class B shares                 276        981       1,708      3,012
        ------------------------------------------------------------------------



                             33 | Growth Portfolio

Other Policies and Risks

         While the portfolio-by-portfolio sections on the previous pages describe the main points of each portfolio's strategy and risks, there are a few other issues to know about:

         o Although major changes tend to be infrequent, a portfolio's Board could change that portfolio's investment goal without seeking shareholder approval.

         o As a temporary defensive measure, any of these portfolios could shift up to 100% of its assets into investments such as money market securities. This could prevent losses, but would mean that the portfolio was not pursuing its goal.


         o While certain underlying funds are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers of those funds don't intend to use them as principal investments, and might not use them at all.


         Euro conversion

         Portfolios which invest in underlying funds which invest in foreign securities could be affected by accounting differences, changes in tax treatment or other issues related to the conversion of certain European currencies into the euro, which is already underway. Scudder Kemper is working to address euro-related issues as they occur and has been notified that other key service providers are taking similar steps. Still, there's some risk that this problem could materially affect a portfolio's operation (including its ability to calculate net asset value and to handle purchases and redemptions), the investments held by underlying funds or securities markets in general.

         For more information

         This prospectus doesn't tell you about every policy or risk of investing in the portfolios.

         If you want more information on a portfolio's allowable securities and investment practices and the characteristics and risks of each one, as well as the list of underlying funds, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

         Keep in mind that there is no assurance that any mutual fund will achieve its goal.



                             34 | Growth Portfolio

--------------------------------------------------------------------------------

Scudder Kemper, the company with overall responsibility for managing the portfolios, takes a team approach to asset management.

--------------------------------------------------------------------------------

Who Manages and Oversees the Portfolios

The investment adviser

The investment adviser for these portfolios is Scudder Kemper Investments, Inc., 345 Park Avenue, New York, NY. Scudder Kemper has more than 80 years of experience managing mutual funds, and currently has more than $290 billion in assets under management.

Scudder Kemper's asset management teams include investment professionals, economists, research analysts, traders and other investment specialists, located in offices across the United States and around the world.


As payment for serving as investment adviser, Scudder Kemper receives a management fee from each portfolio. For the twelve months through the most recent fiscal year end, the actual amount each portfolio paid in management fees was 0.75% of average daily net assets of that portfolio. Scudder Kemper also receives management fees from managing the affiliated underlying funds in which each portfolio invests. Each affiliated underlying fund pays Scudder Kemper a management fee as determined by the Investment Management Agreement between that fund and Scudder Kemper.


The portfolio managers

The following people handle the day-to-day management of each portfolio in this prospectus.

Shahram Tajbakhsh                     Josephine W. K. Chu
Lead Portfolio Manager                  o Began investment career in 1997
  o Began investment career in 1991     o Joined the adviser in 1997
  o Joined the adviser in 1996          o Joined the fund team in 2000
  o Joined the fund team in 1999

The Board


A mutual fund's Board is responsible for the general oversight of the fund's business. The individuals below serve concurrently on the board of all portfolios in this prospectus. The majority of the board is not affiliated with Scudder Kemper. These independent members have primary responsibility for assuring that each portfolio is managed in the best interests of its shareholders.

Brian Cohen                               Dr. J.D. Hammond
 o President of the Trust;                 o Trustee; Dean Emeritus, Smeal
   President, Farmers Financial Solutions    College of Business Administration,
                                             Pennsylvania State University
Dr. Rosita P. Chang
 o Trustee; Professor of Finance,         Richard M. Hunt
   University of Hawaii                    o Trustee; University Marshal and
                                             Senior Lecturer, Harvard University
Edgar R. Fiedler
 o Trustee; Senior Fellow and             Kathryn L. Quirk
   Economic Counsellor,                    o Trustee; Managing Director of
   The Conference Board, Inc.                Scudder Kemper Investments, Inc.

Financial Highlights

These tables are designed to help you understand each portfolio's financial performance in recent years. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a particular portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each portfolio's financial statements, is included in the portfolios' annual report (see "Shareholder reports" on the back cover).


Income Portfolio

                                                                    For the period
                                                                    March 9, 1999
                                                                   (commencement of
                                                     Year Ended     operations) to
Class A                                            April 30, 2000   April 30, 1999
-------------------------------------------------------------------------------------
                                                   ----------------------------------
Net asset value, beginning of period               $   12.21      $     12.00
                                                   ----------------------------------
Income (loss) from investment operations:
Net investment income (loss) (a)                         .73              .11
Net realized and unrealized gain (loss) on
investment transactions                                 (.84)             .10
                                                   ----------------------------------
Total from investment operations                        (.11)             .21
                                                   ----------------------------------
Less distributions from net investment income           (.82)              --

                                                   ----------------------------------
Net asset value, end of period                     $   11.28      $     12.21
                                                   ----------------------------------
-------------------------------------------------------------------------------------
Total Return (%) (b) (c)                                (.87)            1.75**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)                   54              103
Ratio of expenses before expense reductions (%)         4.92             1.00*
Ratio of expenses after expense reductions (%)          1.00             1.00*
Ratio of net investment income (loss) (%)               6.24              .93**
Portfolio turnover rate (%)                               59               --

(a)  Based on daily average shares outstanding during the period.

(b) Total return would have been lower if the investment adviser to this Portfolio and the investment adviser to some of the Underlying Funds had not maintained some of the expenses.

(c)  Total return does not reflect the effect of any sales charge.

*    Annualized

**   Not annualized

Income Portfolio

                                                                    For the period
                                                                    March 9, 1999
                                                                   (commencement of
                                                     Year Ended     operations) to
Class B                                            April 30, 2000   April 30, 1999
-------------------------------------------------------------------------------------
                                                   ----------------------------------
Net asset value, beginning of period               $   12.19      $     12.00
                                                   ----------------------------------
Income (loss) from investment operations:
Net investment income (loss) (a)                         .64              .12
Net realized and unrealized gain (loss) on
investment transactions                                 (.83)             .07
                                                   ----------------------------------
Total from investment operations                        (.19)             .19
                                                   ----------------------------------
Less distributions from net investment income           (.73)              --

                                                   ----------------------------------
Net asset value, end of period                     $   11.27      $     12.19
                                                   ----------------------------------
-------------------------------------------------------------------------------------
Total Return (%) (b) (c)                               (1.56)            1.58**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)                   52               51
Ratio of expenses before expense reductions (%)         5.67             1.75*
Ratio of expenses after expense reductions (%)          1.75             1.75*
Ratio of net investment income (loss) (%)               5.53             1.01**
Portfolio turnover rate (%)                               59               --

(a)  Based on daily average shares outstanding during the period.

(b) Total return would have been lower if the investment adviser to this Portfolio and the investment adviser to some of the Underlying Funds had not maintained some of the expenses.

(c)  Total return does not reflect the effect of any sales charge.

*    Annualized

**   Not annualized

Income with Growth Portfolio

                                                                    For the period
                                                                    March 9, 1999
                                                                   (commencement of
                                                     Year Ended     operations) to
Class A                                            April 30, 2000   April 30, 1999
-------------------------------------------------------------------------------------
                                                   ----------------------------------
Net asset value, beginning of period               $   12.33      $     12.00
                                                   ----------------------------------
Income (loss) from investment operations:
Net investment income (loss) (a)                         .51              .07
Net realized and unrealized gain (loss) on
investment transactions                                  .40              .26
                                                   ----------------------------------
Total from investment operations                         .91              .33
                                                   ----------------------------------
Less distributions from net investment income           (.45)              --

                                                   ----------------------------------
Net asset value, end of period                     $   12.79      $     12.33
                                                   ----------------------------------
-------------------------------------------------------------------------------------
Total Return (%) (b) (c)                                7.54             2.75**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)                  543               52
Ratio of expenses before expense reductions (%)         2.41             1.00*
Ratio of expenses after expense reductions (%)          1.00             1.00*
Ratio of net investment income (loss) (%)               4.16              .55**
Portfolio turnover rate (%)                               38               --

(a)  Based on daily average shares outstanding during the period.

(b) Total return would have been lower if the investment adviser to this Portfolio and the investment adviser to some of the Underlying Funds had not maintained some of the expenses.

(c)  Total return does not reflect the effect of any sales charge.

*    Annualized

**   Not annualized

Income with Growth Portfolio

                                                                    For the period
                                                                    March 9, 1999
                                                                   (commencement of
                                                     Year Ended     operations) to
Class B                                            April 30, 2000   April 30, 1999
-------------------------------------------------------------------------------------
                                                   ----------------------------------
Net asset value, beginning of period               $   12.32      $     12.00
                                                   ----------------------------------
Income (loss) from investment operations:
Net investment income (loss) (a)                         .39              .05
Net realized and unrealized gain (loss) on
investment transactions                                  .42              .27
                                                   ----------------------------------
Total from investment operations                         .81              .32
                                                   ----------------------------------
Less distributions from net investment income           (.37)              --

                                                   ----------------------------------
Net asset value, end of period                     $   12.76      $     12.32
                                                   ----------------------------------
-------------------------------------------------------------------------------------
Total Return (%) (b) (c)                                6.67             2.67**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)                  327               58
Ratio of expenses before expense reductions (%)         3.16             1.75*
Ratio of expenses after expense reductions (%)          1.75             1.75*
Ratio of net investment income (loss) (%)               3.14              .44**
Portfolio turnover rate (%)                               38               --

(a)  Based on daily average shares outstanding during the period.

(b) Total return would have been lower if the investment adviser to this Portfolio and the investment adviser to some of the Underlying Funds had not maintained some of the expenses.

(c)  Total return does not reflect the effect of any sales charge.

*    Annualized

**   Not annualized

Balanced Portfolio

                                                                    For the period
                                                                    March 9, 1999
                                                                   (commencement of
                                                     Year Ended     operations) to
Class A                                            April 30, 2000   April 30, 1999
-------------------------------------------------------------------------------------
                                                   ----------------------------------
Net asset value, beginning of period               $   12.45      $     12.00
                                                   ----------------------------------
Income (loss) from investment operations:
Net investment income (loss) (a)                         .39              .06
Net realized and unrealized gain (loss) on
investment transactions                                  .22              .39
                                                   ----------------------------------
Total from investment operations                         .61              .45
                                                   ----------------------------------
Less distributions from net investment income           (.36)              --

                                                   ----------------------------------
Net asset value, end of period                     $   12.70      $     12.45
                                                   ----------------------------------
-------------------------------------------------------------------------------------
Total Return (%) (b) (c)                                4.95             3.75**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)                  757               64
Ratio of expenses before expense reductions (%)         1.95             1.00*
Ratio of expenses after expense reductions (%)          1.00             1.00*
Ratio of net investment income (loss) (%)               3.17              .52**
Portfolio turnover rate (%)                               20               --

(a)  Based on daily average shares outstanding during the period.

(b) Total return would have been lower if the investment adviser to this Portfolio and the investment adviser to some of the Underlying Funds had not maintained some of the expenses.

(c)  Total return does not reflect the effect of any sales charge.

*    Annualized

**   Not annualized

Balanced Portfolio

                                                                    For the period
                                                                    March 9, 1999
                                                                   (commencement of
                                                     Year Ended     operations) to
Class B                                            April 30, 2000   April 30, 1999
-------------------------------------------------------------------------------------
                                                   ----------------------------------
Net asset value, beginning of period               $   12.43      $     12.00
                                                   ----------------------------------
Income (loss) from investment operations:
Net investment income (loss) (a)                         .27              .05
Net realized and unrealized gain (loss) on
investment transactions                                  .24              .38
Total from investment operations                         .51              .43
Less distributions from net investment income           (.26)              --

                                                   ----------------------------------
Net asset value, end of period                     $   12.68      $     12.43
                                                   ----------------------------------
-------------------------------------------------------------------------------------
Total Return (%) (b) (c)                                4.06             3.58**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)                  607               68
Ratio of expenses before expense reductions (%)         2.70             1.75*
Ratio of expenses after expense reductions (%)          1.75             1.75*
Ratio of net investment income (loss) (%)               2.15              .40**
Portfolio turnover rate (%)                               20               --

(a)  Based on daily average shares outstanding during the period.

(b) Total return would have been lower if the investment adviser to this Portfolio and the investment adviser to some of the Underlying Funds had not maintained some of the expenses.

(c)  Total return does not reflect the effect of any sales charge.

*    Annualized

**   Not annualized

Growth with Income Portfolio

                                                                    For the period
                                                                    March 9, 1999
                                                                   (commencement of
                                                     Year Ended     operations) to
Class A                                            April 30, 2000   April 30, 1999
-------------------------------------------------------------------------------------
                                                   ----------------------------------
Net asset value, beginning of period               $   12.63      $     12.00
                                                   ----------------------------------
Income (loss) from investment operations:
Net investment income (loss) (a)                         .25              .04
Net realized and unrealized gain (loss) on
investment transactions                                 (.08)             .59
                                                   ----------------------------------
Total from investment operations                         .17              .63
                                                   ----------------------------------
Less distributions from net investment income           (.28)              --

                                                   ----------------------------------
Net asset value, end of period                     $   12.52      $     12.63
                                                   ----------------------------------
-------------------------------------------------------------------------------------
Total Return (%) (b) (c)                                1.30             5.25**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)                  487              298
Ratio of expenses before expense reductions (%)         2.18             1.00*
Ratio of expenses after expense reductions (%)          1.00             1.00*
Ratio of net investment income (loss) (%)               1.98              .37**
Portfolio turnover rate (%)                               56               --

(a)  Based on daily average shares outstanding during the period.

(b) Total return would have been lower if the investment adviser to this Portfolio and the investment adviser to some of the Underlying Funds had not maintained some of the expenses.

(c)  Total return does not reflect the effect of any sales charge.

*    Annualized

**   Not annualized

Growth with Income Portfolio

                                                                    For the period
                                                                    March 9, 1999
                                                                   (commencement of
                                                     Year Ended     operations) to
Class B                                            April 30, 2000   April 30, 1999
-------------------------------------------------------------------------------------
                                                   ----------------------------------
Net asset value, beginning of period               $   12.61      $     12.00
                                                   ----------------------------------
Income (loss) from investment operations:
Net investment income (loss) (a)                         .18              .04
Net realized and unrealized gain (loss) on
investment transactions                                 (.09)             .57
                                                   ----------------------------------
Total from investment operations                         .09              .61
                                                   ----------------------------------
Less distributions from net investment income           (.18)              --

                                                   ----------------------------------
Net asset value, end of period                     $   12.52      $     12.61
                                                   ----------------------------------
-------------------------------------------------------------------------------------
Total Return (%) (b) (c)                                 .62             5.08**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)                  597               55
Ratio of expenses before expense reductions (%)         2.93             1.75*
Ratio of expenses after expense reductions (%)          1.75             1.75*
Ratio of net investment income (loss) (%)               1.46              .31**
Portfolio turnover rate (%)                               56               --

(a)  Based on daily average shares outstanding during the period.

(b) Total return would have been lower if the investment adviser to this Portfolio and the investment adviser to some of the Underlying Funds had not maintained some of the expenses.

(c)  Total return does not reflect the effect of any sales charge.

*    Annualized

**   Not annualized

Growth Portfolio

                                                                    For the period
                                                                    March 9, 1999
                                                                   (commencement of
                                                     Year Ended     operations) to
Class A                                            April 30, 2000   April 30, 1999
-------------------------------------------------------------------------------------
                                                   ----------------------------------
Net asset value, beginning of period               $   12.80      $     12.00
Income (loss) from investment operations:
Net investment (loss) income (a)                         .05              .01
Net realized and unrealized gain (loss) on
investment transactions                                  .35              .79
                                                   ----------------------------------
Total from investment operations                         .40              .80
                                                   ----------------------------------
Less distributions from:
Net investment income                                   (.17)              --
Net realized gains on investment transactions           (.04)              --
                                                   ----------------------------------
Net asset value, end of period                     $   12.99      $     12.80
                                                   ----------------------------------
-------------------------------------------------------------------------------------
Total Return (%) (b) (c)                                3.02             6.67**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)                1,562               92
Ratio of expenses before expense reductions (%)         1.66             1.00*
Ratio of expenses after expense reductions (%)          1.00             1.00*
Ratio of net investment income (loss) (%)                .41              .12**
Portfolio turnover rate (%)                               31               --

(a)  Based on daily average shares outstanding during the period.

(b) Total return would have been lower if the investment adviser to this Portfolio and the investment adviser to some of the Underlying Funds had not maintained some of the expenses.

(c)  Total return does not reflect the effect of any sales charge.

*    Annualized

**   Not annualized

Growth Portfolio

                                                                    For the period
                                                                    March 9, 1999
                                                                   (commencement of
                                                     Year Ended     operations) to
Class B                                            April 30, 2000   April 30, 1999
-------------------------------------------------------------------------------------
                                                   ----------------------------------
Net asset value, beginning of period               $   12.79      $     12.00
                                                   ----------------------------------
Income (loss) from investment operations:
Net investment income (loss) (a)                        (.05)             .01
Net realized and unrealized gain (loss) on
investment transactions                                  .33              .78
                                                   ----------------------------------
Total from investment operations                         .28              .79
                                                   ----------------------------------
Less distributions from:
  Net investment income                                 (.07)              --
  Net realized gains on investment transactions         (.04)              --

                                                   ----------------------------------
Net asset value, end of period                     $   12.96      $     12.79
                                                   ----------------------------------
-------------------------------------------------------------------------------------
Total Return (%) (b) (c)                                2.09             6.58**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)                  902               55
Ratio of expenses before expense reductions (%)         2.41             1.75*
Ratio of expenses after expense reductions (%)          1.75             1.75*
Ratio of net investment income (loss) (%)               (.39)             .06**
Portfolio turnover rate (%)                               31               --

(a)  Based on daily average shares outstanding during the period.

(b) Total return would have been lower if the investment adviser to this Portfolio and the investment adviser to some of the Underlying Funds had not maintained some of the expenses.

(c)  Total return does not reflect the effect of any sales charge.

*    Annualized

**   Not annualized

How to invest in the portfolios

The following pages tell you how to invest in these portfolios and what to expect as a shareholder. If you're investing directly with Farmers, all of this information applies to you.

If you're investing through a "third party provider" -- for example, a workplace retirement plan, financial supermarket, or financial adviser -- your provider may have its own policies or instructions, and you should follow those.

Choosing a Share Class

Offered in this prospectus are two share classes for each portfolio. Each class has its own fees and expenses, offering you a choice of cost structures. Class A and Class B shares are intended for investors seeking the advice and assistance of a financial representative, who may receive compensation for those services through sales commissions, service fees and/or distribution fees.

Before you invest, take a moment to look over the characteristics of each share class, so that you can be sure to choose the class that's right for you. You may want to ask your financial representative to help you with this decision.

We describe each share class in detail on the following pages. But first, you may want to look at the table below, which gives you a brief comparison of the main features of each class.

---------------------------------------------------------------------------------------
                   Classes and features             Points to help you compare
---------------------------------------------------------------------------------------
Class A           o Sales charges with a range of   o Some investors may be
                    up to 5.75%, charged when you     able to reduce or eliminate
                    buy shares                        their sales charges; see page 50

                  o In most cases, no charges       o Total annual operating
                    when you sell shares              expenses are lower than those
                                                      for Class B
                  o No distribution fee
---------------------------------------------------------------------------------------
Class B           o No charges when you buy         o The deferred sales
                    shares                            charge rate falls to zero
                                                      after six years

                  o Deferred sales charge of up     o Shares automatically convert
                    to 4.00%, charged when you sell   to Class A after six years,
                    shares you bought within the      which means lower annual
                    last six years                    expenses going forward


                  o 0.75% distribution fee
---------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Class A shares may make sense for long-term investors, especially those who are eligible for reduced or eliminated sales charges.

--------------------------------------------------------------------------------

Class A Shares

Class A shares have a sales charge that varies with the amount you invest:

Income Portfolio


                     Sales
                     charge as a
                     % of         Sales charge    Sales charge allowed
                     offering     as % of your    to dealers as a % of
Your investment      price        net investment  offering price*
--------------------------------------------------------------------------------
Up to $50,000           5.00%         5.26%           3.30%
--------------------------------------------------------------------------------
$50,000-$99,999         4.50%         4.71%           2.93%
--------------------------------------------------------------------------------
$100,000-$249,999       3.50%         3.63%           2.20%
--------------------------------------------------------------------------------
$250,000-$499,999       2.60%         2.67%           1.65%
--------------------------------------------------------------------------------
$500,000-$999,999       2.00%         2.04%           1.28%
--------------------------------------------------------------------------------
$1 million or more   See page 51
--------------------------------------------------------------------------------


*    Rounded to the nearest one hundredth percent.

The offering price includes the sales charge.

Income with Growth Portfolio


                     Sales
                     charge as a
                     % of         Sales charge    Sales charge allowed
                     offering     as % of your    to dealers as a % of
Your investment      price        net investment  offering price*
--------------------------------------------------------------------------------
Up to $50,000          5.25%          5.54%           3.42%
--------------------------------------------------------------------------------
$50,000-$99,999         4.50%         4.71%           2.93%
--------------------------------------------------------------------------------
$100,000-$249,999       3.50%         3.63%           2.20%
--------------------------------------------------------------------------------
$250,000-$499,999       2.60%         2.67%           1.65%
--------------------------------------------------------------------------------
$500,000-$999,999       2.00%         2.04%           1.28%
--------------------------------------------------------------------------------
$1 million or more   See page 51
--------------------------------------------------------------------------------


*    Rounded to the nearest one hundredth percent.

The offering price includes the sales charge.

Balanced Portfolio, Growth with Income Portfolio, and Growth Portfolio


                     Sales
                     charge as a
                     % of         Sales charge    Sales charge allowed
                     offering     as % of your    to dealers as a % of
Your investment      price        net investment  offering price*
--------------------------------------------------------------------------------
Up to $50,000          5.75%           6.10%           3.79%
--------------------------------------------------------------------------------
$50,000-$99,999         4.50%          4.71%           2.93%
--------------------------------------------------------------------------------
$100,000-$249,999       3.50%          3.63%           2.20%
--------------------------------------------------------------------------------
$250,000-$499,999       2.60%          2.67%           1.65%
--------------------------------------------------------------------------------
$500,000-$999,999       2.00%          2.04%           1.28%
--------------------------------------------------------------------------------
$1 million or more   See page 51
--------------------------------------------------------------------------------


*    Rounded to the nearest one hundredth percent.

The offering price includes the sales charge.

You may be able to lower your Class A sales charges if:

o you plan to invest at least $50,000 over the next 24 months ("letter of intent")

o the amount of shares you already own (including shares in certain other portfolios) plus the amount you're investing now is at least $50,000 ("cumulative discount")

o you are investing a total of $50,000 or more in several portfolios at once ("combined purchases")

The point of these three features is to let you count investments made at other times for purposes of calculating your present sales charge. Any time you can use the privileges to "move" your investment into a lower sales charge category in the table above, it's generally beneficial for you to do so. You can take advantage of these methods by filling in the appropriate sections of your application or by speaking with your financial representative.

You may be able to buy Class A shares without sales charges when you are:

o    investing through certain workplace retirement plans

o participating in an investment advisory program under which you pay a fee to an investment adviser or other firm for portfolio management services

o    buying shares with reinvested dividends or distributions

There are a number of additional provisions that apply in order to be eligible for a sales charge waiver. The portfolios may waive the sales charges for investors in other situations as well. Your financial representative or Farmers Customer Support can answer your questions and help you determine if you are eligible.

If you're investing $1 million or more, either as a lump sum or through one of the sales charge reduction features described on the previous page, you may be eligible to buy Class A shares without sales charges. However, you may be charged a contingent deferred sales charge (CDSC) of 1.00% on any shares you sell within the first year of owning them, and a similar charge of 0.50% on shares you sell within the second year of owning them. This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Farmers Customer Support can answer your questions and help you determine if you're eligible.

--------------------------------------------------------------------------------

Class B shares can be a logical choice for long-term investors who would prefer to see all of their investment go to work right away, and can accept somewhat higher annual expenses in exchange.

--------------------------------------------------------------------------------

Class B Shares

With Class B shares, you pay no up-front sales charges to the portfolio. Class B shares do have a 12b-1 plan, under which a distribution fee of 0.75% is deducted from portfolio assets each year. This means the annual expenses for Class B shares are somewhat higher (and their performance correspondingly lower) compared to Class A shares, which don't have a 12b-1 fee. After six years, Class B shares automatically convert to Class A shares, which has the net effect of lowering the annual expenses from the seventh year on.

Class B shares have a contingent deferred sales charge (CDSC). This charge declines over the years you own shares, and disappears completely after six years of ownership. But for any shares you sell within those six years, you may be charged as follows:

Year after you bought shares     CDSC on shares you sell
--------------------------------------------------------------------------------
First year                       4.00%
--------------------------------------------------------------------------------
Second year or third             3.00
--------------------------------------------------------------------------------
Fourth or fifth year             2.00
--------------------------------------------------------------------------------
Sixth year                       1.00
--------------------------------------------------------------------------------
Seventh year and later           None (automatic conversion to Class A)
--------------------------------------------------------------------------------

This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Farmers Customer Support can answer your questions and help you determine if you're eligible.

While Class B shares don't have any front-end sales charges, their higher annual expenses mean that over the years you could end up paying more than the equivalent of the maximum allowable front-end sales charge.

How to Buy Shares

For information on how to buy shares, call your agent or Farmers Customer Support toll free at 1-877-327-8899.

How to Exchange or Sell Shares

Any shareholder may require a portfolio to redeem his or her shares. When shares are held for the account of a shareholder by the portfolios' transfer agent, the shareholder may redeem them by sending a written request with signatures guaranteed to Kemper Service Company, P.O. Box 419453, Kansas City, Missouri 64141. Contact your agent or call toll-free 1-877-327-8899 for more information.

--------------------------------------------------------------------------------

Questions? You can speak to your agent or call toll free 1-877-327-8899.

--------------------------------------------------------------------------------

Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment providers.

If you are investing through an investment provider, check the materials you got from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge its own fees.

Policies about transactions

The portfolios are open for business each day the New York Stock Exchange is open. Each portfolio calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

You can place an order to buy or sell shares at any time. Once your order is received by Kemper Distributors, Inc. and they have determined that it is a "good order," it will be processed at the next share price calculated.

Because orders placed through investment providers must be forwarded to Kemper Distributors, Inc. before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed.


When you call us to sell shares, we may record the call, ask you for certain information or take other steps designed to prevent fraudulent orders. It's important to understand that, with respect to certain pre-authorized privileges, as long as we take reasonable steps to ensure that an order appears genuine, we are not responsible for any losses that may occur.

Exchanges are a shareholder privilege, not a right: we may reject any exchange order, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may also reject or limit purchase orders, for these or other reasons.

When you want to sell more than $100,000 worth of shares, or send the proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public.

When you sell shares that have a contingent deferred sales charge (CDSC), we calculate the CDSC as a percentage of what you paid for the shares or what you are selling them for -- whichever results in the lowest charge to you. In processing orders to sell shares, we turn to the shares with the lowest CDSC first. Exchanges from one portfolio into another don't affect CDSCs: for each investment you make, the date you first bought shares is the date we use to calculate a CDSC on that particular investment.

There are certain cases in which you may be exempt from a CDSC. These include:

o    the death or disability of an account owner (including a joint owner)

o    withdrawals made through a systematic withdrawal plan

o    withdrawals related to certain retirement or benefit plans

o redemptions for certain loan advances, hardship provisions or returns of excess contributions from retirement plans

o For Class A shares purchased through the Large Order NAV Purchase Privilege, redemption of shares whose dealer of record at the time of the investment notifies Kemper Distributors that the dealer is waiving the applicable commission

In each of these cases, there are a number of additional provisions that apply in order to be eligible for a CDSC waiver. Your financial representative or Farmers Customer Support can answer your questions and help you determine if you are eligible.

There is also an option that lets investors who sold Class B shares buy Class A shares with no sales charge, although they won't be reimbursed for any CDSC they paid. You can only use the reinstatement feature once for any given group of shares. To take advantage of this feature, contact Farmers Customer Support or your financial representative.

--------------------------------------------------------------------------------

If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.

--------------------------------------------------------------------------------

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 10 days) or when unusual circumstances prompt the SEC to allow further delays.


Minimum balances The minimum initial investment for each portfolio is $1,000 and the minimum subsequent investment is $100. The minimum initial investment for an Individual Retirement Account is $500 and the minimum subsequent investment is $100. Under an automatic investment plan, the initial investment is $100. These minimum amounts may be changed at any time.


How the portfolios calculate share prices

For each portfolio in this prospectus, the price at which you buy shares is as follows:

Class A shares -- net asset value per share, or NAV, adjusted to allow for any applicable sales charges (see "Choosing a Share Class")

Class B shares-- net asset value per share, or NAV

To calculate NAV, each share class of each portfolio uses the following equation:

                        TOTAL ASSETS - TOTAL LIABILITIES
                       ----------------------------------     = NAV
                       TOTAL NUMBER OF SHARES OUTSTANDING

For each portfolio and each share class, the price at which you sell shares is also the NAV, although a contingent deferred sales charge may be taken out of the proceeds (see "Choosing a Share Class").

The assets of each portfolio consist primarily of shares of the underlying mutual funds, which are valued at their respective net asset values at the time of computation.

The underlying funds typically use market prices to value securities. However, when a market price isn't available, or when there is reason to believe it doesn't represent market realities, the underlying funds may use fair value methods approved by a their fund's Board. In such a case, the underlying fund's value for a security is likely to be different from quoted market prices.


To the extent that an underlying fund invests in securities that are traded primarily in foreign markets, the value of their holdings could change at a time when you aren't able to buy or sell portfolio shares. This is because some foreign markets are open on days when the portfolios don't price their shares.

Other rights we reserve

For each portfolio in this prospectus, you should be aware that we may do any of the following:

o withhold 31% of your distributions as federal income tax if you have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o charge you $9 each calendar quarter if your account balance is below $1,000 for the entire quarter (this policy doesn't apply to most retirement accounts or if you have an automatic investment plan)


o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash


o change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege at any time)

--------------------------------------------------------------------------------

Because each shareholder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

--------------------------------------------------------------------------------

Understanding Distributions and Taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A portfolio can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (A portfolio's earnings are separate from any gains or losses stemming from your own purchase of shares.) A portfolio may not always pay a distribution for a given period.

The portfolios have regular schedules for paying out any earnings to shareholders:

o Income: paid annually in November or December for the Growth with Income Portfolio and the Growth Portfolio; paid quarterly in March, June, September and December for the Income, Income with Growth, and Balanced Portfolios.

o Long-term and short-term capital gains: annually in November or December, or otherwise as needed.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares or all sent to you by check. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. For retirement plans, reinvestment is the only option.

Buying and selling portfolio shares will usually have tax consequences for you (except in an IRA or other tax-advantaged account, or in the case of money market funds). Your sales of shares may result in a capital gain or loss for you; whether long-term or short-term depends on how long you owned the shares. For tax purposes, an exchange is the same as a sale.

The tax status of the portfolio earnings you receive, and your own portfolio transactions, generally depends on their type:

Generally taxed at ordinary income rates
--------------------------------------------------------------------------------
o short-term capital gains from selling portfolio shares
--------------------------------------------------------------------------------
o taxable income dividends you receive from a portfolio
--------------------------------------------------------------------------------
o short-term capital gains distributions you receive from a portfolio
--------------------------------------------------------------------------------

Generally taxed at capital gains rates
--------------------------------------------------------------------------------
o long-term capital gains from selling portfolio shares
--------------------------------------------------------------------------------
o long-term capital gains distributions you receive from a portfolio
--------------------------------------------------------------------------------

Each portfolio will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

If you invest right before the portfolio pays a dividend, you'll be getting some of your investment back as a taxable dividend. You can avoid this, if you want, by investing after the portfolio declares a dividend. In tax-advantaged retirement accounts you don't need to worry about this.


Corporations may be able to take a dividends-received deduction for a portion of income dividends they receive from portfolios other than the Income Portfolio.

To Get More Information

Shareholder reports -- These include commentary from the portfolio's management team about recent market conditions and the effects of the portfolio's strategies on its performance. For each portfolio, they also have detailed performance figures, a list of everything the portfolio owns, and the portfolio's financial statements. Shareholders get the reports automatically. To reduce costs, we mail one copy per household. For more copies, call 1-877-327-8899.

Statements of Additional Information (SAI) -- This tells you more about the portfolios' features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents, please contact Farmers or the SEC. If you're a shareholder and have questions, please contact Farmers (see below). Materials you get from Farmers are free; those from the SEC involve a copying fee. If you like, you can look over these materials at the SEC's Public Reference Room in Washington, DC or request them electronically at publicinfo@sec.gov.

Farmers Mutual Fund Portfolios       SEC
222 Riverside Plaza 24th Fl          450 Fifth Street, N.W.
Chicago, IL 60606                    Washington, DC 20549-0102
                                     (202) 942-8090
                                     www.sec.gov

                         FARMERS MUTUAL FUND PORTFOLIOS
                             Two International Place
                           Boston, Massachusetts 02110

         Farmers Investment Trust is a professionally managed, open-end investment company that offers five investment portfolios.


                                INCOME PORTFOLIO
                          INCOME WITH GROWTH PORTFOLIO
                               BALANCED PORTFOLIO
                          GROWTH WITH INCOME PORTFOLIO
                                GROWTH PORTFOLIO



--------------------------------------------------------------------------------


                       STATEMENT OF ADDITIONAL INFORMATION

                                September 1, 2000


--------------------------------------------------------------------------------

         This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of Income Portfolio, Income with Growth Portfolio, Balanced Portfolio, Growth with Income Portfolio, and Growth Portfolio dated September 1, 2000. The prospectus may be obtained without charge by writing to Farmers Customer Support, 222 South Riverside Plaza, 24th Floor, Chicago, IL 60606 or calling toll-free 1-877-327-8899 and is also available along with other related materials on the SEC's Internet web site (http://www.sec.gov).

         The Annual Report to Shareholders of the Portfolios dated April 30, 2000 is incorporated by reference and is hereby deemed to be part of this Statement of Additional Information. The Annual Report to Shareholders may be obtained without charge by calling 1-877-327-8899.

                                TABLE OF CONTENTS
                                                                                                      Page


FARMERS MUTUAL FUND PORTFOLIOS INVESTMENT OBJECTIVES AND POLICIES........................................1
         General Investment Objectives and Policies......................................................1
         Master/Feeder Structure.........................................................................2
         The Underlying Funds............................................................................3
         Risk Factors of the Underlying Funds............................................................7
         Investment Restrictions of the Portfolios.......................................................7

PURCHASE OF SHARES.......................................................................................8

ADDITIONAL TRANSACTION INFORMATION......................................................................17
         Share Certificates.............................................................................18
         Other Information..............................................................................18

FEATURES AND SERVICES OFFERED BY THE TRUST..............................................................19
         Internet access................................................................................19
         Reports to Shareholders........................................................................19
         Transaction Summaries..........................................................................20

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS...............................................................20

PERFORMANCE INFORMATION.................................................................................20
         Average Annual Total Return....................................................................20
         Cumulative Total Return........................................................................21
         SEC Yield of Income Portfolio..................................................................22
         Total Return...................................................................................22

TRUST ORGANIZATION......................................................................................22

INVESTMENT ADVISER......................................................................................24
         Investment Management Fees.....................................................................26
         Personal Investments by Employees of the Adviser...............................................27

TRUSTEES AND OFFICERS...................................................................................27

REMUNERATION............................................................................................29
         Responsibilities of the Board -- Board and Committee Meetings..................................29
         Compensation of Officers and Trustees..........................................................29

PRINCIPAL UNDERWRITER...................................................................................30

SHAREHOLDER SERVICES....................................................................................31

CUSTODIAN, TRANSFER AGENT AND SHAREHOLDER SERVICE AGENT.................................................32

FUND ACCOUNTING AGENT...................................................................................32

TAXES    ...............................................................................................33
         Taxation of the Portfolios and Their Shareholders..............................................33
         Taxation of the Underlying Funds...............................................................35

PORTFOLIO TRANSACTIONS..................................................................................36
         Portfolio Turnover.............................................................................36

NET ASSET VALUE.........................................................................................36

ADDITIONAL INFORMATION..................................................................................37
         Experts........................................................................................37
         Shareholder Indemnification....................................................................37
         Other Information..............................................................................37

FINANCIAL STATEMENTS....................................................................................38


GLOSSARY

        FARMERS MUTUAL FUND PORTFOLIOS INVESTMENT OBJECTIVES AND POLICIES

General Investment Objectives and Policies


         Farmers Investment Trust (the "Trust") is an open-end management investment company composed of five separate diversified portfolios, the Farmers Mutual Fund Portfolios (each a "Portfolio," collectively the "Portfolios"), which invest primarily in existing mutual funds (the "Underlying Funds") according to well-defined investment objectives. The Portfolios may invest in money market instruments to provide for redemptions and for temporary or defensive purposes. The Portfolios may also each borrow money for temporary, emergency or other purposes, including investment leverage purposes, as determined by the Board of Trustees of the Portfolios (the "Board"). While the Trustees do not currently anticipate that an Underlying Fund will borrow for investment leveraging purposes, if such a strategy were implemented in the future it would increase a Portfolio's volatility and the risk of loss in a declining market. The Investment Company Act of 1940 (the "1940 Act") requires borrowings to have 300% asset coverage. It is impossible to accurately predict how long such alternate strategies may be utilized. The Portfolios may each also enter into reverse repurchase agreements. Each Portfolio offers a professionally managed, long-term investment program that can serve as a complete investment program or as a core part of a larger portfolio. Achievement of each Portfolio's objective cannot be assured.

         Descriptions   in  this  Statement  of  Additional   Information  of  a
particular investment practice or technique in which an Underlying Fund affiliated with Scudder Kemper Investments, Inc. (the "Adviser") may engage
(such as short selling, hedging, etc.) or a financial instrument which the affiliated Underlying Fund may purchase (such as options, forward foreign currency contracts, etc.) are meant to describe the spectrum of investments that the Adviser, in its discretion, might, but is not required to, use in managing an affiliated Underlying Fund's portfolio assets. The Adviser may, in its discretion, at any time employ such practice, technique or instrument for one or more funds but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of an affiliated Underlying Fund but, to the extent employed, could from time to time have a material impact on that affiliated Underlying Fund's performance.


         The Portfolios are professionally managed portfolios which allocate their investments among select Underlying Funds. The Portfolios represent a range of investment approaches: a conservative investment approach ("Income Portfolio" and "Income with Growth Portfolio"), a balance of growth and income ("Balanced Portfolio" and "Growth with Income Portfolio") or growth of capital ("Growth Portfolio"). The Portfolios have been created in response to increasing demand by mutual fund investors for a simple and effective means of structuring a diversified mutual fund investment program suited to their general needs. As has been well documented in the financial press, the proliferation of mutual funds over the last several years has left many investors confused and in search of a simpler means to manage their investments. Many mutual fund investors realize the value of diversifying their investments in a number of mutual funds (e.g., a money market fund for liquidity and price stability, a growth fund for long-term appreciation, an income fund for current income and relative safety of principal), but need professional management to decide such questions as which mutual funds to select, how much of their assets to commit to each fund and when to reallocate their selections. The Portfolios will allow investors to rely on the Adviser to determine (within clearly explained parameters) the amount to invest in each of several Underlying Funds and the timing of such investments.

         The investment objectives of the five Portfolios are as follows:

Income Portfolio

         The Income Portfolio seeks a high level of current income. The Portfolio invests primarily in bond funds, including short- and long-term bond funds, government bond funds, high yield bond funds and international bond funds. The Portfolio may be suitable for investors with an investment time horizon of 1-3 years or more.

Income with Growth Portfolio

         The Income with Growth Portfolio seeks current income and, as a secondary objective, long-term growth of capital, by investing substantially in bond funds and, to a lesser extent, equity funds. The Portfolio may be suitable for investors with an investment time horizon of 3-5 years or more.

Balanced Portfolio


         The Balanced Portfolio seeks a balance of current income and long-term growth of capital by investing predominantly in a mix of equity and bond funds. The Portfolio may be suitable for investors with an investment time horizon of 3-5 years or more. At all times the portfolio will indirectly (through investments in Underlying Funds) be invested at least 25% in fixed-income senior securities.


Growth with Income Portfolio

         The Growth with Income Portfolio seeks long-term growth of capital and modest income by investing primarily in equity funds and, to a lesser extent, bond funds. The Portfolio may be suitable for investors with an investment time horizon of 5 years or more.

Growth Portfolio

         The  Growth   Portfolio  seeks  long-term  growth  of  capital  through
investment primarily in growth-oriented equity funds. The Portfolio may be suitable for investors with an investment time horizon of 5 years or more.


         Except as otherwise indicated, each Portfolio's investment objective and policies may be changed without a vote of shareholders.

Master/Feeder Structure

         The Board of Trustees has the discretion to retain the current distribution arrangement for each Portfolio while investing in a master fund in a master/feeder fund structure as described below.


         A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

Additional Information


         Each Portfolio will purchase or sell securities to: (a) accommodate purchases and sales of the Portfolio's shares, (b) change the percentages of the Portfolio's assets invested in each applicable Underlying Funds in response to changing market conditions, and (c) maintain or modify the allocation of the Portfolio's assets in accordance with the investment mixes described below.

         The portfolio management team for each Portfolio will allocate Portfolio assets among the Underlying Funds in accordance with predetermined percentage ranges, based on the Adviser's outlook for the financial markets, the world's economies and the relative performance potential of the Underlying Funds. The Underlying Fund have been selected to represent a broad spectrum of investment options for the Portfolios, subject to the following investment ranges:


o Income Portfolio: 80-100% in bond funds, 0% in equity funds and 0-20% in a money market fund, cash or cash equivalents;

o Income with Growth Portfolio: 60-80% in bond funds, 20-40% in equity funds and 0-15% in a money market fund, cash or cash equivalents;

o Balanced Portfolio: 40-60% in equity funds, 40-60% in bond funds and 0-10% in a money market fund, cash or cash equivalents;

o Growth with Income Portfolio: 60-80% in equity funds, 20-40% in bond funds and 0-10% in a money market fund, cash or cash equivalents;

o Growth Portfolio: 95-100% in equity funds, 0% in bond funds and 0-5% in a money market fund, cash or cash equivalents.


         Rather than investing in individual securities like a traditional mutual fund, each Portfolio seeks to achieve its particular objective by investing in a carefully selected combination of established, open-end mutual funds that in turn invest in a wide range of securities. Therefore, an investment in one of the Portfolios may be diversified over hundreds, or even thousands, of individual securities. The Portfolio management team for each Portfolio allocates investments, using a disciplined approach, based on a proprietary model for asset allocation that incorporates fundamental and quantitative data. This investment approach incorporates measures of relative valuation and performance potential as well as the correlation of returns of the Underlying Funds. In developing these measures, the portfolio management team will consider the outlook of the Adviser for the financial markets and the world economies. Each of the Farmers Mutual Fund Portfolios seeks to provide the investor with long-term returns superior to a comparable risk benchmark, although there can be no guarantee that these returns will be achieved.


The Underlying Funds

         Each Portfolio may invest in Underlying Funds that are affiliated or unaffiliated with the Adviser. The Portfolios may invest in, but are not limited to, the following Underlying Funds: Zurich Money Market Fund, Kemper High Yield Fund, Kemper U.S. Government Securities Fund, PIMCO Low Duration Fund, PIMCO Foreign Bond Fund, Scudder Income Fund, Janus Twenty Fund, Kemper-Dreman High Return Equity Fund, Scudder Growth and Income Fund, Scudder International Fund, Scudder Small Company Value Fund and Templeton Developing Markets Trust.

         The Portfolios invest in Underlying Fund shares that, with respect to the Farmers Mutual Funds Portfolios, do not charge any sales, service or distribution fees. The following is a description of the investment objectives and strategies for each of the Underlying Funds:

         Zurich Money Market Fund seeks maximum current income to the extent consistent with stability of principal. The Fund pursues its objective by investing exclusively in the following types of U.S. Dollar denominated money market instruments that mature in 12 months or less:

o Obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities.

o    Bank  certificates  of  deposit   (including  time  deposits)  or  bankers'
     acceptances limited to domestic banks (including their foreign branches) and Canadian chartered banks having total assets in excess of $1 billion.

o Commercial paper obligations rated A-1 or A-2 by Standard & Poor's Corporation ("S&P") or Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's") or issued by companies with an unsecured debt issue outstanding currently rated Aa by Moody's or AA by S&P or higher and investments in other corporate obligations such as publicly traded bonds, debentures and notes rated Aa by Moody's or AA by S&P or higher.

o Repurchase agreements of obligations that are suitable for investment under the categories set forth above.

         The Fund may concentrate more than 25% of its assets in bank certificates of deposit or bankers' acceptances of United States banks in accordance with its written objective and policies. For temporary defensive purposes, the Fund may invest up to 100% of its assets in short-term high-grade debt securities, cash and cash equivalents. Because this defensive policy differs from the Fund's investment objective, the Fund may not achieve its goals during a defensive period. Temporary defensive investments may also be taxable.

         Kemper High Yield Fund seeks the highest level of current income obtainable from a diversified portfolio of fixed income securities which the fund's investment manager considers consistent with reasonable risk. As a secondary objective, the fund will seek capital gain where consistent with its primary objective. The fund invests predominantly in high yield, fixed income securities and foreign securities. The fund anticipates that under normal circumstances 90% to 100% of its assets will be invested in fixed income securities. The high yield, fixed income securities in which the fund intends to invest (commonly referred to as "junk bonds") normally offer a current yield or yield to maturity that is significantly higher than the yield available from investment-grade securities (those rated in the four highest categories assigned by a nationally recognized statistical rating service such as S&P or Moody's. The characteristics of the securities in the Fund's portfolio, such as the maturity and the type of issuer, will affect yields and yield differentials, which vary over time. In seeking to achieve its investment objectives, the Fund will invest in fixed income securities based on the Fund's investment manager's analysis without relying on published ratings. The Fund will invest in a particular security if in the view of the Fund's investment manager the increased yield offered, regardless of published ratings, is sufficient to compensate for a reasonable element of assumed risk. Such investments will be based upon the investment manager's analysis rather than upon published ratings, achievement of the Fund's goals may depend more upon the abilities of the Fund's investment manager than would otherwise be the case. For temporary defensive purposes, the Fund may invest up to 100% of its assets in short-term high-grade debt securities, cash and cash equivalents. Because this defensive policy differs from the Fund's investment objective, the Fund may not achieve its goals during a defensive period.

         Kemper U.S. Government Securities Fund seeks high current income, liquidity and security of principal. The Fund invests in a portfolio of U.S. Government Securities, and predominantly in Government National Mortgage Association ("GNMA") securities. The Fund's investment manager focuses on managing the fund's duration and selecting mortgage securities that are undervalued in comparison with other sectors of the market. The Fund is designed for the investor who seeks a higher yield than a money market fund or an insured bank certificate of deposit and less fluctuation in net asset value than a longer-term bond fund; unlike money market funds, however, the Fund does not seek to maintain a stable net asset value and, unlike an insured bank certificate of deposit, the Fund's shares are not insured. The fund invests up to 100% in GNMA Certificates of the modified pass-through type. These GNMA Certificates are debt securities issued by a mortgage banker or other mortgagee and represent an interest in one or a pool of mortgages insured by the Federal Housing Administration or guaranteed by the Veterans Administration. GNMA guarantees the timely payment of monthly installments of principal and interest on modified pass-through Certificates at the time such payments are due, whether or not such amounts are collected by the issuer of these Certificates on the underlying mortgages. The Fund may also invest in other U.S. Government Securities. There are two broad categories of U.S. Government-related debt instruments:

     o    Direct   obligations   of  the   U.S.   Treasury,   including   agency
          mortgage-backed securities

     o Securities issued or guaranteed by U.S. Government agencies or Government sponsored entities.

         These instruments differ primarily in interest rates, the length of maturities, the nature of the government obligation and the dates of issuance. U.S. Treasury obligations are backed by the "full faith and credit" of the United States. In the case of U.S. Government agency obligations, some are backed by the full faith and credit of the United States and others are backed only by the rights of the issuer to borrow from the U.S. Government. For temporary defensive purposes, the Fund may invest up to 100% of its assets in short-term high-grade debt securities, cash and cash equivalents. Because this defensive policy differs from the Fund's investment objective, the Fund may not achieve its goals during a defensive period.


PIMCO Foreign Bond Fund seeks to maximize total return, consistent with preservation of capital and prudent investment management. The fund seeks to achieve its investment objective by investing under normal circumstances at least 85% of its assets in fixed income instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. Such securities normally are denominated in major foreign currencies or baskets of foreign currencies (such as the euro). The fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The fund's investment adviser selects the fund's foreign country and currency compositions based on an evaluation of various factors, including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The average portfolio duration of this fund normally varies within a three- to seven-year time frame. The fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities rated B or higher by Moody's or S&P, or, if unrated, determined by the fund's investment adviser to be of comparable quality. The fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The total return sought by the fund consists of income earned on the fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

PIMCO Low Duration Fund seeks to maximize total return, consistent with preservation of capital and prudent investment management. The fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of this fund normally varies within a one- to three-year time frame based on the fund's investment adviser's forecast for interest rates.

The fund invest primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities rated B or higher by Moody's or S&P, or, if unrated, determined by the fund's investment adviser to be comparable quality. The fund may invest up to 20% of it assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The total return sought by the fund consists of income earned on the fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Scudder Income Fund seeks a high level of income, consistent with the prudent investment of capital, through a flexible investment program emphasizing high-grade bonds. The Fund invests primarily in a broad range of high-grade, income-producing securities such as corporate bonds and government securities. Under normal market conditions, the Fund will invest at least 65% of its assets in securities rated within the three highest quality rating categories of Moody's (Aaa, Aa and A) or S&P (AAA, AA and A), or if unrated, in bonds judged by the Adviser, to be of comparable quality at the time of purchase. The Fund may invest up to 20% of its assets in debt securities rated lower than Baa or BBB or, if unrated, of equivalent quality as determined by the Adviser, but will not purchase bonds rated below B by Moody's or S&P or their equivalent. The Fund may invest in bonds, notes, zero coupon securities, adjustable rate bonds, convertible bonds, preferred and convertible preferred securities, U.S. Government securities, commercial paper, debt securities issued by real estate investment trusts ("REITs"), mortgage and asset-backed securities and other money market instruments and illiquid securities such as certain securities issued in private placements, foreign securities and certificates of deposit issued by foreign and domestic branches of U.S. banks. It may also invest in warrants, when-issued or forward delivery securities, indexed securities, repurchase agreements, reverse repurchase agreements, and may engage in dollar-roll transactions, securities lending and strategic transactions including derivatives.


         Janus Twenty Fund is a nondiversified fund that seeks long-term growth of capital by normally concentrating its investments in a core position of 20-30 common stocks. The fund invests in primarily in common stocks of foreign and domestic companies and may invest to a lesser degree in other types of securities including preferred stock, warrants, convertible securities and debt securities. The percentage of the fund's assets invested in common stocks will vary and the fund may at times hold substantial positions in cash equivalents or interest bearing securities.


         Kemper-Dreman High Return Equity Fund seeks to achieve a high rate of total return. The fund invests primarily in common stocks of larger, listed companies with a record of earnings and dividends, low price-earnings ratios, reasonable returns on equity, and sound finances which appear to have intrinsic value. The fund generally invests in common stocks that pay relatively high dividends, i.e. comparable to the dividend yield of Standard & Poor's 500 Composite Stock Price Index. In order to enhance its investment return, the Fund may sell covered call options, and sell put options on securities it may acquire. The Fund will earn premium income on the sale of these options. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into or exchangeable for common or preferred stocks, equity investments in partnerships, joint ventures and other forms of non-corporate investment and warrants and rights exercisable for equity securities and equity equivalents. Although the Fund will not invest 25% or more of its total assets in any one industry, it may, from time to time, invest a significant percentage of its total assets in one or more market sectors, such as the financial services sector. The Fund's investment manager considers a market sector to be comprised of a group of industries. If the Fund invests a significant percentage of its assets in a market sector, financial, economic, business and other developments affecting issuers in that sector may have a greater effect on the Fund than if it had not invested a significant percentage of its assets in that sector.

         Scudder Growth and Income Fund seeks long-term growth of capital, current income and growth of income. The Fund attempts to achieve its investment objective by investing at least 65% of total assets in dividend-paying common stocks, preferred stocks and securities convertible into common stocks of companies with long-standing records of earnings growth. Although the Fund can invest in companies of any size and from any country, it invests primarily in large U.S. companies. The Fund may also purchase securities which do not pay current dividends but which offer prospects for growth of capital and future income. Convertible securities (which may be current coupon or zero coupon securities) are bonds, notes, debentures, preferred stocks and other securities which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The Fund may also invest in nonconvertible preferred stocks consistent with its objective. The Fund may for temporary defensive purposes invest without limit in cash and cash equivalents. It is impossible to accurately predict how long such alternative strategies may be utilized. In addition, the Fund may invest in warrants, foreign securities, real estate investment trusts, illiquid securities, reverse repurchase agreements, repurchase agreements and may engage in securities lending and strategic transactions including derivatives.

         Scudder International Fund seeks long-term growth of capital primarily through a diversified portfolio of marketable foreign equity securities. The Fund invests in companies, wherever organized, which do business primarily outside the United States. Under normal market conditions, the Fund will invest at least 65% of total assets in foreign equities (equities issued by foreign-based companies and listed in foreign exchanges). The Fund intends to diversify investments among several countries and to have represented in the portfolio, in substantial proportions, business activities in not less than three different countries other than the U.S. The Fund does not intend to concentrate investments in any particular industry. The Fund's investments are generally denominated in foreign currencies. The strength or weakness of the U.S. dollar against these currencies is responsible for part of the Fund's investment performance. The Fund may invest up to 20% of its total assets in investment-grade debt securities except that the Fund may invest up to 5% of its total assets in debt securities which are rated below investment-grade. The Fund may for temporary defensive purposes invest without limits in Canadian or U.S. Government obligations or currencies, or securities of companies incorporated in and having their principal activities in Canada or the U.S. It is impossible to accurately predict how long such alternative strategies may be utilized. In addition, the Fund may invest in warrants, trust preferred securities, fixed-income securities, illiquid securities, reverse repurchase agreements, repurchase agreements and may engage in securities lending and strategic transactions including derivatives.


         Scudder Small Company Value Fund pursues long-term growth of capital by seeking out undervalued stocks of small U.S. companies. The Fund's investment adviser uses a systematic, proprietary investment approach to identify small, domestic companies that, in the opinion of the Fund's investment adviser, are selling at prices that do not reflect adequately their long-term investment potential. These companies are often out of favor or not closely followed by investors and, as a result, may offer substantial appreciation potential over time.

         In pursuit of long-term growth of capital, the Fund invests, under normal circumstances, at least 90% of its assets in the common stock of small U.S. companies. The Fund will invest in securities of companies that are similar in size to those in the Russell 2000 Index of small stocks. The Fund will normally sell securities of companies that have grown in market capitalization above the maximum of the Russell 2000 Index, as necessary to keep the Fund focused on smaller companies. The Fund takes a diversified approach to investing in small capitalization issues. The Fund will typically invest in more than one hundred and fifty small companies, representing a variety of U.S. industries.


         While the Fund invests predominately in common stocks, it can purchase other types of equity securities including preferred stocks (convertible securities), rights, warrants and illiquid securities. Securities may be listed on national exchanges or traded over-the-counter. The Fund may invest up to 20% of its assets in U.S. Treasury, agency and instrumentality obligations on a temporary basis, may enter into repurchase agreements and reverse repurchase agreements and may engage in strategic transactions, using such derivatives contracts as index options and futures, to increase stock market participation, enhance liquidity and manage transaction costs. The Fund currently intends to borrow only for temporary or emergency purposes, such as providing for redemptions or distributions, and not for investment leverage purposes. For temporary defensive purposes, the Fund may invest without limit in cash and cash equivalents when the Fund's Adviser deems such a position advisable in light of economic or market conditions. It is impossible to accurately predict how long such alternative strategies may be utilized.

         Templeton Development Markets Trust seeks long-term capital appreciation. The fund tries to achieve its investment goal by investing, under normal market conditions, at least 65% of its total assets in equity securities of developing market issuers. The fund will normally invest in at least three developing market countries. For purposes of the fund's investments, developing or emerging market countries include those considered such by the World Bank, the International Finance Corporation, or the United Nations. In addition, developing market equity securities means those issued by: companies with their principal securities trading market within a developing market country, as defined above; or companies that derive 50% or more of their total revenue from either goods or services produced or sales made in developing market countries; or companies organized under the laws of, and with a principal office in, a developing market country.

Risk Factors of the Underlying Funds

         In pursuing its investment objectives, each of the Underlying Funds has adopted a wide range of investment strategies and policies. The Underlying Funds' risks are determined by the nature of the securities held and the portfolio management strategies used by their particular investment adviser. Certain of these policies, with respect to the affiliated Underlying Funds, are described in the "Glossary" and further information about the Underlying Funds is contained in the prospectuses of such funds. Because each Portfolio invests in certain of the Underlying Funds, shareholders of each Portfolio will be affected by these investment policies in direct proportion to the amount of assets each Portfolio allocates to the Underlying Funds pursuing such policies.

Investment Restrictions of the Portfolios

         The policies set forth below are fundamental policies of each Portfolio and may not be changed with respect to each of the Portfolios without the approval of a majority of the outstanding voting securities of the Portfolio. As used in this Statement of Additional Information, a "majority of the outstanding voting securities of a Portfolio" means the lesser of (1) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of such Portfolio are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of such Portfolio.

         Each Portfolio has elected to be classified as a diversified series of an open-end investment company. In addition, as a matter of fundamental policy, each Portfolio will not:


         (1)      borrow  money,  except as  permitted  under  the 1940 Act,  as
                  amended,   and  as   interpreted  or  modified  by  regulatory
                  authority  having  jurisdiction,  from time to time;

         (2) issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         (3) engage in the business of underwriting securities issued by others, except to the extent that a Portfolio may be deemed to be an underwriter in connection with the disposition of portfolio securities;


         (4) concentrate its investments in investment companies, as the term "concentrate" is used in the 1940 Act, as amended and interpreted by regulatory authority having jurisdiction from time to time, except that each Portfolio may concentrate in an Underlying Fund. However, each Underlying Fund in which each Portfolio will invest may concentrate its investments in a particular industry;


         (5) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Portfolio reserves freedom of action to hold and to sell real estate acquired as a result of the Portfolio's ownership of securities;

         (6)      purchase  physical   commodities  or  contracts   relating  to
                  physical commodities; or

         (7) make loans except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.


         With respect to fundamental policy (4) above, each Portfolio has reserved the freedom of action to concentrate its investments in a particular industry.

         Nonfundamental policies may be changed by the Board without shareholder approval. As a matter of nonfundamental policy, each Portfolio does not currently intend to:

         (a) invest in companies for the purpose of exercising management or control; or

         (b) borrow money in an amount greater than 5% of its total assets, except for (i) temporary or emergency purposes; and (ii) by engaging in reverse repurchase agreements, entering into dollar rolls, or making other investments or engaging in other transactions which may be deemed to be borrowings but are consistent with each Portfolio's investment objective.


         Any investment restrictions in this Statement of Additional Information which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, the Portfolios.

                               PURCHASE OF SHARES

         As described in the Portfolios' prospectus, shares of a Portfolio are sold at their public offering price, which is the net asset value per share of the Portfolio next determined after an order is received in proper form plus, with respect to certain purchases of Class A shares, an initial sales charge. An order for the purchase of shares that is accompanied by a check drawn on a foreign bank (other than a check drawn on a Canadian bank in U.S. Dollars) will not be considered in proper form and will not be processed unless and until the Portfolio determines that it has received payment of the proceeds of the check. The time required for such a determination will vary and cannot be determined in advance.

         Scheduled variations in or the elimination of the initial sales charge for purchases of Class A shares or the contingent deferred sales charge for redemptions of Class B shares by certain classes of persons or through certain types of transactions as described in the prospectus are provided because of anticipated economies in sales and sales related efforts.

         The conversion of Class B shares to Class A shares may be subject to the continuing availability of an opinion of counsel or ruling by the Internal Revenue Service or other assurance acceptable to each Portfolio to the effect that (a) the assessment of the distribution services fee with respect to Class B shares and not Class A shares and the assessment of the shareholder services fee with respect to each Class does not result in the Portfolio's dividends constituting "preferential dividends" under the Internal Revenue Code, and (b) that the conversion of Class B shares to Class A shares does not constitute a taxable event under the Internal Revenue Code. The conversion of Class B shares to Class A shares may be suspended if such assurance is not available. In that event, no further conversions of Class B shares would occur, and shares might continue to be subject to the distribution services fee for an indefinite period that may extend beyond the proposed conversion date as described in the prospectus.


         Each Portfolio has authorized certain members of the National Association of Securities Dealers, Inc. ("NASD"), other than Kemper Distributors, Inc. ("KDI," the "Distributor" or the "principal underwriter") to accept purchase and redemption orders for the Portfolio's shares. Those brokers may also designate other parties to accept purchase and redemption orders on the Portfolio's behalf. Orders for purchase or redemption will be deemed to have been received by the Portfolio when received by Kemper Service Company ("KSvC," the "Shareholder Service Agent" or the "Transfer Agent") in good order. Further, if purchases or redemptions of the Portfolio's shares are arranged and settlement is made at an investor's election through any other authorized NASD member, that member may, at its discretion, charge a fee for that service. The Board and KDI each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Board and KDI may suspend or terminate the offering of shares of the Portfolio at any time for any reason.


Checks. A certified check is not necessary, but checks are only accepted subject to collection at full face value in U.S. funds and must be drawn on, or payable through, a U.S. bank.

         If shares of a Portfolio are purchased by a check which proves to be uncollectible, the Portfolio reserves the right to cancel the purchase immediately and the purchaser will be responsible for any loss incurred by the Portfolio or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Portfolio shall have the authority, as agent of the shareholder, to redeem shares in the shareholder's account in order to reimburse the Portfolio or the principal underwriter for the loss incurred. Investors whose orders have been canceled may be prohibited or restricted from placing future orders in any of the Portfolios and their affiliated Underlying Funds.

Wire Transfer of Federal Funds. To obtain the net asset value determined as of the close of regular trading on the New York Stock Exchange (the "Exchange") on a selected day for a Portfolio, your bank must forward federal funds by wire transfer and provide the required account information so as to be available to a Portfolio prior to the regular close of trading on the Exchange (normally 4 p.m. eastern time). The bank sending an investor's federal funds by bank wire may charge for the service. Presently, the Distributor pays a fee for receipt by the custodian of "wired funds," but the right to charge investors for this service is reserved. Banks are closed on certain holidays although the Exchange may be open. These holidays include: Columbus Day (the 2nd Monday in October) and Veterans Day (November 11). Investors are not able to purchase shares by wiring federal funds on such holidays because the custodian is not open to receive such federal funds on behalf of a Portfolio.

Share Price. Purchases will be filled at the net asset value next computed after receipt of the application by KSvC in good order plus, with respect to certain purchases of Class A shares, an initial sales charge. Net asset value per share normally will be computed as of the close of regular trading on each day the Exchange is open for trading. Orders received after the close of regular trading on the Exchange will be executed at the next business day's net asset value. If the order has been placed by a member of the NASD, other than KDI, it is the responsibility of that member broker, rather than a Portfolio, to forward the purchase order to KSvC by the close of regular trading on the Exchange.

Alternative Purchase Arrangements. Class A shares of each Portfolio are sold to investors subject to an initial sales charge. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. When placing purchase orders, investors must specify whether the order is for Class A or Class B shares. If a class of shares is not specified on the account application, Class A shares will be purchased for an investor.

         The primary distinctions among the classes of each Portfolio's shares lie in their initial and contingent deferred sales charge structures and in their ongoing expenses, including asset-based sales charges in the form of Rule 12b-1 distribution fees. These differences are summarized in the table below. Each class has distinct advantages and disadvantages for different investors, and investors may choose the class that best suits their circumstances and objectives.


                                                            Annual 12b-1
                                                                Fees
                                                             (as a % of     Discount Allowed to Dealers
                             Sales Charge                  average daily     (as a % of public offering
                  (as a % of public offering price)         net assets)               price)               Other Information
                  ---------------------------------                         ----------------------------   -----------------

Class A       Maximum  initial  sales charge of 5.00% of       0.00%        Maximum initial sales charge   Initial sales charge
              for  Income  Portfolio,  5.25% for  Income                    of 3.30% for Income            waived or reduced for
              with  Growth   Portfolio   and  5.75%  for                    Portfolio, 3.42% for Income    certain purchases
              Balanced,  Growth with Income,  and Growth                    with Growth Portfolio and
              Portfolios                                                    3.79% for Balanced, Growth
                                                                            with Income, and Growth
                                                                            Portfolios

Class B       Maximum  contingent  deferred sales charge       0.75%                     __                Shares automatically
              of 4% of redemption proceeds;  declines to                                                   convert to Class A
              zero on certain  redemptions  made  within                                                   shares six years
              six years                                                                                    after issuance


         The minimum initial investment for each Portfolio is $1,000 and the minimum subsequent investment is $100. The minimum initial investment for an Individual Retirement Account is $500 and the minimum subsequent investment is $50. Under an automatic investment plan, such as Auto Buy, Payroll Direct Deposit or Government Direct Deposit, the minimum initial and subsequent investment is $100. These minimum amounts may be changed at any time at management's discretion.

         Each Portfolio receives the entire net asset value of all its Class A shares sold. KDI, the Portfolios' principal underwriter, retains the sales charge on sales of Class A shares from which it allows discounts from the applicable public offering price to investment dealers, which discounts are uniform for all dealers in the United States and its territories. The normal discount allowed to dealers is set forth in the above table. Upon notice to all dealers with whom it has sales agreements, KDI may reallow up to the full applicable sales charge, as shown in the above table, during periods and for transactions specified in such notice and such reallowances may be based upon attainment of minimum sales levels. During periods when 90% or more of the sales charge is reallowed, such dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.


         Class A shares of a Portfolio  may be  purchased at net asset value by:
(a) shareholders in connection with the investment or reinvestment of income and capital gains dividends; (b) a participant-directed qualified retirement plan or a participant-directed non-qualified deferred compensation plan or a participant-directed qualified retirement plan, providing that the Portfolios are accepting such orders; (c) any purchaser with Portfolio investment provided that the amount invested in such Portfolio totals at least $1,000,000 (the "Large Order NAV Purchase Privilege") including purchases of Class A shares pursuant  to the  "Combined  Purchases,"  "Letter  of  Intent"  and  "Cumulative
Discount" features described under "Special Features" in the Portfolios' prospectus, or (d) officers, Trustees, directors, employees (including retirees), certain independent contractors and sales representatives of a Portfolio, its investment adviser, its principal underwriter or certain affiliated companies, for themselves or members of their families or any trust, pension, profit-sharing or other benefit plan for such persons; (e) registered representatives and employees of broker-dealers having selling group agreements with the Distributor or any trust, pension, profit-sharing or other benefit plan for such persons; (f) in connection with the acquisition of the assets of or merger on consolidation with another investment company.


         KDI may in its discretion compensate investment dealers or other financial services firms in connection with the sale of Class A shares of a Portfolio at net asset value in accordance with the Large Order NAV Purchase Privilege up to the following amounts: 1.00% of the net asset value of shares sold on amounts up to $5 million, 0.50% on the next

$45 million and 0.25% on amounts over $50 million. The commission schedule will be reset on a calendar year basis for sales of shares pursuant to the Large Order NAV Purchase Privilege to employer sponsored employee benefit plans using the subaccount record keeping system made available through KSvC. For purposes of determining the appropriate commission percentage to be applied to a particular sale, KDI will consider the cumulative amount invested by the purchaser in the Portfolios as noted under

         "Special  Features  -- Class A Shares  --  Combined  Purchases"  in the
Portfolios' prospectus, including purchases pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features. The privilege of purchasing Class A shares of a Portfolio at net asset value under the Large Order NAV Purchase Privilege is not available if another net asset value purchase privilege also applies.

         The sales charge scale is applicable to purchases made at one time by any "purchaser" which includes: an individual; or an individual, his or her spouse and children under the age of 21; or a trustee or other fiduciary of a single trust estate or single fiduciary account; or an organization exempt from federal income tax under Section 501(c)(3) or (13) of the Code; or a pension, profit-sharing or other employee benefit plan whether or not qualified under
Section  401  of  the  Code;  or  other   organized  group  of  persons  whether
incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company at a discount. In order to qualify for a lower sales charge, all orders from an organized group will have to be placed through a single investment dealer or other firm and identified as originating from a qualifying purchaser.

Deferred Sales Charge Alternative -- Class B Shares. Investors choosing the deferred sales charge alternative may purchase Class B shares at net asset value per share without any sales charge at the time of purchase. Since Class B shares are being sold without an initial sales charge, the full amount of the investor's purchase payment will be invested in Class B shares for his or her account. A contingent deferred sales charge may be imposed upon redemption of Class B shares.

         KDI compensates firms for sales of Class B shares at the time of sale at a commission rate of up to 2.93% of the amount of Class B shares sold. KDI is compensated by each Fund for services as distributor and principal underwriter for Class B shares.

         Class B shares of a Fund will automatically convert to Class A shares of the same Fund six years after issuance on the basis of the relative net asset value per share. The purpose of the conversion feature is to relieve holders of Class B shares from the distribution services fee when they have been outstanding long enough for KDI to have been compensated for distribution related expenses. For purposes of conversion to Class A shares, shares purchased through the reinvestment of dividends and other distributions paid with respect to Class B shares in a shareholder's Fund account will be converted to Class A shares on a pro rata basis.


                       REDEMPTION OR REPURCHASE OF SHARES


General. Any shareholder may require a Portfolio to redeem his or her shares. Upon receipt by KSvC of a request for redemption, shares of a Portfolio will be redeemed by the Portfolio at the applicable net asset value per share of such Portfolio as described in the Portfolios' prospectus. When shares are held for the account of a shareholder by the Portfolios' transfer agent, the shareholder may redeem them by sending a written request with signatures guaranteed to Kemper Service Company, P.O. Box 419453, Kansas City, Missouri 64141. Redemption requests must be endorsed by the account holder with signatures guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other eligible financial institution. The redemption request must be signed exactly as the account is registered including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, Trustees or guardians.

         The redemption price for shares of a Portfolio will be the net asset value per share of that Portfolio next determined following receipt by KSvC of a properly executed request with any required documents as described above. Payment for shares redeemed will be made in cash as promptly as practicable but in no event later than seven days after receipt of a properly executed request, unless unusual circumstances prompt the SEC to allow further delays. When a Portfolio is asked to redeem shares for which it may not have yet received good payment (i.e., purchases by check, AutoBuy or Bank Direct Deposit), it may delay transmittal of redemption proceeds until it has determined that collected funds have been received for the purchase of such shares, which will be up to 10 days from receipt by a Portfolio of the purchase amount. The redemption within two years of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge (see "Purchase of Shares"). The redemption of Class B shares within six years may be subject to a contingent deferred sales charge (see "Contingent Deferred Sales Charge -- Class B Shares" below).


         Because of the high cost of maintaining small accounts, the Portfolios may assess a quarterly fee of $9 on an account with a balance below $1,000 for the quarter. The fee will not apply to accounts enrolled in an automatic investment program, Individual Retirement Accounts or employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent.

         Shareholders can request the following telephone privileges: expedited wire transfer redemptions and AutoBuy and exchange transactions for individual and institutional accounts and pre-authorized telephone redemption transactions for certain institutional accounts. Shareholders may choose these privileges on the account application or by contacting KSvC for appropriate instructions. Please note that the telephone exchange privilege is automatic unless the shareholder refuses it on the account application. A Portfolio or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized telephone requests pursuant to these privileges unless the Portfolio or its agents reasonably believe, based upon reasonable verification procedures, that the telephonic instructions are genuine. The shareholder will bear the risk of loss, including loss resulting from fraudulent or unauthorized transactions, as long as the reasonable verification procedures are followed. The verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations.


Telephone Redemptions. If the proceeds of the redemption (prior to the imposition of any contingent deferred sales charge) are $50,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor and guardian account holders (excluding custodial accounts for gifts and transfers to minors), provided the trustee, executor or guardian is named in the account registration. Other institutional account holders and guardian account holders of custodial accounts for gifts and transfers to minors may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitations on liability described under "General" above, provided that this privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to KSvC with signatures guaranteed. Telephone requests may be made by calling 1-877-327-8899. Shares purchased by check or through AutoBuy or Bank Direct Deposit may not be redeemed under this privilege of redeeming shares by telephone request until such shares have been owned for at least 10 days. This privilege of redeeming shares by telephone request or by written request without a signature guarantee may not be used if the shareholder's account has had an address change within 30 days of the redemption request. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone redemption privilege, although investors can still redeem by mail. The Funds reserve the right to terminate or modify this privilege at any time.


Repurchases (Confirmed Redemptions). A request for repurchase may be communicated by a shareholder through a securities dealer or other financial services firm to KDI, which each Portfolio has authorized to act as its agent. There is no charge by KDI with respect to repurchases; however, dealers or other firms may charge customary commissions for their services. Dealers and other financial services firms are obligated to transmit orders promptly. The repurchase price will be the net asset value of the Portfolio next determined after receipt of a request by KDI. However, requests for repurchases received by dealers or other firms prior to the determination of net asset value (see "Net Asset Value") and received by KDI prior to the close of KDI's business day will be confirmed at the net asset value effective on that day. The offer to repurchase may be suspended at any time. Requirements as to stock powers, payments and delay of payments are the same as for redemptions.

Expedited Wire Transfer Redemptions. If the account holder has given authorization for expedited wire redemption to the account holder's brokerage or bank account, shares of a Portfolio can be redeemed and proceeds sent by federal wire transfer to a single previously designated account. Requests received by KSvC prior to the determination of net asset value will result in shares being redeemed that day at the net asset value of the Portfolio effective on that day and normally the proceeds will be sent to the designated account the following business day. Delivery of the proceeds of a wire redemption request of $250,000 or more may be delayed by the Portfolio for up to seven days if the Adviser deems it appropriate under then current market conditions. Once authorization is on file, KSvC will honor requests by telephone at 1-877-327-8899 or in writing, subject to the limitations on liability described under "General" above. The Portfolios are not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. The Portfolios currently do not charge the account holder for wire transfers. The account holder is responsible for any charges imposed by the account holder's firm or bank. There is a $1,000 wire redemption minimum (including any contingent deferred sales charge). To change the designated account to receive wire redemption proceeds, send a written request to KSvC with signatures guaranteed as described above or contact the firm through which shares of the Portfolio were purchased. Shares purchased by check or through AutoBuy or Bank Direct Deposit may not be redeemed by wire transfer until such shares have been owned for at least 10 days. During periods when it is difficult to contact the KSvC by telephone, it may be difficult to use the expedited redemption privilege. The Portfolios reserve the right to terminate or modify this privilege at any time.

Contingent  Deferred  Sales  Charge -- Large  Order NAV  Purchase  Privilege.  A
contingent deferred sales charge may be imposed upon redemption of Class A shares that are purchased under the Large Order NAV Purchase Privilege as follows: 1.00% if they are redeemed within one year of purchase and 0.50% if they are redeemed during the second year following purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The charge is applied to the value of the shares redeemed excluding amounts not subject to the charge. The contingent deferred sales charge will be waived in the event of: (a) redemptions by a participant-directed qualified retirement plan described in Code Section 401(a) or a participant-directed non-qualified deferred compensation plan described in Code Section 457 or a participant-directed qualified retirement plan described in Code Section 403(b)(7) which is not sponsored by a K-12 school district; (b) redemptions by employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent; (c) redemption of shares of a shareholder (including a registered joint owner) who has died; (d) redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security Administration); (e) redemptions under a Fund's Systematic Withdrawal Plan at a maximum of 10% per year of the net asset value of the account; and (f) redemptions of shares whose dealer of record at the time of the investment notifies KDI that the dealer waives the commission applicable to such Large Order NAV Purchase.

Contingent Deferred Sales Charge -- Class B Shares. A contingent deferred sales charge may be imposed upon redemption of Class B shares. There is no such charge upon redemption of any share appreciation or reinvested dividends on Class B shares. The charge is computed at the following rates applied to the value of the shares redeemed excluding amounts not subject to the charge.

     Year of Redemption after Purchase          Contingent Deferred Sales Charge
     ---------------------------------          --------------------------------

                   First                                       4%

                  Second                                       3%

                   Third                                       3%

                  Fourth                                       2%

                   Fifth                                       2%

                   Sixth                                       1%

         The contingent deferred sales charge will be waived: (a) in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed, (b) in the event of the death of the shareholder (including a registered joint owner), (c) for redemptions made pursuant to a systematic withdrawal plan (see "Special Features -- Systematic Withdrawal Plan" below) and (d) for redemptions made pursuant to any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Internal Revenue Code Section 72(t)(2)(A)(iv) prior to age 59 1/2; and (e) for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's IRA accounts). The contingent deferred sales charge will also be waived in connection with the following redemptions of shares held by employer sponsored employee benefit plans maintained on the subaccount record keeping system made available by KSvC:
(a) redemptions to satisfy participant loan advances (note that loan repayments constitute new purchases for purposes of the contingent deferred sales charge and the conversion privilege), (b) redemptions in connection with retirement distributions (limited at any one time to 10% of the total value of plan assets invested in a Portfolio), (c) redemptions in connection with distributions qualifying under the hardship provisions of the Internal Revenue Code and (d) redemptions representing returns of excess contributions to such plans.

Contingent Deferred Sales Charge -- General. The following example will illustrate the operation of the contingent deferred sales charge. Assume that an investor makes a single purchase of $10,000 of a Portfolio's Class B shares and that 16 months later the value of the shares has grown by $1,000 through reinvested dividends and by an additional $1,000 in appreciation to a total of $12,000. If the investor were then to redeem the entire $12,000 in share value, the contingent deferred sales charge would be payable only with respect to $10,000 because neither the $1,000 of reinvested dividends nor the $1,000 of share appreciation is subject to the charge. The charge would be at the rate of 3% ($300) because it was in the second year after the purchase was made.


         The rate of the contingent deferred sales charge is determined by the length of the period of ownership. Investments are tracked on a monthly basis. The period of ownership for this purpose begins the first day of the month in which the order for the investment is received. For example, an investment made in January, 2000 will be eligible for the second year's charge if redeemed on or after January 1, 2001. In the event no specific order is requested, the redemption will be made first from shares representing reinvested dividends and then from the earliest purchase of shares. KDI receives any contingent deferred sales charge directly.


Redemption by Mail or Fax. In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor/executrix, certificates of corporate authority and waivers of tax (required in some states when settling estates).

         It is suggested that shareholders holding shares registered in other than individual names contact the Transfer Agent prior to any redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within seven (7) days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays of more than seven (7) days of payment for shares tendered for repurchase or redemption may result, but only until the purchase check has cleared.

         The requirements for IRA redemptions are different from those for regular accounts. For more information, please call Farmers Customer Support toll-free at 1-877-327-8899.

Reinvestment Privilege. A shareholder who has redeemed Class A shares of a Portfolio may reinvest up to the full amount redeemed at net asset value at the time of the reinvestment in Class A shares of another Portfolio. A shareholder of a Portfolio who redeems Class A shares purchased under the Large Order NAV Purchase Privilege (see "Purchase of Shares") or Class B shares and incurs a contingent deferred sales charge may reinvest up to the full amount redeemed at net asset value at the time of the reinvestment in Class A shares or Class B shares, as the case may be, of a Portfolio. The amount of any contingent deferred sales charge also will be reinvested. These reinvested shares will retain their original cost and purchase date for purposes of the contingent deferred sales charge. Also, a holder of Class B shares who has redeemed shares may reinvest up to the full amount redeemed, less any applicable contingent deferred sales charge that may have been imposed upon the redemption of such shares, at net asset value in Class A shares of a Portfolio. Purchases through the reinvestment privilege are subject to the minimum investment requirements applicable to the shares being purchased. The reinvestment privilege can be used only once as to any specific shares and reinvestment must be effected within six months of the redemption. In certain circumstances, shareholders will be ineligible to take sales charges into account in computing taxable gain or loss on a redemption if the reinvestment privilege is exercised. (See "Taxes") If a loss is realized on the redemption of a Portfolio's shares, the reinvestment in the same Portfolio may be subject to the "wash sale" rules if made within 30 days of the redemption, resulting in a postponement of the recognition of such loss for federal income tax purposes. The reinvestment privilege may be terminated or modified at any time.

                                SPECIAL FEATURES

Class A Shares -- Combined Purchases. Each Portfolio's Class A shares may be purchased at the rate applicable to the discount bracket attained by combining concurrent investments in Class A shares of the Portfolios.

Class A Shares -- Letter of Intent. A written Letter of Intent (the "Letter"), which imposes no obligation to purchase or sell additional Class A shares, provides for a price adjustment depending upon the actual amount purchased within a 24-month period. The Letter provides that the first purchase following execution of the Letter must be at least 5% of the amount of the intended purchase, and that 5% of the amount of the intended purchase normally will be held in escrow in the form of shares pending completion of the intended purchase. If the total investments under the Letter are less than the intended amount and thereby qualify only for a higher sales charge than actually paid, the appropriate number of escrowed shares are redeemed and the proceeds used toward satisfaction of the obligation to pay the increased sales charge. The
Letter for an employer sponsored employee benefit plan maintained on the subaccount record keeping system available through KSvC may have special provisions regarding payment of any increased sales charge resulting from a failure to complete the intended purchase under the Letter. A shareholder may include the value (at the maximum offering price) of all shares of such Portfolios held of record as of the initial purchase date under the Letter as an "accumulation credit" toward the completion of the Letter, but no price adjustment will be made on such shares. Only investments in Class A shares of a Portfolio are included for this privilege.

Class A Shares -- Cumulative Discount. Class A shares of a Portfolio may also be purchased at the rate applicable to the discount bracket attained by adding to the cost of shares of a Portfolio being purchased, the value of all Class A shares of Farmers Mutual Fund Portfolios (computed at the maximum offering price at the time of the purchase for which the discount is applicable) already owned by the investor.

Class A Shares -- Availability of Quantity Discounts. An investor or the investor's agent must notify KSvC or KDI whenever a quantity discount or reduced sales charge is applicable to a purchase. Upon such notification, the investor will receive the lowest applicable sales charge. Quantity discounts described above may be modified or terminated at any time.

Exchange Privilege. Shareholders of Class A or Class B shares may exchange their shares for shares of the corresponding class of other Portfolios, or shares of Farmers Money Market Portfolio - Retail Shares, in accordance with the provisions below.

Class A Shares. Class A shares of the Portfolios may be exchanged for each other at their relative net asset values. Class A shares of a Fund purchased under the Large Order NAV Purchase Privilege may be exchanged for Class A shares of another Portfolio under the exchange privilege described above without paying any contingent deferred sales charge at the time of exchange. If the Class A shares received on exchange are redeemed thereafter, a contingent deferred sales charge may be imposed in accordance with the foregoing requirements provided that the shares redeemed will retain their original cost and purchase date for purposes of the contingent deferred sales charge. In the case of an exchange of Class A shares of a Portfolio for Farmers Money Market Portfolio - Retail Shares, the period during which the Retail Shares are held is not considered for purposes of calculating any contingent deferred sales charge applicable to the Class A shares exchanged.

Class B Shares. Class B shares of the Portfolios may be exchanged for each other at their relative net asset values. Class B shares may be exchanged without any contingent deferred sales charge being imposed at the time of exchange. For purposes of the contingent deferred sales charge that may be imposed upon the redemption of the Class B shares received on exchange, amounts exchanged retain their original cost and purchase date. In the case of an exchange of Class B shares of a Portfolio for Farmers Money Market Portfolio - Retail Shares, the period during which the Retail Shares are held is not considered for purposes of calculating the contingent deferred sales charge applicable to the Class B shares exchanged.

General. Shares of a Portfolio with a value in excess of $1,000,000 acquired by exchange from another Portfolio may not be exchanged thereafter until they have been owned for 15 days (the "15 Day Hold Policy"). For purposes of determining whether the 15 Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged shall be computed by aggregating the value of shares being exchanged for all accounts under common control, direction, or advice, including without limitation, accounts administered by a financial services firm offering market timing, asset allocation or similar services. The total value of shares being exchanged must at least equal the minimum investment requirement of the Portfolio into which they are being exchanged. Exchanges are made based on relative dollar values of the shares involved in the exchange. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss may be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder's adjusted cost basis of such shares. Exchanges may be accomplished by a written request to Kemper Service Company, P.O. Box 419453, Kansas City, Missouri 64141, or by telephone if the shareholder has given authorization (1-877-327-8899). Once the authorization is on file, KSvC will honor requests by telephone at 1-877-327-8899, subject to the limitations on liability under "Redemption or Repurchase of Shares -- General." During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone exchange privilege. The exchange privilege is not a right and may be suspended, terminated or modified at any time. Except as otherwise permitted by applicable regulations, 60 days' prior written notice of any termination or material change will be provided.

Systematic Exchange Privilege. The owner of $1,000 or more of any class of the shares of a Portfolio may authorize the automatic exchange of a specified amount ($100 minimum) of such shares for shares of the same class of another Portfolio. If selected, exchanges will be made automatically until the privilege is terminated by the shareholder or the other Portfolio, although shareholders of either class of a Portfolio may automatically exchange their shares for shares of Farmers Money Market Portfolio - Retail Shares. Exchanges are subject to the terms and conditions described above under "Exchange Privilege" except that the $100 minimum investment requirement for the Portfolio acquired on exchange is not applicable.

AutoBuy/AutoSell. AutoBuy permits the transfer of money via the Automated Clearing House System (minimum $100 and maximum $50,000) from a shareholder's bank, savings and loan, or credit union account to purchase shares in a Fund. By utilizing AutoSell, shareholders can redeem shares (minimum $100 and maximum $50,000) from their Portfolio account and transfer the proceeds to their bank, savings and loan, or credit union checking account. Shares purchased by check or through AutoBuy or Bank Direct Deposit may not be redeemed under this privilege until such shares have been owned for at least 10 days. By enrolling in AutoBuy/AutoSell, the shareholder authorizes the Shareholder Service Agent to rely upon telephone instructions from any person to transfer the specified amounts between the shareholder's Portfolio account and the predesignated bank, savings and loan or credit union account, subject to the limitations on liability under "Redemption or Repurchase of Shares - General." Once enrolled in AutoBuy/AutoSell, a shareholder can initiate a transaction by calling Kemper Service Company toll free at 1-877-327-8899 Monday through Friday, 8:00 a.m. to 3:00 p.m. Chicago time. Shareholders may terminate this privilege by sending written notice to Kemper Service Company, P.O. Box 419453, Kansas City, Missouri 64141. Termination will become effective as soon as the Shareholder Service Agent has had a reasonable time to act upon the request. AutoBuy/AutoSell cannot be used with passbook savings accounts or for tax-deferred plans such as Individual Retirement Accounts.

Bank Direct Deposit. A shareholder may purchase additional shares of a Portfolio through an automatic investment program. With the Bank Direct Deposit Purchase Plan, investments are made automatically (maximum $50,000) from the shareholder's account at a bank, savings and loan or credit union into the shareholder's Portfolio account. By enrolling in Bank Direct Deposit, the shareholder authorizes the Portfolio and its agents to either draw checks or initiate Automated Clearing House debits against the designated account at a bank or other financial institution. This privilege may be selected by completing the appropriate section on the Account Application or by contacting KSvC for appropriate forms. A shareholder may terminate his or her Plan by sending written notice to Kemper Service Company, P.O. Box 419453, Kansas City, Missouri 64141. Termination by a shareholder will become effective within thirty days after the KSvC has received the request. A Portfolio may immediately terminate a shareholder's Plan in the event that any item is unpaid by the shareholder's financial institution. The Portfolios may terminate or modify this privilege at any time.

Payroll Direct Deposit and Government Direct Deposit. A shareholder may invest in a Portfolio through Payroll Direct Deposit or Government Direct Deposit. Under these programs, all or a portion of a shareholder's net pay or government check is automatically invested in a Portfolio account each payment period. A shareholder may terminate participation in these programs by giving written notice to the shareholder's employer or government agency, as appropriate. (A reasonable time to act is required.) A Portfolio is not responsible for the efficiency of the employer or government agency making the payment or any financial institutions transmitting payments.

Systematic Withdrawal Plan. The owner of $50,000 or more of a class of a Portfolio's shares at the offering price (net asset value plus, in the case of Class A shares, the initial sales charge) may provide for the payment from the owner's account of any requested dollar amount to be paid to the owner or a designated payee monthly, quarterly, semiannually or annually. The $50,000 minimum account size is not applicable to Individual Retirement Accounts. The minimum periodic payment is $100. The maximum annual rate at which Class B shares (and Class A shares purchased under the Large Order NAV Purchase Privilege) may be redeemed under a systematic withdrawal plan is 10% of the net asset value of the account. Shares are redeemed so that the payee will receive payment approximately the first of the month. Any income and capital gain dividends will be automatically reinvested at net asset value. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested and fluctuations in the net asset value of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account.


         The purchase of Class A shares while participating in a systematic withdrawal plan will ordinarily be disadvantageous to the investor because the investor will be paying a sales charge on the purchase of shares at the same time that the investor is redeeming shares upon which a sales charge may have already been paid. Therefore, a Portfolio will not knowingly permit additional investments of less than $2,000 if the investor is at the same time making systematic withdrawals. KDI will waive the contingent deferred sales charge on redemptions of Class A shares purchased under the Large Order NAV Purchase Privilege and Class B shares made pursuant to a systematic withdrawal plan. The right is reserved to amend the systematic withdrawal plan on 30 days' notice. The plan may be terminated at any time by the investor or the Portfolios.

Tax-Sheltered   Retirement   Plans.  The  Shareholder   Service  Agent  provides
retirement plan services and documents and KDI can establish investor accounts in any of the following types of retirement plans:

         Individual Retirement Accounts ("IRAs") with Investors Fiduciary Trust Company ("IFTC"), 801 Pennsylvania Avenue, Kansas City, Missouri 64105 as custodian. This includes Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE"), IRA accounts and Simplified Employee Pension Plan ("SEP") IRA accounts and prototype documents.

         403(b)(7) Custodial Accounts also with IFTC as custodian. This type of plan is available to employees of most non-profit organizations.

         Prototype money purchase pension and profit-sharing plans may be adopted by employers. The maximum annual contribution per participant is the lesser of 25% of compensation or $30,000.

         Brochures describing the above plans as well as model defined benefit plans, target benefit plans, 457 plans, 401(k) plans, SIMPLE 401(k) plans and materials for establishing them are available from the Shareholder Service Agent upon request. The brochures for plans with IFTC as custodian describe the current fees payable to State Street Bank and Trust for its services as custodian. Investors should consult with their own tax advisers before establishing a retirement plan.

                       ADDITIONAL TRANSACTION INFORMATION


General. Banks and other financial services firms may provide administrative services related to order placement and payment to facilitate transactions in shares of a Portfolio for their clients, and KDI may pay them a transaction fee up to the level of the discount or commission allowable or payable to dealers, as described above. Banks may be prohibited from providing certain underwriting or distribution services. Banks or other financial services firms may be subject to various state laws regarding the services described above and may be required to register as dealers pursuant to state law. If banking firms were prohibited from acting in any capacity or providing any of the described services, management would consider what action, if any, would be appropriate. KDI does not believe that termination of a relationship with a bank would result in any material adverse consequences to a Portfolio.


         In addition to the payments and allowances KDI may make to firms described above, KDI may, from time to time, pay or allow to firms a 1% commission on the amount of shares of a Portfolio sold by the firm under the following conditions: (i) the purchased shares are held in a IRA account, (ii) the shares are purchased as a direct "roll over" of a distribution from a qualified retirement plan account maintained on a participant subaccount record keeping system provided by KSvC, (iii) the registered representative placing the trade is a member of ProStar, a group of persons designated by KSvC in acknowledgment of their dedication to the employee benefit plan area and (iv) the purchase is not otherwise subject to a commission.

         In addition to the discounts or commissions described above, KDI will, from time to time, pay or allow additional discounts, commissions or promotional incentives, in the form of cash or other compensation, to firms that sell shares of the Portfolios. Non-cash compensation includes luxury merchandise and trips to luxury resorts. In some instances, such discounts, commissions or other incentives will be offered only to certain firms that sell or are expected to sell during specified time periods certain minimum amounts of shares of the Portfolios or other funds underwritten by KDI.

         Orders for the purchase of shares of a Portfolio will be confirmed at a price based on the net asset value of that Portfolio next determined after receipt by KDI of the order accompanied by payment. However, orders received by dealers or other financial services firms prior to the determination of net asset value (see "Net Asset Value") and received by KDI prior to the close of its business day will be confirmed at a price based on the net asset value effective on that day ("trade date"). The Portfolios reserve the right to determine the net asset value more frequently than once a day if deemed desirable. Dealers and other financial services firms are obligated to transmit orders promptly. Collection may take significantly longer for a check drawn on a foreign bank than for a check drawn on a domestic bank. Therefore, if an order is accompanied by a check drawn on a foreign bank, funds must normally be collected before shares will be purchased.
See "Purchase and Redemption of Shares."

         The Portfolios reserve the right to withdraw all or any part of the offering made by this Statement of Additional Information and to reject purchase orders. Also, from time to time, each Portfolio may temporarily suspend the offering of any class of its shares to new investors. During the period of such suspension, persons who are already shareholders of such class of the Portfolio normally are permitted to continue to purchase additional shares of such class and to have dividends reinvested.

         Shareholders should direct their inquiries to Farmers Customer Support, 222 South Riverside Plaza, 24th Floor, Chicago, IL 60606-5808, 1-877-327-8899 or to the Farmers' agent from whom they received this Statement of Additional Information.

Share Certificates

         Due to the desire of the Portfolios' management to afford ease of redemption, certificates will not be issued to indicate ownership in a Portfolio.

Other Information

         The "Tax Identification Number" section of the application must be completed when opening an account. Applications and purchase orders without a correct certified tax identification number and certain other certified information (e.g. from exempt organizations, certification of exempt status) will be returned to the investor.

         The Trust may issue shares of each Portfolio at net asset value in connection with any merger or consolidation with, or acquisition of the assets of, any investment company (or series thereof) or personal holding company, subject to the requirements of the 1940 Act.

         Clients, officers or employees of the Adviser or of an affiliated organization, and members of such clients', officers' or employees' immediate families, banks and members of the NASD may direct repurchase requests to a Portfolio through Kemper Distributors, Inc. at 222 South Riverside Plaza, Chicago, IL 60606-5808 by letter, telegram, TWX, or telephone. A two-part confirmation will be mailed out promptly after receipt of the repurchase request. A written request in good order should be sent with a copy of the invoice to Kemper Service Company, P.O. Box 419453, Kansas City, Missouri 64141. Failure to deliver shares or required documents (see above) by the settlement date may result in cancellation of the trade and the shareholder will be responsible for any loss incurred by a Portfolio or the principal underwriter by reason of such cancellation. Net losses on such transactions which are not recovered from the shareholder will be absorbed by the principal underwriter. Any net gains so resulting will accrue to the Portfolio. For this group, repurchases will be carried out at the net asset value next computed after such repurchase requests have been received. The arrangements described in this paragraph for repurchasing shares are discretionary and may be discontinued at any time.


         If a shareholder redeems all shares in the account after the record date of a dividend, the shareholder receives, in addition to the net asset value thereof, all declared but unpaid dividends thereon. The value of shares redeemed or repurchased may be more or less than the shareholder's cost depending on the net asset value at the time of redemption or repurchase. The Trust does not impose a redemption or repurchase charge, although a wire charge may be applicable for redemption proceeds wired to an investor's bank account. Redemption of shares, including redemptions undertaken to effect an exchange for shares of another Portfolio, may result in tax consequences (gain or loss) to the shareholder and the proceeds of such redemptions may be subject to backup withholding. (See "Taxes.")


         The determination of net asset value and a shareholder's right to redeem shares and to receive payment may be suspended at times (a) during which the Exchange is closed, other than customary weekend and holiday closings, (b) during which trading on the Exchange is restricted for any reason, (c) during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (d) during which the SEC by order permits a suspension of the right of redemption or a postponement of the date of payment or of redemption; provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b), (c) or (d) exist.

                     FEATURES AND SERVICES OFFERED BY THE TRUST

Internet access


World Wide Web Site -- The address for the Underlying Scudder Funds is http://investments.scudder.com. The site offers guidance on global investing and developing strategies to help meet financial goals and provides access to the Scudder investor relations department via e-mail. The site also enables users to access or view fund prospectuses and profiles with links between summary information in Profiles and details in the Prospectus. Users can fill out new account forms on-line, order free software, and request literature on funds.


Account Access -- Scudder is among the first mutual fund families to allow shareholders to manage their fund accounts through the World Wide Web. Scudder Fund shareholders can view a snapshot of current holdings, review account activity and move assets between Scudder Fund accounts.

         Scudder's personal portfolio capabilities -- known as SEAS (Scudder Electronic Account Services) -- are accessible only by current Scudder Fund shareholders who have set up a Personal Page on Scudder's Web site. By setting up a Personal page, users are able to customize the Scudder website to meet their personal preferences. Using a secure Web browser, shareholders sign on to their account with their Social Security number and their SAIL password. As an additional security measure, users can change their current password or disable access to their portfolio through the World Wide Web.

         The "your portfolio" section of the Scudder website allows access to Account Activity such as the financial history of transactions for an account, with trade dates, type and amount of transaction, share price and number of shares traded. For users who wish to trade shares between Scudder Funds, the Fund Exchange option provides a step-by-step procedure to exchange shares among existing fund accounts or to new Scudder Fund accounts. Registered and account access enabled shareholders may also conduct purchase transactions on the Scudder website. To do this the shareholder must also have a bank account on file for their Scudder account.

Reports to Shareholders

         The Trust issues shareholders unaudited semiannual financial statements and annual financial statements audited by independent accountants, including a list of investments held and statements of assets and liabilities, operations, changes in net assets and financial highlights. The Trust presently intends to distribute to shareholders informal quarterly reports during the intervening quarters, containing a statement of the investments of the portfolios.

Transaction Summaries

         Annual  summaries of all  transactions  in each  Portfolio  account are
available  to   shareholders.   The   summaries   may  be  obtained  by  calling
1-877-327-8899.

                    DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

         Each Portfolio intends to follow the practice of distributing all of its investment company taxable income, which includes any excess of net realized short-term capital gains over net realized long-term capital losses. Each
Portfolio may follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, a Portfolio may retain all or part of such gain for reinvestment after paying the related federal income taxes for which the shareholders may then be asked to claim a credit against their federal income tax liability. (See "Taxes.")

         If a Portfolio does not distribute the amount of capital gain and/or ordinary income required to be distributed by an excise tax provision of the Code, the Portfolio may be subject to that excise tax. (See "Taxes.") In certain circumstances, a Portfolio may determine that it is in the interest of shareholders to distribute less than the required amount.

         Earnings and profits distributed to shareholders on redemptions of Portfolio shares may be utilized by a Portfolio, to the extent permissible, as part of that Portfolio's dividends paid deduction on its federal tax return.

         The Income, Income with Growth, and Balanced Portfolios each intend to distribute investment company taxable income, exclusive of net short-term capital gains in excess of net long-term capital losses, on a quarterly basis, and distributions of net short-term and long-term capital gains realized during the fiscal year will be made in November or December to avoid federal excise tax, although an additional distribution may be made within three months of its fiscal year end, if necessary. The Growth with Income Portfolio, and Growth Portfolio each intend to distribute their investment company taxable income and any net realized capital gains in November or December to avoid federal excise tax, although an additional distribution may be made within three months of the Portfolios' fiscal year end, if necessary.

         Both types of distributions will be made in Portfolio shares and confirmations will be mailed to each shareholder unless a shareholder has elected to receive cash, in which case a check will be sent. Distributions of investment company taxable income and net realized capital gains are taxable (See "Taxes"), whether made in shares or cash.

         Each distribution is accompanied by a brief explanation of the form and character of the distribution. The characterization of distributions on such correspondence may differ from the characterization for federal tax purposes. In January of each year each Portfolio issues to each shareholder a statement of the federal income tax status of all distributions in the prior calendar year.

                             PERFORMANCE INFORMATION

         From time to time, quotations of a Portfolio's performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures will be calculated in the following manner:

Average Annual Total Return

         Average Annual Total Return is the average annual compound rate of return for the periods of one year, five years, ten years or for the life of the Portfolio, all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of a Portfolio's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Portfolio shares. Average annual total return is calculated by finding the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)^1/n - 1

Where:

          P     =   a hypothetical initial payment of $1,000
          T     =   Average Annual Total Return
          N     =   Number of years
          ERV   =   Ending  redeemable  value:  ERV is the value,  at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.


  Average Annual Total Return for period ended April 30, 2000 - Class A shares

                                        One Year           Life of Portfolio^(1)


Income Portfolio                         -5.81%                   -3.64%
Income with Growth Portfolio              1.92%                    4.12%
Balanced Portfolio                       -1.08%                    2.30%
Growth with Income Portfolio             -4.52%                    0.44%
Growth Portfolio                         -2.90%                    3.12%


^(1)     For the period beginning March 9, 1999 (commencement of operations)


         Total returns would have been lower if the Adviser to the Portfolios and the Adviser to certain of the Underlying Funds had not maintained some of the expenses.



  Average Annual Total Return for period ended April 30, 2000 - Class B shares

                                     One Year             Life of Portfolio^(1)


Income Portfolio                     -4.33%                     -2.39%
Income with Growth Portfolio          3.67                       5.65
Balanced Portfolio                    1.06                       4.24
Growth with Income Portfolio         -2.36                       2.45
Growth Portfolio                     -0.91                       5.05


^(1)     For the period beginning March 9, 1999 (commencement of operations)


         Total returns would have been lower if the Adviser to the Portfolios and the Adviser to certain of the Underlying Funds had not maintained some of the expenses.


Cumulative Total Return

         Cumulative Total Return is the compound rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative Total Return quotations reflect changes in the price of a Portfolio's shares and assume that all dividends and capital gains distributions during the period were reinvested in Portfolio shares. Cumulative Total Return is calculated by finding the cumulative rates of return of a hypothetical investment over such periods, according to the following formula (Cumulative Total Return is then expressed as a percentage):

                                 C = (ERV/P) -1
Where:

           C      =   Cumulative Total Return

           P      =   a hypothetical initial investment of $1,000
           ERV    =   Ending redeemable value: ERV is the value, at the end of
                      the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

    Cumulative Total Return for period ended April 30, 2000 - Class A shares

                                       One Year       Life of Portfolio^(1)


Income Portfolio                        -5.81%             -4.17%
Income with Growth Portfolio             1.92               4.74
Balanced Portfolio                      -1.08               2.65
Growth with Income Portfolio            -4.52               0.51
Growth Portfolio                        -2.90               3.58


         ^(1) For the period beginning March 9, 1999 (commencement of operations)


    Cumulative Total Return for period ended April 30, 2000 - Class B shares

                                   One Year                Life of Portfolio^(1)


Income Portfolio                     -4.33%                       -2.74%
Income with Growth Portfolio          3.67                         6.51
Balanced Portfolio                    1.06                         4.87
Growth with Income Portfolio         -2.36                         2.82
Growth Portfolio                     -0.91                         5.81


         ^(1) For the period beginning March 9, 1999 (commencement of operations)

Total Return

         Total Return is the rate of return on an investment for a specified period of time calculated in the same manner as Cumulative Total Return.

                               TRUST ORGANIZATION

         The Portfolios are portfolios of Farmers Investment Trust (the "Trust"), a Massachusetts business trust established under a Declaration of Trust dated October 26, 1998. The Trust offers five portfolios: Income Portfolio, Income with Growth Portfolio, Balanced Portfolio, Growth with Income Portfolio, and Growth Portfolio.


         The Trust may issue an unlimited number of shares of beneficial interest in the Portfolios, all having $.01 par value, which may be divided by the Board of Trustees into classes of shares. The Board of Trustees of the Trust may authorize the issuance of additional classes and additional Portfolios if deemed desirable, each with its own investment objective, policies and restrictions. Since the Trust offers multiple Portfolios, it is known as a "series company." Shares of a Portfolio have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation of such Portfolio and are subject to any preferences, rights or privileges of any classes of shares of the Portfolio. Currently, each Portfolio offers two classes of shares: Class A and Class B shares. Shares of each Portfolio have equal noncumulative voting rights except that each Portfolio's Class A and Class B shares have separate and exclusive voting rights with respect to the Portfolios' Class A and Class B Rule 12b-1 Plans, respectively. Shares of each class also have equal rights with respect to dividends, assets and liquidation subject to any preferences (such as those resulting from different Rule 12b-1 distribution fees), rights or privileges of any classes of shares of a Portfolio. Shares of each Portfolio are fully paid and nonassessable when issued, are transferable without restriction and have no preemptive or conversion rights. The Trust is not required to hold annual shareholder meetings and does not intend to do so. However, the Trust will hold shareholder meetings as required or deemed desirable in connection with the following matters: (a) the election or removal of Trustees if a meeting is called for such purpose; (b) the adoption of any contract for which shareholder approval is required by the 1940 Act; (c) any termination of a Portfolio to the extent and as provided in the Declaration of Trust; (d) any amendment of the Declaration of Trust (other than amendments changing the name of the Trust, establishing a fund, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); and (e) such additional matters as may be required by law, the Declaration of Trust, the By-laws of the Trust, or any registration of the Trust with the Securities and Exchange Commission (the "SEC") or any state, or as the Trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental investment objectives, policies or restrictions. Subject to the Declaration of Trust, shareholders may remove Trustees. If shares of more than one Portfolio are outstanding, shareholders will vote by Portfolio and not in the aggregate or by class except when voting in the aggregate is required under the 1940 Act, such as for the election of Trustees, or when voting by class is appropriate.

         Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing Trustees and until the election and qualification of a successor or until such trustee sooner dies, resigns, retires or is removed by a majority vote of the shares entitled to vote (as described below) or a majority of the Trustees. In accordance with the 1940 Act (a) each Fund will hold a shareholder meeting for the election of Trustees at such time as less than a majority of the Trustees have been elected by shareholders, and
(b) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders.


         Trustees may be removed from office by a vote of the holders of two-thirds of the outstanding shares at a meeting called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon the written request of ten or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the outstanding shares of a Portfolio stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, each Portfolio has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.


         The Trust's Declaration of Trust provides that the presence at a shareholder meeting in person or by proxy of at least 30% of the shares entitled to vote on a matter shall constitute a quorum. Thus, a meeting of shareholders of a Portfolio could take place even if less than a majority of the shareholders were represented on its scheduled date. Shareholders would in such a case be permitted to take action which does not require a larger vote than a majority of a quorum, such as the election of Trustees and ratification of the selection of auditors. Some matters requiring a larger vote under the Declaration of Trust, such as termination or reorganization of a Portfolio and certain amendments of the Declaration of Trust, would not be effected by this provision; nor would matters which under the 1940 Act require the vote of a "majority of the outstanding voting securities" as defined in the 1940 Act.


         The Trust's Declaration of Trust specifically authorizes the Board of Trustees to terminate any Portfolio or class by notice to the shareholders without shareholder approval.

         Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of a Portfolio. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of each Portfolio and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by a Portfolio or the Trust's Trustees. Moreover, the Declaration of Trust provides for indemnification out of Portfolio property for all losses and expenses of any shareholder held personally liable for the obligations of a Portfolio and each Portfolio will be covered by insurance which the Trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by the Adviser remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and such Portfolio itself is unable to meet its obligations. The Trust will vote its shares in each Underlying Fund in proportion to the vote of all other shareholders of each respective Underlying Fund.

         The Declaration of Trust provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that the Trust, will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust protects or indemnifies a Trustee or officer against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, of reckless disregard of duties involved in the conduct of his or her office.

                               INVESTMENT ADVISER


         Scudder Kemper Investments, Inc., an investment counsel firm, acts as investment adviser to the Portfolios. This organization, the predecessor of which is Scudder, Stevens & Clark, Inc., is one of the most experienced investment counsel firms in the U. S. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 the Adviser introduced Scudder International Fund, Inc., the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The predecessor firm reorganized from a partnership to a corporation on June 28, 1985. On December 31, 1997, Zurich Insurance Company ("Zurich") acquired a majority interest in the Adviser, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of the Adviser. The Adviser's name changed to Scudder Kemper Investments, Inc. On September 7, 1998, the businesses of Zurich (including Zurich's 70% interest in Scudder Kemper) and the financial services businesses of B.A.T Industries p.l.c. ("B.A.T") were combined to form a new global insurance and financial services company known as Zurich Financial Services Group. By way of a dual holding company structure, former Zurich shareholders initially owned approximately 57% of Zurich Financial Services Group, with the balance initially owned by former B.A.T shareholders.


         Founded  in  1872,  Zurich  is  a  multinational,   public  corporation
organized under the laws of Switzerland. Its home office is located at Mythenquai 2, 8002 Zurich, Switzerland. Historically, Zurich's earnings have resulted from its operations as an insurer as well as from its ownership of its subsidiaries and affiliated companies (the "Zurich Insurance Group"). Zurich and the Zurich Insurance Group provide an extensive range of insurance products and services and have branch offices and subsidiaries in more than 40 countries throughout the world.

         The Adviser maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. The Adviser receives published reports and statistical compilations from issuers and other sources, as well as analyses from brokers and dealers who may execute portfolio transactions for the Adviser's clients. However, the Adviser regards this information and material as an adjunct to its own research activities. The Adviser's international investment management team travels the world, researching hundreds of companies. In selecting the securities in which each Portfolio may invest, the conclusions and investment decisions of the Adviser with respect to the Portfolios are based primarily on the analyses of its own research department.

         Certain investments may be appropriate for the affiliated Underlying Funds held by each Portfolio and also for other clients advised by the Adviser. Investment decisions for the Underlying Funds and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Adviser to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Underlying Fund. Purchase and sale orders for the Underlying Fund may be combined with those of other clients of the Adviser in the interest of achieving the most favorable net results to the Underlying Fund.


         For each of the Portfolios, the present investment management agreements (the "Agreements") became effective February 16, 1999, and were approved by the initial shareholder of each Portfolio on February 12, 1999, and by the Trustees of the Trust on February 12, 1999. Each Agreement will continue in effect from year to year thereafter only if its continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreement or interested persons of the Adviser or the Trust, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Trustees or of a majority of the outstanding voting securities of the Trust. The Agreements may be terminated at any time without payment of penalty by either party on sixty days' written notice and automatically terminates in the event of its assignment.


         In certain cases, the investments for the Portfolios are managed by the same individuals who manage one or more other Underlying Funds advised by the Adviser that have similar names, objectives and investment styles as the Portfolios. You should be aware that the Portfolios are likely to differ from these affiliated Underlying Funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolios can be expected to vary from those of the affiliated Underlying Funds.

         The Adviser  regularly  provides the Trust with  continuing  investment management for the Portfolios consistent with the Portfolios' investment objectives, policies and restrictions and determines what Underlying Funds shall be purchased, held or sold and what portion of each Portfolio's assets shall be held uninvested, subject to the Declaration of Trust, the 1940 Act, the Code, the Order and to the Portfolios' investment objectives, policies and restrictions, and subject, further, to such policies and instructions as the Board of Trustees may from time to time establish.


         The Adviser provides each Portfolio with discretionary investment services. Specifically, the Adviser is responsible for supervising and directing the investments of each Portfolio in accordance with each Portfolio's investment objectives, program, and restrictions as provided in the prospectus and this Statement of Additional Information. The Adviser is also responsible for effecting all security transactions on behalf of each Portfolio, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. However, it should be understood that each Portfolio will invest its assets almost exclusively in the shares of the Underlying Funds and such investments will be made without the payment of any commission or other sales charges. In addition to these services, the Adviser provides the Trust with certain corporate administrative services, including: maintaining the corporate existence, corporate records, and registering and qualifying Portfolio shares under federal and state laws; monitoring the financial accounting, and administrative functions of each Portfolio; maintaining liaison with the agents employed by the Trust such as the custodian and transfer agent; assisting the Trust in the coordination of such agents' activities; and permitting the Adviser's employees to serve as officers, Trustees, and committee members of the Trust without cost to the Trust.


         The Adviser also renders significant administrative services (not otherwise provided by third parties) necessary for the Portfolios' operations as an open-end investment company including, but not limited to, preparing reports and notices to the Trustees and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to the Trust (such as the Portfolios' transfer agent, pricing agents, custodian, fund accounting agent and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of the Portfolios' federal, state and local tax returns; preparing and filing the Portfolios' federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of each Portfolio under applicable federal and state securities laws; maintaining the Portfolios' books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of the Portfolios; assisting in the resolution of accounting and legal issues; establishing and monitoring the Portfolios' operating budget; processing the payment of the Portfolios' bills; assisting each Portfolio in, and otherwise arranging for, the payment of distributions and dividends and otherwise assisting the Portfolios in the conduct of their business, subject to the direction and control of the Trustees.

         The Adviser pays the compensation and expenses (except those of attending Board and committee meetings outside New York, New York or Boston, Massachusetts) of all Trustees, officers and executive employees of the Trust affiliated with the Adviser and makes available, without expense to the Trust, the services of such Trustees, officers and employees of the Adviser as may duly be elected officers of the Trust, subject to their individual consent to serve and to any limitations imposed by law, and provides the Trust's office space and facilities.


         In reviewing the terms of the Agreements and in discussions with the Adviser concerning such Agreements, the Trustees of the Fund who are not "interested persons" of the Adviser are represented by independent counsel. The Agreements provide that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with matters to which the Agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under the Agreements.

         A Portfolio's shareholders will also indirectly bear the Portfolio's pro rata share of fees and expenses charged by the Underlying Funds in which a Portfolio is invested. The ranges of the average weighted pro rata share of expenses borne by each Portfolio in connection with its investments in the Underlying Funds are expected to be as follows: Income Portfolio: 0.43% to 0.87%, Income with Growth Portfolio: 0.54% to 0.88%, Balanced Portfolio: 0.59% to 0.88%, Growth with Income Portfolio: 0.66% to

1.00% and Growth Portfolio: 0.75% to 1.21%. This information is provided in ranges since the average assets of a Portfolio invested in each of the Underlying Funds will fluctuate.


         The Agreements identify the Adviser as the exclusive licensee of the rights to use and sublicense the names "Scudder," "Scudder Kemper Investments, Inc." and "Scudder Stevens and Clark, Inc." (together, the "Scudder Marks"). Under this license, the Trust, with respect to the Portfolios, has the non-exclusive right to use and sublicense the Scudder name and marks as part of its name, and to use the Scudder Marks in the Trust's investment products and services.

Investment Management Fees


         Each class of shares of a Portfolio has a single (exclusive of interest, taxes and compensation and expenses of Trustees) fee covering investment management and other operating expenses. This fee rate will not fluctuate. In contrast, most mutual funds pay a fixed management fee and absorb operating expenses that vary according to a number of factors. Each Portfolio pays the Adviser an annual all-inclusive fee of 0.75% of the average daily net assets of that Portfolio.

         The investment management fees paid by each Portfolio for its last two fiscal periods are shown in the table below:


         Portfolio                   Year                      Management Fee
         ---------                   ----                      --------------

         Income                       2000                         $1,082
                                      1999*                           140

         Income with Growth           2000                          3,062
                                      1999*                           108

         Balanced                     2000                          4,558
                                      1999*                           114

         Growth with Income           2000                          3,644
                                      1999*                           134

         Growth                       2000                          6,504
                                      1999*                           120

         * For the period  beginning March 9, 1999  (commencement of operations)


         The Agreements between each Portfolio and the Adviser provide that the Adviser will pay each Portfolio's ordinary operating expenses. The following expenses are not considered to be ordinary operating expenses of a Portfolio: interest, all taxes or governmental fees payable by or with respect to the Portfolios to federal, state or other governmental agencies, domestic or foreign, including stamp or other transfer taxes; all brokers' commissions and other charges incident to the purchase, sale or lending of the Portfolios' portfolio securities, all compensation of Trustees, other than those affiliated with the Adviser, and all expenses (including counsel fees and expenses) incurred in connection with their service; and such non-recurring expenses that may arise, including the cost of actions, suits or proceedings to which a Portfolio is a party and the expenses a Portfolio may incur as a result of its obligation to provide indemnification to its officers and agents; and expenses incurred under the Portfolios' shareholder services and distribution plan.

         The Adviser also receives management fees from managing the affiliated Underlying Funds in which each Portfolio invests. Each affiliated Underlying
Fund pays the Adviser a management fee as determined by the Investment Management Agreement between each Underlying Fund and the Adviser. As manager of the assets of each affiliated Underlying Fund, the Adviser directs the investments of an Underlying Fund in accordance with each Underlying Fund's investment objective, policies and restrictions. The Adviser determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by an Underlying Fund. If an Underlying Fund's expenses, exclusive of taxes, interest and extraordinary expenses, exceed specified limits, such excess up to the amount of the management fee, will be paid by the Adviser.

         Officers and employees of the Adviser from time to time may have transactions with various banks, including the Portfolios' custodian bank. It is the Adviser's opinion that the terms and conditions of those transactions which have occurred were not influenced by existing or potential custodial or other Trust relationships.

         The Adviser may serve as adviser to other funds with investment objectives and policies similar to those of the Portfolios that may have different distribution arrangements or expenses, which may affect performance.

         None of the officers or Trustees may have dealings with the Trust as principals in the purchase or sale of securities, except as individual subscribers to or holders of shares of the Trust.

         The term Scudder Investments is the designation given to the services provided by Scudder Kemper Investments, Inc. and its affiliates to the Scudder Family of Funds.

Personal Investments by Employees of the Adviser


         The Fund, the Adviser and principal underwriter have each adopted codes of ethics under rule 17j-1 of the Investment Company Act. Board members, officers of the Fund and employees of the Adviser and principal underwriter are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Fund, subject to requirements and restrictions set forth in the applicable Code of Ethics. The Adviser's Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Fund. Among other things, the Adviser's Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Adviser's Code of Ethics may be granted in particular circumstances after review by appropriate personnel.


                              TRUSTEES AND OFFICERS


                                                                                                     Position with
                                           Position                                                  Underwriter, Kemper
Name, Age and Address                      With Trust             Principal Occupation**             Distributors, Inc.
---------------------                      ----------             --------------------               -------------------

Kathryn L. Quirk*# (47)                    Trustee, Vice          Managing Director of Scudder       Director, Secretary,
                                           President and          Kemper Investments, Inc.           Chief Legal Officer
                                           Assistant Secretary                                       & Vice President

Brian Cohen## (40)                         President              President, Farmers Financial      --
                                                                  Solutions

Dr. Rosita P. Chang (45)                   Trustee                Professor of Finance, University  --
Department of Financial Economics &                               of Hawaii
Institutions
College of Business Administration
University of Hawaii
2404 Maile Way
E-6024
Honolulu, HI  98622

Edgar R. Fiedler*@ (71)                    Trustee                Senior Fellow and Economic        --
50023 Brogden                                                     Counselor, The Conference Board,
Chapel Hill, NC 27514                                             Inc.

                                       27

                                                                                                     Position with
                                           Position                                                  Underwriter, Kemper
Name, Age and Address                      With Trust             Principal Occupation**             Distributors, Inc.
---------------------                      ----------             --------------------               -------------------

Dr. J. D. Hammond@ (66)                    Trustee                Dean Emeritus, Smeal College of   --
801 Business Administration Building                              Business Administration,
Pennsylvania State University                                     Pennsylvania State University
University Park, PA 16802

Richard M. Hunt@ (73)                      Trustee                University Marshal and Senior     --
University Marshal's Office                                       Lecturer, Harvard University
Wadsworth House
1341 Massachusetts Avenue
Harvard University
Cambridge, MA 02138

Ann M. McCreary# (43)                      Vice President         Managing Director of Scudder      --
                                                                  Kemper Investments, Inc.
Shahram Tajbakhsh### (43)                  Vice President         Senior Vice President of Scudder  --
                                                                  Kemper Investments, Inc.

John Millette+ (38)                        Vice President and     Assistant Vice President of       --
                                           Secretary              Scudder Kemper Investments, Inc.
                                                                  since September 1994; previously
                                                                  employed by the law firm Kaye,
                                                                  Scholer, Fierman, Hays & Handler

John R. Hebble+ (42)                       Treasurer              Senior Vice President of Scudder  --
                                                                  Kemper Investments, Inc.

Brenda Lyons+ (37)                         Assistant Treasurer    Senior Vice President of Scudder   __
                                                                  Kemper Investments, Inc.

Caroline Pearson+ (38)                     Assistant Secretary    Senior Vice President of Scudder  --
                                                                  Kemper Investments, Inc.;
                                                                  Associate, Dechert Price &
                                                                  Rhoads (law firm) 1989 - 1997


* Trustee considered by the Trust and its counsel to be an "interested person" (as defined in the 1940 Act) of the Trust or of its investment manager because of their employment by the Investment Manager and, in some cases, holding offices with the Trust. Although Mr. Fiedler is currently not an "interested person," he may be deemed to be so in the future by the Commission because of his prior service as a director of Zurich American Insurance Company, a subsidiary of Zurich. Mr. Fiedler resigned from that position in July 1997 and has had no further affiliation with Zurich or any of its subsidiaries since that date.
** Unless otherwise stated, all officers and Trustees have been associated with their respective companies for more than five years, but not necessarily in the same capacity.
@ Messrs. Fiedler and Hunt, and Dr. Hammond are members of the Executive Committee which may exercise substantially all of the powers of the Board of Trustees when it is not in session.
#        Address: 345 Park Avenue, New York, New York
+        Address: Two International Place, Boston, Massachusetts
##       Address: 4680 Wilshire Boulevard, Los Angeles, California
%        Address: 222 South Riverside Plaza, Chicago, Illinois

###      Address: 101 California Street, Suite 4100, San Francisco, California


         On July 31, 2000, all Trustees and officers as a group owned beneficially (as that term is defined under Section 13(d) of the Securities Exchange Act) less than 1% of any class of shares of a Portfolio outstanding on such date.

         To the best of the Trust's knowledge, as of July 31, 2000, no person owned beneficially more than 5% of any class of shares of a Portfolio outstanding on such date .


                                  REMUNERATION

Responsibilities of the Board -- Board and Committee Meetings

         The Board of Trustees is responsible for the general oversight of each Portfolio's business. A majority of the Board's members are not affiliated with the Adviser. These "Independent Trustees" have primary responsibility for
assuring  that  each   Portfolio  is  managed  in  the  best  interests  of  its
shareholders.

         The Board of Trustees meets at least quarterly to review the investment performance of each Portfolio and other operational matters, including policies and procedures designated to assure compliance with various regulatory requirements. At least annually, the Independent Trustees review the fees paid to the Adviser and its affiliates for investment advisory services and other administrative and shareholder services. In this regard, they evaluate, among other things, each Portfolio's investment performance, the quality and efficiency of the various other services provided, costs incurred by the Adviser and its affiliates, and comparative information regarding fees and expenses of competitive funds. They are assisted in this process by the Portfolios' independent public accountants and by independent legal counsel selected by the Independent Trustees.

         All of the Independent Trustees serve on the Committee on Independent Trustees, which nominates Independent Trustees and considers other related matters, and the Audit Committee, which selects each Portfolio's independent public accountants and reviews accounting policies and controls.

Compensation of Officers and Trustees


         The Independent Trustees will receive the following compensation from each Portfolio of Farmers Investment Trust: an annual trustee's fee of $2,000; a fee of $200 for attendance at each board meeting, audit committee meeting, or other meeting held for the purposes of considering arrangements between the Trust on behalf of each Portfolio and the Adviser or any affiliate of the Adviser; $100 for all other committee meetings and reimbursement of expenses incurred for travel to and from Board Meetings. No additional compensation will be paid to any Independent Trustee for travel time to meetings, attendance at Trustees' educational seminars or conferences, service on industry or association committees, participation as speakers at Trustees' conferences or service on special trustee task forces or subcommittees. Independent Trustees do not receive any employee benefits such as pension or retirement benefits or health insurance. Notwithstanding the schedule of fees, the Independent Trustees may defer or waive a portion of their compensation or other activities.


         The Independent Trustees also serve in the same capacity for other funds managed by the Adviser. These funds differ broadly in type and complexity and in some cases have substantially different Trustee fee schedules. The following table shows the aggregate compensation received by each Independent Trustee during 1999 from the Trust and from all of Scudder funds as a group.


                                                                                   All Funds Advised by Scudder Kemper
                        Name                  Farmers Investment Trust^(1)(2)                Investments, Inc.
                        ----                  ------------------------------

          Dr. Rosita P. Chang, Trustee                     $0(3)                           $59,907 (22 funds)

          Edgar R. Fiedler, Trustee                        $0(3)                           $63,330 (29 funds)

          Dr. J .D. Hammond, Trustee                       $0(3)                           $59,907 (21 funds)

                                       29

                                                                                   All Funds Advised by Scudder Kemper
                        Name                  Farmers Investment Trust^(1)(2)                Investments, Inc.
                        ----                  ------------------------------

          Richard Hunt, Trustee                            $0(3)                           $39,563 (14 funds)


(1)      The Portfolios commenced operations on March 9, 1999.

(2) Farmers Investment Trust consists of five Portfolios: Income Portfolio, Income with Growth Portfolio, Balanced Portfolio, Growth with Income Portfolio, and Growth Portfolio.

(3) The independent Trustee has agreed to waive a portion of his or her compensation, and Scudder Kemper has agreed to reimburse the Trust for the remaining portion, until such time that each Portfolio of the Trust reaches $50,000,000 in assets.




         Members of the Board of Trustees who are employees of the Adviser or its affiliates receive no direct compensation from the Trust, although they are compensated as employees of the Adviser, or its affiliates, as a result of which they may be deemed to participate in fees paid by each Portfolio.

                              PRINCIPAL UNDERWRITER


Pursuant to a separate shareholder services and distribution agreement ("distribution agreement"), Kemper Distributors, Inc. ("KDI"), 222 South Riverside Plaza, Chicago, Illinois, 60606, an affiliate of the Adviser, serves as principal underwriter and distributor for the shares of each Portfolio and acts as agent of each Portfolio in the continuous offering of its shares. KDI bears all its expenses of providing services pursuant to the distribution agreement, including the payment of any commissions. KDI, as principal underwriter, pays for the printing and distribution of copies of prospectuses and shareholder reports used in connection with the offering of shares to prospective investors. KDI also pays for supplementary sales literature and advertising costs. KDI provides execution services for the Portfolios in connection with the Portfolios' purchase of Underlying Fund shares and will receive compensation of up to 1% of the purchase price of such shares from the Underlying Funds' underwriters in connection therewith. In providing execution services, KDI will (a) accept orders from the Adviser to purchase Underlying Fund shares for the Portfolios; (b) place such orders with the Underlying Fund's underwriter; (c) confirm the trade, price and number of Underlying Fund shares purchased by a Portfolio pursuant to such orders; and (d) assure prompt payment by a Portfolio to the Underlying Fund and proper completion of such orders.

                     SHAREHOLDER SERVICES AND DISTRIBUTION PLAN

         Each Portfolio has adopted a shareholder services and distribution plan under Rule 12b-1 (the "Plan") under the 1940 Act. Rule 12b-1 regulates the manner in which an investment company may, directly or indirectly, bear the expenses of distributing its shares. The Plan provides for fees payable as an expense of the Class A and Class B shares that are used by KDI to pay for distribution and services for those classes. The fee is payable monthly by a Portfolio to KDI at an annual rate of 0.25% and 1.00% of average daily net assets attributable to the Class A and Class B shares of the Portfolio, respectively. KDI may pay a portion of this fee to compensate selling firms for sales of Class B shares. KDI compensates selling firms for sales of Class B shares at the time of sale at a commission rate of 2.93% of the amount of Class B shares sold. Because 12b-1 fees are paid out of Portfolio assets on an ongoing basis, they will, over time, increase the cost of investment and may cost more than other types of sales charges. Long-term shareholders may pay more than the economic equivalent of the maximum initial sales charges permitted by the National Association of Securities Dealers, although KDI believes that it is unlikely, in the case of Class B shares, because of the automatic conversion feature of those shares.


         KDI may engage other firms to provide information and shareholder services for shareholders of each Portfolio. KDI may pay each such firm a service fee at an annual rate of up to 0.25% of net assets of the Class A and Class B shares maintained and serviced by the firm. Firms to which service fees may be paid include broker-dealers affiliated with KDI.

         If the Plan is terminated in accordance with its terms, the obligation of a Portfolio to make payments to KDI pursuant to the Plan will cease and the Portfolio will not be required to make any payments past the termination date. Thus, there is no legal obligation for the Portfolio to pay any expenses incurred by KDI in excess of its fees under a Plan, if for any reason the Plan is terminated in accordance with its terms. Future fees under a Plan may or may not be sufficient to reimburse KDI for its expenses incurred.

         Each distribution agreement and the Plan continues in effect from year to year so long as such continuance is approved for each class at least annually by a vote of the Board of Trustees of the Trust, including the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the agreement. Each agreement automatically terminates in the event of its assignment and may be terminated for a class at any time without penalty by a Portfolio or by KDI upon 60 days' notice. Termination by a Portfolio with respect to a class may be by vote of a majority of the Board of Trustees, or a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the agreement, or a "majority of the outstanding voting securities" of the class of the Portfolio, as defined under the 1940 Act. The agreement may not be amended for a class to increase the fee to be paid by a Portfolio with respect to such class without approval by a majority of the outstanding voting securities of such class of the Portfolio and all material amendments must in any event be approved by the Board of Trustees in the manner described above with respect to the continuation of the agreement. The provisions concerning the continuation, amendment and termination of the distribution agreement are on a Portfolio by Portfolio basis and for each Portfolio on a class by class basis.


         KDI also receives any contingent deferred sales charges for Class B shares. See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charge--Class B Shares." For the fiscal year ended April 30, 2000, there were $2,281 of contingent deferred sales charges incurred by Class B shareholders of the Growth Portfolio, payable to KDI, and for the period ended April 30, 1999, there were no contingent deferred sales charges incurred by Class B shareholders of any Portfolio payable to KDI. The distribution fees were as follows:


         Portfolio                   Year         Fee incurred by the Portfolio
         ---------                   ----         -----------------------------


         Income                       2000                    $  383
                                      1999*                       53

         Income with Growth           2000                     1,523
                                      1999*                       54

         Balanced                     2000                     2,554
                                      1999*                       58

         Growth with Income           2000                     1,802
                                      1999*                       55

         Growth                       2000                     3,150
                                      1999*                       55


                  * For the period beginning March 9, 1999 (commencement of operations)



         KDI may enter into related arrangements with various broker-dealer firms and other service or administrative firms ("firms"), that provide services and facilities for their customers or clients who are investors in the Portfolios. The firms provide such office space and equipment, telephone facilities and personnel as is necessary or beneficial for providing information and services to their clients. Such services and assistance may include, but are not limited to, establishing and maintaining accounts and records, processing purchase and redemption transactions, account designations and addresses and such other shareholder services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation. With respect to Class A shares, KDI may pay each such firm a service fee, normally payable quarterly, at an annual rate of up to 0.25% of the net assets in the Portfolios' accounts that it maintains and services attributable to Class A shares, commencing with the month after investment. With respect to Class B shares, KDI may advance to firms the first-year service fee at a rate of up to 0.25% of the purchase price of such shares. For periods after the first year, KDI currently intends to pay firms a service fee at a rate of up to 0.25% (calculated monthly and normally paid quarterly) of the net assets attributable to Class B shares maintained and serviced by the firm. After the first year, a firm becomes eligible for the quarterly service fee and the fee continues until terminated by KDI or a Portfolio. Firms to which service fees may be paid include affiliates of KDI.

         During the fiscal year ended April 30, 2000 and the period ended April 30, 1999, such fees paid to KDI were as follows:

         Portfolio                      Year       Fee incurred by the Portfolio
         ---------                      ----       -----------------------------


         Income                          2000                $  366
                                         1999*                   46

         Income with Growth              2000                 1,047
                                         1999*                   36

         Balanced                        2000                 1,518
                                         1999*                   38

         Growth with Income              2000                 1,213
                                         1999*                   45

         Growth                          2000                 2,175
                                         1999*                   40


                  * For the period beginning March 9, 1999 (commencement of operations)

         KDI also may provide some of the above services and may retain any portion of the fee under the shareholder services agreement not paid to firms to compensate itself for shareholder services functions performed for the Portfolios. Currently, the shareholder services fee payable to KDI is based only upon Portfolio assets in accounts for which a firm provides shareholder services and it is intended that KDI will pay all the shareholder services fee that it receives from a Portfolio to firms in the form of service fees. The effective shareholder services fee rate to be charged against all assets of a Portfolio while this procedure is in effect will depend upon the proportion of a Portfolio's assets that is in accounts for which a firm of record provides shareholder services.

         Certain Board members or officers of the Portfolios are also directors or officers of Scudder Kemper Investments, Inc. and Kemper Distributors, Inc. as indicated under "Trustees and Officers."

              CUSTODIAN, TRANSFER AGENT AND SHAREHOLDER SERVICE AGENT

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as custodian, has custody of all securities and cash of each Portfolio. It attends to the collection or principal and income, and payment for and collection of proceeds of securities bought and sold by each Portfolio. Pursuant to a services agreement with State Street Bank and Trust Company, Kemper Service Company, an affiliate of the Adviser, serves as "Shareholder Service Agent" of each Portfolio, and as such, performs all of the duties as transfer agent and dividend paying agent. State Street Bank and Trust Company receives as transfer agent, and pays to Kemper Service Company, annual account fees of $10.00 ($18.00 for retirement accounts) plus set up charges, annual fees associated with the contingent deferred sales charges (Class B only), an asset-based fee of 0.08% and out-of-pocket reimbursement.

                              FUND ACCOUNTING AGENT

         Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts 02110-4103, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share of the Portfolios and maintaining all account records thereto. Currently, SFAC receives no fee for its services to the Portfolios; however, subject to Board approval, at some time in the future, SFAC may seek payment for its services under this agreement.

                                      TAXES

Taxation of the Portfolios and their Shareholders

         Each Portfolio intends to qualify annually and elects to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). As a regulated investment company, each Portfolio is required to distribute to its shareholders at least 90 percent of its investment company taxable income (including net short-term capital gain) and generally is not subject to federal income tax to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code.


         If for any taxable year a Portfolio does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of the Portfolio's earnings and profits, and would be eligible for the dividends-received deduction in the case of corporate shareholders.


         Each Portfolio is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of each Portfolio's ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses
(adjusted for certain ordinary losses) realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed.

         Investment company taxable income generally is made up of dividends, interest and net short-term capital gains in excess of net long-term capital losses, less expenses. Net realized capital gains for a fiscal year are computed by taking into account any capital loss carryforward of a Portfolio. Presently, each Portfolio has no capital loss carryforwards.

         If any net realized long-term capital gains in excess of net realized short-term capital losses are retained by a Portfolio for reinvestment, requiring federal income taxes to be paid thereon by the Portfolio, the Portfolio intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains, will be able to claim a proportionate share of federal income taxes paid by the Portfolio on such gains as a credit against the shareholder's federal income tax liability, and will be entitled to increase the adjusted tax basis of the shareholder's Portfolio shares by the difference between such reported gains and the shareholder's tax credit. If a Portfolio makes such an election, it may not be treated as having met the excise tax distribution requirement.

         Distributions of investment company taxable income are taxable to shareholders as ordinary income.

         To the extent that an Underlying Fund derives dividends from domestic corporations, a portion of the income distributions of a Portfolio which invests in that Fund may be eligible for the 70% deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares held by Underlying Fund with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if either those shares or the shares of the Underlying Fund or the Portfolio are deemed to have been held by the Underlying Fund, the Portfolio or the shareholders, as the case may be, for less than 46 days during the 90-day period beginning 45 days before the shares become ex-dividend.

         Income received by an Underlying Fund from sources within a foreign country may be subject to withholding and other taxes imposed by that country. If more than 50% of the value of an Underlying Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations, the Underlying Fund will be eligible and may elect to "pass-through" to its shareholders, including a Portfolio, the amount of such foreign income and similar taxes paid by the Underlying Fund. Pursuant to this election, the Portfolio would be required to include in gross income (in addition to taxable dividends actually received), its pro rata share of foreign income and similar taxes and to deduct such amount in computing its taxable income or to use it as a foreign tax credit against its U.S. federal income taxes, subject to limitations. A Portfolio would not, however, be eligible to elect to "pass-through" to its shareholders the ability to claim a deduction or credit with respect to foreign income and similar taxes paid by the Underlying Fund.

         Properly designated distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gains, regardless of the length of time the shares of a Portfolio have been held by such shareholders. Such distributions are not eligible for the dividends-received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.

         Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

         All distributions of investment company taxable income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder on his or her federal income tax return. Dividends declared in October, November or December with a record date in such a month will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares, including exchanges for shares of another Farmers Mutual Fund Portfolio, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

         A qualifying individual may make a deductible IRA contribution of up to $2,000 or, if less, the amount of the individual's earned income for any taxable year only if (i) neither the individual nor his or her spouse (unless filing separate returns) is an active participant in an employer's retirement plan, or
(ii) the individual (and his or her spouse, if applicable) has an adjusted gross income below a certain level ($52,000 for married individuals filing a joint return, with a phase-out of the deduction for adjusted gross income between $52,000 and $62,000; $32,000 for a single individual, with a phase-out for adjusted gross income between $32,000 and $42,000). However, an individual not permitted to make a deductible contribution to an IRA for any such taxable year may nonetheless make nondeductible contributions up to $2,000 to an IRA (up to $2,500 per individual for married couples if only one spouse has earned income) for that year. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Also, annual contributions may be made to a spousal IRA even if the spouse has earnings in a given year if the spouse elects to be treated as having no earnings (for IRA contribution purposes) for the year.

         Distributions by a Portfolio result in a reduction in the net asset value of the Portfolio's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

         Upon a redemption, sale or exchange of his or her shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, generally, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to the reflect the disallowed loss. Any loss realized by a shareholder on the sale of Portfolio shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received or treated as having been received by the shareholder with respect to such shares.

         In some cases, shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their Portfolio shares. This prohibition generally applies where (1) the shareholder incurs a sales charge in acquiring shares of a Portfolio, (2) the shares are disposed of before the 91st day after the date on which they were acquired, and (3) the shareholder subsequently acquires the shares of the same or another Portfolio and the otherwise applicable sales charge is reduced under a "reinvestment right" received upon the initial purchase of regulated investment company shares. The term "reinvestment right" means any right to acquire stock of one or more Portfolios without the payment of a sales charge or with the payment of a reduced sales charge. Sales charges affected by this rule are treated as if they were incurred with respect to the shares acquired under the reinvestment right. This provision may be applied to successive acquisitions of Portfolio shares.

         Each Portfolio will be required to report to the Internal Revenue Service ("IRS") all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of Portfolio shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if a Portfolio is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

         Shareholders of a Portfolio may be subject to state and local taxes on distributions received from the Portfolio and on redemptions of the Portfolio's shares.

         The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of a Portfolio, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.

Taxation of the Underlying Funds

         Each Underlying Fund intends to qualify annually and elects to be treated as a regulated investment company under Subchapter M of the Code. In any year in which an Underlying Fund qualifies as a regulated investment company and timely distributes all of its taxable income, the Fund generally will not pay any federal income or excise tax.


         If for any taxable year an Underlying Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders (including the Portfolios) to the extent of the Fund's earnings and profits, and would be eligible for the dividends-received deduction in the case of corporate shareholders (including the Portfolios).

         Distributions of an Underlying Fund's investment company taxable income are taxable as ordinary income to a Portfolio which invests in the Underlying Fund. Distributions of the excess of an Underlying Fund's net long-term capital gain over its net short-term capital loss, which are properly designated as "capital gain dividends," are taxable as long-term capital gain to a Portfolio which invests in the Underlying Fund, regardless of how long the Portfolio held the Underlying Fund's shares, and are not eligible for the corporate dividends-received deduction. Upon the sale or other disposition by a Portfolio of shares of an Underlying Fund, the Portfolio generally will realize a capital gain or loss which will be long-term or short-term, generally depending upon the Portfolio's holding period for the shares.


         Shareholders should consult their tax advisers about the application of the provisions of tax law described in this statement of additional information in light of their particular tax situations.

                             PORTFOLIO TRANSACTIONS

Portfolio Turnover

         Each Portfolio's average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding all securities with maturities or expiration dates at the time of acquisition of one year or less. Purchases and sales are made for each Portfolio whenever necessary, in management's opinion, to meet that Portfolio's objective. The payment of a Portfolio's expenses is subject to the investment management agreements and certain provisions mentioned in the Agreements with the Adviser.


         The table below sets forth the average annual portfolio turnover rate for each of the Portfolios for the fiscal year ended April 30, 2000:

        Portfolio                           Portfolio Turnover Rate

        Income Portfolio                          59%
        Income with Growth Portfolio              38%
        Balanced Portfolio                        20%
        Growth with Income Portfolio              56%
        Growth Portfolio                          31%

         The table below sets forth the average annual portfolio turnover rate for each of the affiliated Underlying Funds' last two tcent fiscal periods:


          Affiliated Underlying Fund                        Portfolio Turnover Rate^(1)
          --------------------------                        ---------------------------

                                                           2000                    1999
                                                           ----                    ----


         Zurich Money Market Fund                          N/A(2)                  NA(2)
         Kemper High Yield Fund                            67.0%                   92.0%
         Kemper U.S. Government Securities Fund           177.0%                  150.0%
         Scudder Income Fund                               81.0%                   61.9%
         Kemper-Dreman High Return Equity Fund             33.0%                    5.0%
         Scudder Growth and Income Fund                    70.0%                   22.2%
         Scudder International Fund                        91.0%(3)                55.7%
         Scudder Small Company Value Fund                  33.7%(4)                22.6%

         ------------------------------
         (1) As of each affiliated Underlying Fund's most recent fiscal reporting period.
         (2) Zurich Money Market Fund is a money market fund.

         (3)Annualized (based on a 6-month period).
         (4)Annualized (based on an 11-month period).


                                 NET ASSET VALUE

         The net asset value per share of each Portfolio is the value of one share and is determined separately for each class by dividing the value of the Portfolio's net assets attributable to that class by the number of shares of that class outstanding. The per share net asset value of the Class B shares of each Portfolio will generally be lower than that of the Class A shares of that Portfolio because of the higher expenses borne by the Class B shares. The net asset value of shares of each Portfolio is computed as of the close of regular trading on the Exchange on each day the Exchange is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

         The net asset value of each Underlying Fund is determined based upon the nature of the securities as set forth in the prospectus and statement of additional information of such Underlying Fund. Shares of each Underlying Fund in which a Portfolio may invest are valued at the net asset value per share of each Underlying Fund as of the close of regular trading on the Exchange on each day the Exchange is open for trading. The net asset value per share of the

Underlying Funds will be calculated and reported to a Portfolio by each Underlying Fund's accounting agent. Short-term securities with a remaining maturity of sixty days or less are valued by the amortized cost method.

         If, in the opinion of a Portfolio's Valuation Committee, the value of a portfolio asset as determined in accordance with these procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by a Portfolio determined in a manner which, in the discretion of the Valuation Committee most fairly reflects fair market value of the property on the valuation date.

         If a foreign exchange or market is closed on a day when the Exchange is open, the value of a portfolio asset of the Portfolio that is traded in the particular closed foreign exchange or market shall be the last available market quotation from the date the foreign exchange or market was last open. If, in the opinion of the Valuation Committee of the Trust, that value does not represent the fair market value of the asset, the value of the asset shall be taken to be an amount which, in the opinion of the Valuation Committee of the Trust, represents fair market value on the basis of all available information.

                             ADDITIONAL INFORMATION

Experts


         The financial highlights of the Portfolios included in the Portfolios' prospectus, and the Financial Statements incorporated by reference in this Statement of Additional Information, have been so included or incorporated by reference in reliance on the report of PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, independent accountants, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP audits the financial statements of each Portfolio and provides other audit, tax and related services.


Shareholder Indemnification

         The Trust is an organization of the type commonly known as a Massachusetts business trust. Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Declaration of Trust contains an express disclaimer of shareholder liability in connection with the Portfolios' property or the acts, obligations or affairs of the Trust. The Declaration of Trust also provides for indemnification out of the Portfolios' property of any shareholder held personally liable for the claims and liabilities which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Portfolio itself would be unable to meet its obligations.

Other Information

         Many of the investment changes in a Portfolio will be made at prices different from those prevailing at the time they may be reflected in a regular report to shareholders of the Portfolio. These transactions will reflect investment decisions made by the Adviser in light of the objective and policies of the Portfolio, and other factors such as its other portfolio holdings and tax considerations, and should not be construed as recommendations for similar action by other investors.

         The name Farmers Investment Trust is the designation of the Trustees for the time being under a Declaration of Trust dated October 26, 1998, as amended from time to time, and all persons dealing with a Portfolio must look solely to the property of the Portfolio for the enforcement of any claims against the Portfolio as neither the Trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of the Portfolio. No series of the Trust shall be liable for the obligations of any other series. Upon the initial purchase of shares, the shareholder agrees to be bound by the Trust's Declaration of Trust, as amended from time to time. The Declaration of Trust is on file at the Massachusetts Secretary of State's Office in Boston, Massachusetts.

         The CUSIP number of Income Portfolio Class A shares is 309622-10-8.

         The CUSIP number of Income Portfolio Class B shares is 309622-20-7.

         The CUSIP number of Income with Growth Portfolio Class A shares is 309622-30-6.
         The CUSIP number of Income with Growth Portfolio Class B shares is 309622-40-5.

         The CUSIP number of Balanced Portfolio Class A shares is 309622-50-4. The CUSIP number of Balanced Portfolio Class B shares is 309622-60-3.

         The CUSIP number of Growth with Income Portfolio Class A shares is 309622-87-6.
         The CUSIP number of Growth with Income Portfolio Class B shares is 309622-88-4.

         The CUSIP number of Growth Portfolio Class A shares is 309622-70-2. The CUSIP number of Growth Portfolio Class B shares is 309622-80-1.

Each Portfolio has a fiscal year end of April 30.

The firm of Dechert Price & Rhoads is counsel to the Trust.

         The Portfolios, or the Adviser (including any affiliate of the Adviser), or both, may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of Fund shares whose interests are held in an omnibus account.

         The Portfolios' prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the Trust has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Portfolios and the securities offered hereby. This Registration Statement and its amendments are available for inspection by the public at the SEC in Washington, D.C.

                              FINANCIAL STATEMENTS


         The financial statements, including the investment portfolio, of each Portfolio together with the Report of Independent Accountants, Financial Highlights and notes to financial statements in the Annual Report to the Shareholders of the Portfolios dated April 30, 2000, are incorporated herein by reference and are hereby deemed to be a part of this Statement of Additional Information.

                                    GLOSSARY

         Descriptions in this Statement of Additional Information of a particular investment practice or technique in which an affiliated Underlying Fund may engage (such as short selling, hedging, etc.) or a financial instrument which an Underlying Fund may purchase (such as options, forward foreign currency contracts, etc.) are meant to describe the spectrum of investments that the Adviser, in its discretion, might, but is not required to, use in managing an Underlying Fund's portfolio assets. The Adviser may, in its discretion, at any time employ such practice, technique or instrument for one or more Underlying Funds but not for all Underlying Funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of an Underlying Fund but, to the extent employed, could from time to time have a material impact on an Underlying Fund's performance.

         Prospective   investors   should   consider  that  certain   affiliated
Underlying Funds may engage in the following investment practices:


Common stocks. Under normal circumstances, certain Underlying Funds invest primarily in common stocks. Common stock is issued by companies to raise cash for business purposes and represents a proportionate interest in the issuing companies. Therefore, an Underlying Fund may participate in the success or failure of any company in which it holds stock. The market values of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic or financial market movements. Smaller companies are especially sensitive to these factors and may even become valueless. Despite the risk of price volatility, however, common stocks also offer a greater potential for gain on investment, compared to other classes of financial assets such as bonds or cash equivalents.


Convertible Securities. Certain Underlying Funds may invest in convertible securities; that is, bonds, notes, debentures, preferred stocks and other securities which are convertible into common stock. Investments in convertible securities can provide an opportunity for capital appreciation and/or income through interest and dividend payments by virtue of their conversion or exchange features.


         The convertible securities in which an Underlying Fund may invest are either fixed income or zero coupon debt securities which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stocks changes, and, therefore, also tends to follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.


         As debt securities, convertible securities are investments which provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Of course, like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

Small Company Risk. The Adviser believes that small companies often have sales and earnings growth rates which exceed those of larger companies, and that such growth rates may in turn be reflected in more rapid share price appreciation over time. However, investing in smaller company stocks involves greater risk than is customarily associated with investing in larger, more established companies. For example, smaller companies can have limited product lines, markets, or financial and managerial resources. Smaller companies may also be dependent on one or a few key persons, and may be more susceptible to losses and risks of bankruptcy. Also, the securities of the smaller companies in which certain Underlying Funds may invest, may be thinly traded (and therefore have to be sold at a discount from current market prices or sold in small lots over an extended period of time). Transaction costs in smaller company stocks may be higher than those of larger companies.

Investing in emerging growth companies. The investment risk associated with emerging growth companies is higher than that normally associated with larger, older companies due to the greater business risks of small size, the relative age of the company, limited product lines, distribution channels and financial and managerial resources. Further, there is typically less publicly available information concerning smaller companies than for larger, more established ones.

         The securities of small companies are often traded over-the-counter and may not be traded in the volumes typical on a national securities exchange. Consequently, in order to sell this type of holding, an Underlying Fund may need to discount the securities from recent prices or dispose of the securities over a long period of time. The prices of this type of security may be more volatile than those of larger companies which are often traded on a national securities exchange.

Investments Involving Above-Average Risk. Certain Underlying Funds may purchase securities involving above-average risk. For example, an Underlying Fund has invested from time to time in relatively new companies but is limited by a non-fundamental policy that it may not invest more than 5% of its total assets in companies that, with their predecessors, have been in continuous operation for less than three years. The Underlying Fund's portfolio may also include the securities of small or little-known companies, commonly referred to as emerging growth companies, that the Adviser believes have above-average earnings growth potential and/or may receive greater market recognition. Both factors are believed to offer significant opportunity for capital appreciation. Investment risk is higher than that normally associated with larger, older companies due to the higher business risks associated with small size, frequently narrow product lines and relative immaturity. To help reduce risk, the Underlying Fund allocates its investments among many companies and different industries.

         The securities of such companies are often traded only over-the-counter and may not be traded in the volume typical of trading on a national securities exchange. As a result, the disposition by the Underlying Fund of holdings of such securities may require the Underlying Fund to offer a discount from recent prices or to make many small sales over a lengthy period of time. Such securities may be subject to more abrupt or erratic market movements than those typically encountered on national securities exchanges.

Debt securities. In general, the prices of debt securities rise when interest rates fall, and vice versa. This effect is usually more pronounced for longer term debt securities.

         The debt securities in which certain of the Underlying Funds may invest are rated, or determined by the Adviser to be the equivalent of those rated, by two nationally recognized statistical rating organizations, Moody's and S&P. High quality securities are those rated in the two highest categories by Moody's (Aaa or Aa) or S&P (AAA or AA). High-grade securities are those rated in the three highest categories by Moody's (Aaa, Aa, or A) or by S&P (AAA, AA, or A). Investment-grade securities are those rated in the four highest categories by Moody's (Aaa, Aa, A, or Baa) or by S&P (AAA, AA, A or BBB).

         Certain Underlying Funds may invest in debt securities which are rated below investment-grade; that is, rated below Baa by Moody's or BBB by S&P (commonly referred to as "junk bonds"). The lower the ratings of such debt securities, the greater their risks render them like equity securities. Moody's considers bonds it rates Baa to have speculative elements as well as investment-grade characteristics. Certain Underlying Funds may also make a portion of their below investment-grade investments in securities which are rated D by S&P or, if unrated, are of equivalent quality. Securities rated D may be in default with respect to payment of principal or interest. Information regarding the ratings of debt securities and the identity of those Underlying Funds that can invest in investment-grade or below investment-grade debt securities may be found in this Statement of Additional Information.

         To the extent an Underlying Fund invests in high-grade securities, it will be unable to avail itself of opportunities for higher income which may be available with lower grade investments. Conversely, although some lower-grade securities have produced higher yields in the past than the investment-grade securities, lower-grade securities are considered to be predominantly speculative and, therefore, carry greater risk.


High Yield, High Risk Securities. Below investment grade securities (rated Ba and lower by Moody's and BB and lower by S&P) or unrated securities of equivalent quality (commonly referred to as "junk bonds"), in which certain Underlying Funds may invest, carry a high degree of risk (including the possibility of default or bankruptcy of the issuers of such securities), generally involve greater volatility of price and risk of principal and income, and may be less liquid, than securities in the higher rating categories and are considered speculative. The lower the ratings of such debt securities, the greater their risks render them like equity securities. See the Appendix to this combined Statement of Additional Information for a more complete description of the ratings assigned by ratings organizations and their respective characteristics.

         Economic downturns have in the past, and could in the future, disrupted the high yield market and impaired the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have a greater adverse impact on the value of such obligations than on comparable higher quality debt securities. During an economic downturn or period of rising interest rates, highly leveraged issues may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations. Prices and yields of high yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high yield securities may adversely affect an Underlying Fund's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

         The trading market for high yield securities may be thin to the extent that there is no established retail secondary market or because of a decline in the value of such securities. A thin trading market may limit the ability of an Underlying Fund to accurately value high yield securities in the Underlying Fund's portfolio and to dispose of those securities. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities. These securities may also involve special registration responsibilities, liabilities and costs. Lower rated and unrated securities are especially subject to adverse changes in general economic conditions, to changes in the financial condition of their issuers, and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, issuers of these instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default.

         Credit quality in the high yield securities market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. For these reasons, it is the policy of the Adviser not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and on-going review of credit quality. The achievement of an Underlying Fund's investment objective by investment in such securities may be more dependent on the Adviser's credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded, the Adviser will determine whether it is in the best interests of the Underlying Fund to retain or dispose of such security.

         Prices for below investment-grade securities may be affected by legislative and regulatory developments. For example, new federal rules require savings and loan institutions to gradually reduce their holdings of this type of security. Also, Congress has from time to time considered legislation which would restrict or eliminate the corporate tax deduction for interest payments in these securities and regulate corporate restructurings. Such legislation may significantly depress the prices of outstanding securities of this type.


Municipal Obligations. Certain Underlying Funds may acquire municipal obligations when, due to disparities in the debt securities markets, the anticipated total return on such obligations is higher than that on taxable obligations. The Underlying Fund has no current intention of purchasing tax-exempt municipal obligations that would amount to greater than 5% of the Underlying Fund's total assets.

         Municipal obligations are issued by or on behalf of states, territories, and possessions of the U.S., and their political subdivisions, agencies, and instrumentalities, and the District of Columbia to obtain funds for various public purposes. The interest on these obligations is generally exempt from federal income tax in the hands of most investors.

The two principal classifications of municipal obligations are "notes" and "bonds." The return on municipal obligations is ordinarily lower than that of taxable obligations.

Zero Coupon Securities. Certain Underlying Funds may invest in zero coupon securities, which pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest (cash). Zero coupon convertible securities offer the opportunity for capital appreciation (or depreciation) as increases (or decreases) in market value of such securities closely follow the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks because zero coupon convertible securities are usually issued with shorter maturities (15 years or less) and with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

         Zero coupon securities include securities issued directly by the U.S. Treasury, and U.S. Treasury bonds or notes and their unmatured interest coupons and receipts for their underlying principal ("coupons") which have been separated by their holder, typically a custodian bank or investment brokerage firm. A holder will separate the interest coupons from the underlying principal (the "corpus") of the U.S. Treasury security. A number of securities firms and banks have stripped the interest coupons and receipts and then resold them in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRS") and Certificate of Accrual on Treasuries ("CATS"). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Counsel to the underwriters of these certificates or other evidences of ownership of the U.S. Treasury securities has stated that for federal tax and securities purposes, in their opinion purchasers of such certificates, such as an Underlying Fund, most likely will be deemed to be the beneficial holder of the underlying U.S. government securities.

         The Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupons and corpus payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, the Fund will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

         When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest
(cash) payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself. (See "TAXES.")


Brady Bonds. Brady Bonds are debt securities issued under a plan implemented to allow debtor nations to restructure their outstanding commercial bank indebtedness. Foreign governmental issuers of debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or pay interest when due. In the event of default, there may be limited or no legal recourse in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Political conditions, especially a sovereign entity's willingness to meet the terms of its fixed income securities, are of considerable significance. Also, there can be no assurance that the holders of commercial bank loans to the same sovereign entity may not contest payments to the holders of sovereign debt in the event of default under commercial bank loan agreements. In addition, there is no bankruptcy proceeding with respect to sovereign debt on which a sovereign has defaulted, and the Fund may be unable to collect all or any part of its investment in a particular issue. Foreign investment in certain sovereign debt is restricted or controlled to varying degrees, including requiring governmental approval for the repatriation of income, capital or proceed of sales by foreign investors. These restrictions or controls may at times limit or preclude foreign investment in certain sovereign debt or increase the costs and expenses of the Fund. Sovereign debt may be issued as part of debt restructuring and such debt is to be considered speculative. There is a history of defaults with respect to commercial bank loans by public and private entities issuing Brady Bonds. All or a portion of the interest payments and/or principal repayment with respect to Brady Bonds may be uncollateralized.

Sovereign Debt. Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

Mortgage-Backed Securities and Mortgage Pass-Through Securities. Certain Underlying Funds may also invest in mortgage-backed securities, which are interests in pools of mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related, and private organizations as further described below. An Underlying Fund may also invest in debt securities which are secured with collateral consisting of mortgage-backed securities (see "Collateralized Mortgage Obligations"), and in other types of mortgage-related securities.

         A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages, and expose an Underlying Fund to a lower rate of return upon reinvestment. To the extent that such mortgage-backed securities are held by an Underlying Fund, the prepayment right will tend to limit to some degree the increase in net asset value of the Underlying Fund because the value of the mortgage-backed securities held by the Underlying Fund may not appreciate as rapidly as the price of non-callable debt securities. When interest rates rise, mortgage prepayment rates tend to decline, thus lengthening the life of mortgage-related securities and increasing their volatility, affecting the price volatility of the Underlying Fund's shares.

         Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing, or foreclosure, net of fees or costs which may be incurred. Because principal may be prepaid at any time, mortgage-backed securities may involve significantly greater price and yield volatility than traditional debt securities. Some mortgage-related securities such as securities issued by the Government National Mortgage Association ("GNMA") are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

         The principal governmental guarantor of mortgage-related securities is GNMA. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks, and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages. These guarantees, however, do not apply to the market value or yield of mortgage-backed securities or to the value of Underlying Fund shares. Also, GNMA securities often are purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs.

         Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any governmental agency) mortgages from a list of approved seller/servicers which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government.

         FHLMC is a corporate instrumentality of the U.S. Government and was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

         Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers also create pass-through pools of conventional mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than governmental and government-related pools because there are no direct or indirect government or agency guarantees of payments. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers, and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets an Underlying Fund's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. An Underlying Fund may buy mortgage-related securities without insurance or guarantees, if through an examination of the loan experience and practices of the originators/servicers and poolers, the Adviser determines that the securities meet the Underlying Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Collateralized Mortgage Obligations ("CMOs"). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

         CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may not be as liquid as other securities.

         In a typical CMO transaction, a corporation issues multiple series, (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The

Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

FHLMC Collateralized Mortgage Obligations. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

         If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

         Criteria for the mortgage loans in the pool backing the CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.


Other Mortgage-Backed Securities. The Adviser expects that governmental, government-related, or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages. An Underlying Fund will not purchase mortgage-backed securities or any other assets which, in the opinion of the Adviser, are illiquid if, as a result, more than 10% to 15% (depending on that particular Underlying Fund's policy) of the value of the Underlying Fund's total assets will be illiquid. As new types of mortgage-related securities are developed and offered to investors, the Adviser will, consistent with the Underlying Fund's investment objective, policies, and quality standards, consider making investments in such new types of mortgage-related securities.


Other Asset-Backed Securities. The securitization techniques used to develop mortgaged-backed securities are now being applied to a broad range of assets. Through the use of trusts and special purpose corporations, various types of assets, including automobile loans, computer leases and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above or in a structure similar to the CMO structure. Consistent with an Underlying Fund's investment objectives and policies, the Underlying Fund may invest in these and other types of asset-backed securities that may be developed in the future. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.


         Several types of asset-backed securities have already been offered to investors, including Certificates for Automobile ReceivablesSM ("CARSSM"). CARSSM represent undivided fractional interests in a trust ("Trust") whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARSSM are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the Trust. An investor's return on CARSSM may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the Trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage to or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.


         Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

         Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. An Underlying Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.


         An   Underlying   Fund  may  also  invest  in  residual   interests  in
asset-backed securities. In the case of asset-backed securities issued in a pass-through structure, the cash flow generated by the underlying assets is applied to make required payments on the securities and to pay related administrative expenses. The residual interest in an asset-backed security pass-through structure represents the interest in any excess cash flow remaining after making the foregoing payments. The amount of residual cash flow resulting from a particular issue of asset-backed securities will depend on, among other things, the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets. Asset-backed security residuals not registered under the Securities Act of 1933 may be subject to certain restrictions on transferability and would be subject to the Underlying Fund's restriction on illiquid securities. In addition, there may be no liquid market for such securities.


         The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Underlying Fund to dispose of any then existing holdings of such securities.

Investment Company Securities. Certain Underlying Funds may acquire securities of other investment companies to the extent consistent with its investment objective and subject to the limitations of the 1940 Act. Each Underlying Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies.

For example, an Underlying Fund may invest in a variety of investment companies which seek to track the composition and performance of specific indexes or a specific portion of an index. These index-based investments hold substantially all of their assets in securities representing their specific index. Accordingly, the main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specified index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Examples of index-based investments include:

SPDRs(R): SPDRs, an acronym for "Standard & Poor's Depositary Receipts," are based on the S&P 500 Composite Stock Price Index. They are issued by the SPDR Trust, a unit investment trust that holds shares of substantially all the companies in the S&P 500 in substantially the same weighting and seeks to closely track the price performance and dividend yield of the Index.

MidCap SPDRs(R): MidCap SPDRs are based on the S&P MidCap 400 Index. They are issued by the MidCap SPDR Trust, a unit investment trust that holds a portfolio of securities consisting of substantially all of the common stocks in the S&P MidCap 400 Index in substantially the same weighting and seeks to closely track the price performance and dividend yield of the Index.

Select Sector SPDRs(R): Select Sector SPDRs are based on a particular sector or group of industries that are represented by a specified Select Sector Index within the Standard & Poor's Composite Stock Price Index. They are issued by The Select Sector SPDR Trust, an open-end management investment company with nine portfolios that each seeks to closely track the price performance and dividend yield of a particular Select Sector Index.

DIAMONDS(SM): DIAMONDS are based on the Dow Jones Industrial Average(SM). They are issued by the DIAMONDS Trust, a unit investment trust that holds a portfolio of all the component common stocks of the Dow Jones Industrial Average and seeks to closely track the price performance and dividend yield of the Dow.

Nasdaq-100 Shares: Nasdaq-100 Shares are based on the Nasdaq 100 Index. They are issued by the Nasdaq-100 Trust, a unit investment trust that holds a portfolio consisting of substantially all of the securities, in substantially the same weighting, as the component stocks of the Nasdaq-100 Index and seeks to closely track the price performance and dividend yield of the Index.

WEBs(SM): WEBs, an acronym for "World Equity Benchmark Shares," are based on 17 country-specific Morgan Stanley Capital International Indexes. They are issued by the WEBs Index Fund, Inc., an open-end management investment company that seeks to generally correspond to the price and yield performance of a specific Morgan Stanley Capital International Index.


Illiquid Securities. Underlying Funds may purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities" or "not readily marketable," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"), or the availability of an exemption from registration (such as Rule 144A) or because they are subject to other legal or contractual delays in or restrictions on resale. The absence of a trading market can make it difficult to ascertain a market value for these investments and there is a risk that an Underlying Fund may not be able to dispose of them at an advantageous time or price. This investment practice, therefore, could have the effect of increasing the level of illiquidity of a Fund. It is a Fund's policy that illiquid securities (including repurchase agreements of more than seven days duration, certain restricted securities, and other securities which are not readily marketable) may not constitute, at the time of purchase, more than 10% to 15% (depending on that particular Underlying Fund's policy) of the value of the Underlying Fund's net assets. Each Corporation/Trust's Board of Directors/Trustees has approved guidelines for use by the Adviser in determining whether a security is illiquid.


         Generally speaking, restricted securities may be sold (i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers; (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration; or (iv) in a public offering for which a registration statement is in effect under the 1933 Act. Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. If adverse market conditions were to develop during the period between a Underlying Fund's decision to sell a restricted or illiquid security and the point at which the Underlying Fund is permitted or able to sell such security, the Underlying Fund might obtain a price less favorable than the price that prevailed when it decided to sell. Where a registration statement is required for the resale of restricted securities, a Underlying Fund may be required to bear all or part of the registration expenses. A Underlying Fund may be deemed to be an "underwriter" for purposes of the 1933 Act when selling restricted securities to the public and, in such event, the Underlying Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.

         Since it is not possible to predict with assurance that the market for securities eligible for resale under Rule 144A will continue to be liquid, the Adviser will monitor such restricted securities subject to the supervision of the Board of Trustees/Directors. Among the factors the Adviser may consider in reaching liquidity decisions relating to Rule 144A securities are: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer).

Repurchase Agreements. Certain Underlying Funds may enter into repurchase agreements with member banks of the Federal Reserve System, any foreign bank, if the repurchase agreement is fully secured by government securities of the particular foreign jurisdiction, or with any domestic or foreign broker/dealer which is recognized as a reporting government securities dealer if the creditworthiness of the bank or broker/dealer has been determined by the Adviser to be at least as high as that of other obligations the relevant Underlying Fund may purchase, or to be at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody's or S&P.

         A repurchase agreement provides a means for an Underlying Fund to earn income on assets for periods as short as overnight. It is an arrangement under which the purchaser (i.e., the Underlying Fund) acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and the value of such securities kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Underlying Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Underlying Fund together with the repurchase price upon repurchase. In either case, the income to the Underlying Fund is unrelated to the interest rate on the Obligation itself. Obligations will be held by the Custodian or in the Federal Reserve Book Entry system.

         For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from an Underlying Fund to the seller of the Obligation subject to the repurchase agreement and is therefore subject to that Underlying Fund's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by an Underlying Fund subject to a repurchase agreement as being owned by the Underlying Fund or as being collateral for a loan by the Underlying Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, an Underlying Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and the Underlying Fund has not perfected a security interest in the Obligation, the Underlying Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Underlying Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Underlying Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case the particular Underlying Fund may incur a loss if the proceeds to the Underlying Fund of the sale to a third party are less than the repurchase price. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Underlying Fund will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that an Underlying Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

Repurchase Commitments. Certain Underlying Funds may enter into repurchase commitments with any party deemed creditworthy by the Adviser, including foreign banks and broker/dealers, if the transaction is entered into for investment purposes and the counterparty's creditworthiness is at least equal to that of issuers of securities which an Underlying Fund may purchase. Such transactions may not provide the Underlying Fund with collateral marked-to-market during the term of the commitment.


Reverse Repurchase Agreements. Certain Underlying Funds may enter into "reverse repurchase agreements," which are repurchase agreements in which the Underlying Fund, as the seller of the securities, agrees to repurchase them at an agreed upon time and price. The Underlying Fund maintains a segregated account in connection with outstanding reverse repurchase agreements. The Underlying Fund will enter into reverse repurchase agreements only when the

Adviser believes that the interest income to be earned from the investment of the proceeds of the transaction will be greater than the interest expense of the transaction.

Strategic Transactions and Derivatives. Certain Underlying Funds may, but are not required to, utilize various other investment strategies as described below for a variety of purposes, such as hedging various market risks, managing the effective maturity or duration of fixed-income securities in the Fund's portfolio, or enhancing potential gain. These strategies may be executed through the use of derivative contracts.

         In the course of pursuing these investment strategies, the Underlying Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other instruments, purchase and sell futures contracts and options thereon, enter into various transactions such as swaps, caps, floors, collars, currency forward contracts, currency futures contracts, currency swaps or options on currencies, or currency futures and various other currency transactions (collectively, all the above are called "Strategic Transactions"). In addition, strategic transactions may also include new techniques, instruments or strategies that are permitted as regulatory changes occur. Strategic Transactions may be used without limit (subject to certain limitations imposed by the 1940 Act) to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Underlying Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Underlying Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in the Underlying Fund's portfolio, or to establish a position in the derivatives markets as a substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Underlying Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Underlying Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Underlying Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions will not be used to alter fundamental investment purposes and characteristics of the Underlying Fund, and the Underlying Fund will segregate assets (or as provided by applicable regulations, enter into certain offsetting positions) to cover its obligations under options, futures and swaps to limit leveraging of the Fund.

         Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Underlying Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Underlying Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Underlying Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Underlying Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Underlying Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Underlying Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Underlying Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

         A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, an Underlying Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Underlying Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. An Underlying Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the Underlying Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Underlying Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.


         With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.


         An Underlying Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.


         The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.


         OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all of the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Underlying Fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Underlying Fund to require the Counterparty to sell the option back to the Underlying Fund at a formula price within seven days. The Underlying Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

         Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Underlying Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Underlying Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Underlying Fund will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization ("NRSRO") or, in the case of OTC currency transactions, are determined to be of equivalent credit quality by the Adviser. The staff of the SEC currently takes the position that OTC options purchased by the Underlying Fund, and portfolio securities "covering" the amount of the Underlying Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the Underlying Fund's limitation on investing no more than 15% of its net assets in illiquid securities.

         If an Underlying Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Underlying Fund's income. The sale of put options can also provide income.

         An Underlying Fund may purchase and sell call options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. All calls sold by the Underlying Fund must be "covered" (i.e., the Underlying Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Underlying Fund will receive the option premium to help protect it against loss, a call sold by the Underlying Fund exposes the Underlying Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Underlying Fund to hold a security or instrument which it might otherwise have sold.

         An Underlying Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities indices, currencies and futures contracts other than futures on individual corporate debt and individual equity securities. The Underlying Fund will not sell put options if, as a result, more than 50% of the Underlying Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Underlying Fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures. An Underlying Fund may enter into futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, and for duration management, risk management and return enhancement purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Underlying Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

         An Underlying Fund's use of futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into for bona fide hedging, risk management (including duration management) or other portfolio and return enhancement management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Underlying Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the Underlying Fund. If the Underlying Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

         The Underlying Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Underlying Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Options on Securities Indices and Other Financial Indices. The Underlying Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Currency Transactions. The Underlying Fund may engage in currency transactions with Counterparties primarily in order to hedge, or manage the risk of the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. The Underlying Fund may enter into currency transactions with Counterparties which have received (or the guarantors of the obligations which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or (except for OTC currency options) are determined to be of equivalent credit quality by the Adviser.

         The Underlying Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps generally will be limited to hedging involving either specific transactions or portfolio positions except as described below. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Underlying Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

         The Underlying Fund generally will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging or cross hedging as described below.

         The Underlying Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Underlying Fund has or in which the Underlying Fund expects to have portfolio exposure.

         To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Underlying Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Underlying Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of the Underlying Fund's portfolio securities are or are expected to be denominated, in exchange for U.S. dollars. The amount of the commitment or option would not exceed the value of the Underlying Fund's securities denominated in correlated currencies. For example, if the Adviser considers that the Austrian schilling is correlated to the German deutschemark (the "D-mark"), the Underlying Fund holds securities denominated in schillings and the Adviser believes that the value of schillings will decline against the U.S. dollar, the Adviser may enter into a commitment or option to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Underlying Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that the Underlying Fund is engaging in proxy hedging. If the Underlying Fund enters into a currency hedging transaction, the Underlying Fund will comply with the asset segregation requirements described below.

Risks of Currency Transactions. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Underlying Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

Combined Transactions. The Underlying Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of the Underlying Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which the Underlying Fund may enter are interest rate, currency, index and other swaps and the purchase or sale of related caps, floors and collars. The Underlying Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Underlying Fund anticipates purchasing at a later date. The Underlying Fund will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Underlying Fund may be obligated to pay. Interest rate swaps involve the exchange by the Underlying Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         The Underlying Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Underlying Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as the Underlying Fund will segregate assets (or enter into offsetting positions) to cover its obligations under swaps, the Adviser and the Underlying Fund believes such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, the Underlying Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Eurodollar Instruments. The Underlying Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Underlying Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Risks of Strategic Transactions Outside the U.S. When conducted outside the U.S., Strategic Transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in the Underlying Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.

Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that the Underlying Fund segregate cash or liquid assets with its custodian to the extent Underlying Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Underlying Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid assets at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Underlying Fund will require the Underlying Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or liquid assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Underlying Fund on an index will require the Underlying Fund to own portfolio securities which correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by the Underlying Fund requires the Underlying Fund to segregate cash or liquid assets equal to the exercise price.

         Except when the Underlying Fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates the Underlying Fund to buy or sell currency will generally require the Underlying Fund to hold an amount of that currency or liquid assets denominated in that currency equal to the Underlying Fund's obligations or to segregate cash or liquid assets equal to the amount of the Underlying Fund's obligation.

         OTC options entered into by the Underlying Fund, including those on securities, currency, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when the Underlying Fund sells these instruments it will only segregate an amount of cash or liquid assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Underlying Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Underlying Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Underlying Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by the Underlying Fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and the Underlying Fund will segregate an amount of cash or liquid assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

         In the case of a futures contract or an option thereon, the Underlying Fund must deposit initial margin and possible daily variation margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

         With respect to swaps, the Underlying Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid assets having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Underlying Fund's net obligation, if any.

         Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. The Underlying Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Underlying Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Underlying Fund. Moreover, instead of segregating cash or liquid assets if the Underlying Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, cash or liquid assets equal to any remaining obligation would need to be segregated.

Dollar Roll Transactions. Certain Underlying Funds may enter into "dollar roll" transactions, which consist of the sale by an Underlying Fund to a bank or broker/dealers (the "counterparty") of GNMA certificates or other mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date, at the same price. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The Underlying Fund receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a different purchase and repurchase price fixed and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which the Underlying Fund agrees to buy a security on a future date.

         An Underlying Fund will segregate cash or liquid assets in an amount sufficient to meet its purchase obligations under the transactions. An Underlying Fund will also maintain asset coverage of at least 300% for all outstanding firm commitments, dollar rolls and other borrowings.

         Dollar rolls are treated for purposes of the 1940 Act as borrowings by an Underlying Fund because they involve the sale of a security coupled with an agreement to repurchase. Like all borrowings, a dollar roll involves costs to the Underlying Fund. For example, while the Underlying Fund receives a fee as consideration for agreeing to repurchase the security, the Underlying Fund forgoes the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the fee received by the Underlying Fund, thereby effectively charging the Underlying Fund interest on its borrowing. Further, although the Underlying Fund can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the Underlying Fund's borrowing.

         The entry into dollar rolls involves potential risks of loss that are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, an Underlying Fund's right to purchase from the counterparty might be restricted. Additionally, the value of such securities may change adversely before the Underlying Fund is able to purchase them. Similarly, the Underlying Fund may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical security to the Underlying Fund, the security that the Underlying Fund is required to buy under the dollar roll may be worth less than an identical security. Finally, there can be no assurance that an Underlying Fund's use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

         The Directors/Trustees of the Underlying Funds have adopted guidelines to ensure that those securities received are substantially identical to those sold. To reduce the risk of default, an Underlying Fund will engage in such transactions only with counterparties selected pursuant to such guidelines.

Indexed Securities. Certain Underlying Funds may invest in indexed securities, the value of which is linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). Most indexed securities have maturities of three years or less.

         Indexed securities differ from other types of debt securities in which an Underlying Fund may invest in several respects. First, the interest rate or, unlike other debt securities, the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as an interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated). The reference instrument need not be related to the terms of the indexed security. For example, the principal amount of a U.S. dollar denominated indexed security may vary based on the exchange rate of two foreign currencies. An indexed security may be positively or negatively indexed; that is, its value may increase or decrease if the value of the reference instrument increases. Further, the change in the principal amount payable or the interest rate of an indexed security may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

         Investment in indexed securities involves certain risks. In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of reference instruments. Further, in the case of certain indexed securities in which the interest rate is linked to a reference instrument, the interest rate may be reduced to zero, and any further declines in the value of the security may then reduce the principal amount payable on maturity. Finally, indexed securities may be more volatile than the reference instruments underlying the indexed securities.

When-Issued Securities. Certain Underlying Funds may purchase securities on a "when-issued" or "forward delivery" basis for payment and delivery at a later date. The price of such securities, which is generally expressed in yield terms, is generally fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities takes place at a later date. During the period between purchase and settlement, no payment is made by an Underlying Fund to the issuer and no interest on the when-issued or forward delivery securities accrues to the Underlying Fund. To the extent that assets of the Underlying Fund are held in cash pending the settlement of a purchase of securities, the Underlying Fund will earn no income; however, it is the Underlying Fund's intention to be fully invested to the extent practicable and subject to the policies stated above. While when-issued or forward delivery securities may be sold prior to the settlement date, the Underlying Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Underlying Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. At the time of settlement, the market value of the when-issued or forward delivery securities may be more or less than the purchase price. The Underlying Fund does not believe that its net asset value or income will be adversely affected by its purchase of securities on a when-issued or forward delivery basis.

Short Sales Against the Box. Certain Underlying Funds may make short sales of common stocks if, at all times when a short position is open, an Underlying Fund owns the stock or owns preferred stocks or debt securities convertible or exchangeable, without payment of further consideration, into the shares of common stock sold short. Short sales of this kind are referred to as short sales "against the box." The broker/dealer that executes a short sale generally invests cash proceeds of the sale until they are paid to the Underlying Fund. Arrangements may be made with the broker/dealer to obtain a portion of the interest earned by the broker on the investment of short sale proceeds. The Underlying Fund will segregate the common stock or convertible or exchangeable preferred stock or debt securities in a special account with the Custodian.

Foreign Securities. Certain Underlying Funds may invest in foreign securities. The Adviser believes that diversification of assets on an international basis may decrease the degree to which events in any one country, including the U.S., will affect an investor's entire investment holdings. In certain periods since World War II, many leading foreign economies and foreign stock market indices have grown more rapidly than the U.S. economy and leading U.S. stock market indices, although there can be no assurance that this will be true in the future. Investors should recognize that investing in foreign securities involves certain special considerations, including those set forth below, which are not typically associated with investing in U.S. securities and which may favorably or unfavorably affect an Underlying Fund's performance. As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. Many foreign securities markets, while growing in volume of trading activity, have substantially less volume than the U.S. market, and securities of some foreign issuers are less liquid and more volatile than securities of domestic issuers. Similarly, volume and liquidity in most foreign bond markets is less than in the U.S. and, at times, volatility of price can be greater than in the U.S. Fixed commissions on some foreign securities exchanges and bid to asked spreads in foreign bond markets are generally higher than commissions or bid to asked spreads on U.S. markets, although an Underlying Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less governmental supervision and regulation of securities exchanges, brokers and listed companies in most foreign countries than in the U.S. It may be more difficult for an Underlying Fund's agents to keep currently informed about corporate actions in foreign countries which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Payment for securities without delivery may be required in certain foreign markets. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The management of an Underlying Fund seeks to mitigate the risks associated with the foregoing considerations through continuous professional management.

Foreign Currencies. Because investments in foreign securities usually will involve currencies of foreign countries, and because certain Underlying Funds may hold foreign currencies and forward contracts, futures contracts and options on foreign currencies and foreign currency futures contracts, the value of the assets of such Underlying Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Underlying Fund may incur costs in connection with conversions between various currencies. Although an Underlying Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to an Underlying Fund at one rate, while offering a lesser rate of exchange should the Underlying Fund desire to resell that currency to the dealer. An Underlying Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into options or forward or futures contracts to purchase or sell foreign currencies.

Investing in Emerging Markets. Most emerging securities markets in which certain Underlying Funds may invest, may have substantially less volume and are subject to less governmental supervision than U.S. securities markets. Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable domestic issuers. In addition, there is less regulation of securities exchanges, securities dealers, and listed and unlisted companies in emerging markets than in the United States.

         Emerging markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions. Delays in settlement could result in temporary periods when a portion of the assets of an Underlying Fund is uninvested and no cash is earned thereon. The inability of an Underlying Fund to make intended security purchases due to settlement problems could cause the Underlying Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Underlying Fund due to subsequent declines in value of the portfolio security or, if the Underlying Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Costs associated with transactions in foreign securities are generally higher than costs associated with transactions in U.S. securities. Such transactions also involve additional costs for the purchase or sale of foreign currency.

         Foreign investment in certain emerging market debt obligations is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging markets debt obligations and increase the costs and expenses of an Underlying Fund. Certain emerging markets require prior governmental approval of investments by foreign persons, limit the amount of investment by foreign persons in a particular company, limit the investment by foreign persons only to a specific class of securities of a company that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors. Certain emerging markets may also restrict investment opportunities in issuers in industries deemed important to national interest.

         Certain emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market's balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. An Underlying Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Underlying Fund of any restrictions on investments.

         In the course of investment in emerging market debt obligations, an Underlying Fund will be exposed to the direct or indirect consequences of political, social and economic changes in one or more emerging markets. Political changes in emerging market countries may affect the willingness of an emerging market country's governmental issuer to make or provide for timely payments of its obligations. The country's economic status, as reflected in, among other things, its inflation rate, the amount of its external debt and its gross domestic product, also affects its ability to honor its obligations. While an Underlying Fund will manage its assets in a manner that will seek to minimize the exposure to such risks, and will further reduce risk by owning the bonds of many issuers, there can be no assurance that adverse political, social or economic changes will not cause the Underlying Fund to suffer a loss of value in respect of the securities in the Underlying Fund's portfolio.


         The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for an Underlying Fund's securities in such markets may not be readily available. The Trust/Corporation may suspend redemption of its shares for any period during which an emergency exists, as determined by the SEC. Accordingly if the Underlying Fund believes that appropriate circumstances exist, it will promptly apply to the Commission for a determination that an emergency is present. During the period commencing from the Underlying Fund's identification of such condition until the date of Commission action, the Underlying Fund's securities in the affected markets will be valued at fair value determined in good faith by or under the direction of the Board of Trustees/Directors of the Trust/Corporation.


         Volume and liquidity in most foreign bond markets are less than in the United States and securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although an Underlying Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less governmental supervision and regulation of business and industry practices, securities exchanges, brokers, dealers and listed companies than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. In addition, with respect to certain emerging markets, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect the Underlying Fund's investments in those countries. Moreover, individual emerging market economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.


         An Underlying Fund may have limited legal recourse in the event of a default with respect to certain debt obligations it holds. If the issuer of a fixed-income security owned by the Underlying Fund defaults, the Underlying Fund may incur additional expenses to seek recovery. Debt obligations issued by emerging market country governments differ from debt obligations of private entities; remedies from defaults on debt obligations issued by emerging market governments, unlike those on private debt, must be pursued in the courts of the defaulting party itself. The Underlying Fund's ability to enforce its rights against private issuers may be limited. The ability to attach assets to enforce a judgment may be limited. Legal recourse is therefore somewhat diminished. Bankruptcy, moratorium and other similar laws applicable to private issuers of debt obligations may be substantially different from those of other countries. The political context, expressed as an emerging market governmental issuer's willingness to meet the terms of the debt obligation, for example, is of considerable importance. In addition, no assurance can be given that the holders of commercial bank debt may not contest payments to the holders of debt obligations in the event of default under commercial bank loan agreements.


Income from securities held by an Underlying Fund could be reduced by a withholding tax at the source or other taxes imposed by the emerging market countries in which the Underlying Fund makes its investments. An Underlying Fund's net asset value may also be affected by changes in the rates or methods of taxation applicable to the Underlying Fund or to entities in which the Underlying Fund has invested. The Adviser will consider the cost of any taxes in determining whether to acquire any particular investments, but can provide no assurance that the taxes will not be subject to change.

         Many emerging markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain emerging market countries. In an attempt to control inflation, wage and price controls have been imposed in certain countries. Of these countries, some, in recent years, have begun to control inflation through prudent economic policies.

         Emerging market governmental issuers are among the largest debtors to commercial banks, foreign governments, international financial organizations and other financial institutions. Certain emerging market governmental issuers have not been able to make payments of interest on or principal of debt obligations as those payments have come due. Obligations arising from past restructuring agreements may affect the economic performance and political and social stability of those issuers.

         Governments of many emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in any given country. As a result, governmental actions in the future could have a significant effect on economic conditions in emerging markets, which in turn, may adversely affect companies in the private sector, general market conditions and prices and yields of certain of the securities in an Underlying Fund's portfolio. Expropriation, confiscatory taxation, nationalization, political, economic or social instability or other similar developments have occurred frequently over the history of certain emerging markets and could adversely affect an Underlying Fund's assets should these conditions recur.

         The ability of emerging market country governmental issuers to make timely payments on their obligations is likely to be influenced strongly by the issuer's balance of payments, including export performance, and its access to international credits and investments. An emerging market whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of those commodities. Increased protectionism on the part of an emerging market's trading partners could also adversely affect the country's exports and diminish its trade account surplus, if any. To the extent that emerging markets receive payment for their exports in currencies other than dollars or non-emerging market currencies, their abilities to make debt payments denominated in dollars or non-emerging market currencies could be affected.

         To the extent that an emerging market country cannot generate a trade surplus, it must depend on continuing loans from foreign governments, multilateral organizations or private commercial banks, aid payments from foreign governments and inflows of foreign investment. The access of emerging markets to these forms of external funding may not be certain, and a withdrawal of external funding could adversely affect the capacity of emerging market country governmental issuers to make payments on their obligations. In addition, the cost of servicing emerging market debt obligations can be affected by a change in international interest rates since the majority of these obligations carry interest rates that are adjusted periodically based upon international rates.

         Another factor bearing on the ability of emerging market countries to repay debt obligations is the level of international reserves of the country. Fluctuations in the level of these reserves affect the amount of foreign exchange readily available for external debt payments and thus could have a bearing on the capacity of emerging market countries to make payments on these debt obligations.

Investing in Latin America. The Adviser believes that investment opportunities may result from recent trends in Latin America encouraging greater market orientation and less governmental intervention in economic affairs. Investors, however, should be aware that the Latin American economies have experienced considerable difficulties in the past decade. Although there have been significant improvements in recent years, the Latin American economies continue to experience challenging problems, including high inflation rates and high interest rates relative to the U.S. The emergence of the Latin American economies and securities markets will require continued economic and fiscal discipline which has been lacking at times in the past, as well as stable political and social conditions. Recovery may also be influenced by international economic conditions, particularly those in the U.S., and by world prices for oil and other commodities. There is no assurance that recent economic initiatives will be successful.

         Certain risks associated with international investments and investing in smaller, developing capital markets are heightened for investments in Latin American countries. For example, some of the currencies of Latin American countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made in certain of these currencies periodically. In addition, although there is a trend toward less government involvement in commerce, governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government still owns or controls many companies, including some of the largest in the country. Accordingly, governmental actions in the future could have a significant effect on economic conditions in Latin American countries, which could affect private sector companies and an Underlying Fund, as well as the value of securities in an Underlying Fund's portfolio.

         Certain Latin American countries are among the largest debtors to commercial banks and foreign governments. Some of these countries have in the past defaulted on their sovereign debt. Holders of sovereign debt (including an Underlying Fund) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

         The portion of an Underlying Fund's assets invested directly in Chile may be less than the portions invested in other countries in Latin America because, at present, capital invested in Chile normally cannot be repatriated for as long as five years.

         The securities markets of Latin American countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the U.S. Disclosure and regulatory standards are in many respects less stringent than U.S. standards. Furthermore, there is a lower level of monitoring and regulation of the markets and the activities of investors in such markets.

         The limited size of many Latin American securities markets and limited trading volume in the securities of Latin American issuers compared to volume of trading in the securities of U.S. issuers could cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on in-depth fundamental analysis, may decrease the value and liquidity of portfolio securities.

         An Underlying Fund may invest a portion of its assets in securities denominated in currencies of Latin American countries. Accordingly, changes in the value of these currencies against the U.S. dollar may result in corresponding changes in the U.S. dollar value of the Underlying Fund's assets denominated in those currencies.

         Some Latin American countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, there is risk that certain Latin American countries may restrict the free conversion of their currencies into other currencies. Further, certain Latin American currencies may not be internationally traded. Certain of these currencies have experienced a steep devaluation relative to the U.S. dollar. Any devaluations in the currencies in which the Underlying Fund's portfolio securities are denominated may have a detrimental impact on the Underlying Fund's net asset value.

         The economies of individual Latin American countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Certain Latin American countries have experienced high levels of inflation which can have a debilitating effect on an economy, although some have begun to control inflation in recent years through prudent economic policies. Furthermore, certain Latin American countries may impose withholding taxes on dividends payable to the Underlying Fund at a higher rate than those imposed by other foreign countries. This may reduce the Underlying Fund's investment income available for distribution to shareholders.

         Latin America is a region rich in natural resources such as oil, copper, tin, silver, iron ore, forestry, fishing, livestock and agriculture. The region has a large population (roughly 300 million) representing a large domestic market. Economic growth was strong in the 1960's and 1970's, but slowed dramatically (and in some instances was negative) in the 1980's as a result of poor economic policies, higher international interest rates, and the denial of access to new foreign capital. Although a number of Latin American countries are currently experiencing lower rates of inflation and higher rates of real growth in Gross Domestic Product than they have in the past, other Latin American countries continue to experience significant problems, including high inflation rates and high interest rates. Capital flight has proven a persistent problem and external debt has been forcibly restructured. Political turmoil, high inflation, capital repatriation restrictions, and nationalization have further exacerbated conditions.

         Governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in those countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. Expropriation, confiscatory taxation, nationalization, political, economic or social instability or other similar developments, such as military coups, have occurred in the past and could also adversely affect an Underlying Fund's investments in this region.

         Changes in political leadership, the implementation of market oriented economic policies, such as privatization, trade reform and fiscal and monetary reform are among the recent steps taken to renew economic growth. External debt is being restructured and flight capital (domestic capital that has left home country) has begun to return. Inflation control efforts have also been implemented. Free Trade Zones are being discussed in various areas around the region, the most notable being a free zone among Mexico, the U.S. and Canada and another zone among four countries in the southernmost point of Latin America. Currencies are typically weak, but most are now relatively free floating, and it is not unusual for the currencies to undergo wide fluctuations in value over short periods of time due to changes in the market.

Special Considerations Affecting the Pacific Basin. Certain Underlying Funds are susceptible to political and economic factors affecting issuers in Pacific Basin countries. Many of the countries of the Pacific Basin are developing both economically and politically. Pacific Basin countries may have relatively unstable governments, economies based on only a few commodities or industries, and securities markets trading infrequently or in low volumes. Some Pacific Basin countries restrict the extent to which foreigners may invest in their securities markets. Securities of issuers located in some Pacific Basin countries tend to have volatile prices and may offer significant potential for loss as well as gain. Further, certain companies in the Pacific Basin may not have firmly established product markets, may lack depth of management, or may be more vulnerable to political or economic developments such as nationalization of their own industries.

         Economies of individual Pacific Basin countries in which certain Underlying Funds may invest, may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, interest rate levels, and balance of payments position. Of particular importance, most of the economies in this region of the world are heavily dependent upon exports, particularly to developed countries, and, accordingly, have been and may continue to be adversely affected by trade barriers, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the U.S. and other countries with which they trade. These economies also have been and may continue to be negatively impacted by economic conditions in the U.S. and other trading partners, which can lower the demand for goods produced in the Pacific Basin.

         With respect to the Peoples Republic of China and other markets in which an Underlying Fund may participate, there is the possibility of nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments that could adversely impact a Pacific Basin country or the Underlying Fund's investment in that country.

         Trading volume on Pacific Basin stock exchanges outside of Japan, although increasing, is substantially less than in the U.S. stock market. Further, securities of some Pacific Basin companies are less liquid and more volatile than securities of comparable U.S. companies. Fixed commissions on Pacific Basin stock exchanges are generally higher than negotiated commissions on U.S. exchanges, although an Underlying Fund endeavors to achieve the most favorable net results on its portfolio transactions and may be able to purchase securities in which the Underlying Fund may invest on other stock exchanges where commissions are negotiable.

         Foreign companies, including Pacific Basin companies, are not generally subject to uniform accounting, auditing and financial reporting standards, practices and disclosure requirements comparable to those applicable to U.S. companies. Consequently, there may be less publicly available information about such companies than about U.S. companies. Moreover, there is generally less governmental supervision and regulation of Pacific Basin stock exchanges, brokers, and listed companies than in the U.S.

Investing in Africa. Many of the African countries in which certain Underlying Funds may invest are fraught with political instability. However, there has been a trend over the past five years toward democratization. Many countries are moving from a military style, Marxist, or single party government to a multi-party system. Still, there remain many countries that do not have a stable political process. Other countries have been enmeshed in civil wars and border clashes.

         Africa is a continent of roughly 50 countries with a total population of approximately 840 million people. Literacy rates (the percentage of people who are over 15 years of age and who can read and write) are relatively low, ranging from 20% to 60%. The primary industries include crude oil, natural gas, manganese ore, phosphate, bauxite, copper, iron, diamond, cotton, coffee, cocoa, timber, tobacco, sugar, tourism, and cattle.

         Economically, the Northern Rim countries (including Morocco, Egypt, and Algeria) and Nigeria, Zimbabwe and South Africa are the wealthier countries on the continent. The market capitalization of these countries has been growing recently as more international companies invest in Africa and as local companies start to list on the exchanges. However, religious and ethnic strife has been a significant source of instability.


         On the other end of the economic spectrum are countries, such as Burkina, Madagascar, and Malawi, that are considered to be among the poorest or least developed in the world. These countries are generally landlocked or have poor natural resources. The economies of many African countries are heavily dependent on international oil prices. Of all the African industries, oil has been the most lucrative, accounting for 40% to 60% of many countries' gross domestic product ("GDP"). However, general decline in oil prices has had an adverse impact on many economies.


Eastern Europe. Certain Underlying Funds may invest up to 5% of their total assets in the securities of issuers domiciled in Eastern European countries. Investments in companies domiciled in Eastern European countries may be subject to potentially greater risks than those of other foreign issuers. These risks include (i) potentially less social, political and economic stability; (ii) the small current size of the markets for such securities and the low volume of trading, which result in less liquidity and in greater price volatility; (iii) certain national policies which may restrict the Underlying Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
(iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries, or in the countries of the former Soviet Union.

         Investments  in  such  countries  involve  risks  of   nationalization,
expropriation and confiscatory taxation. The Communist governments of a number of East European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there may be no assurance that such expropriation will not occur in the future. In the event of such expropriation, the Underlying Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in East European countries. Finally, even though certain East European currencies may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to the Underlying Fund's shareholders.

Investing in Europe. An Underlying Fund's performance may be susceptible to political, social and economic factors affecting issuers in European countries. Such factors may include, but are not limited to: growth of GDP or GNP, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position, as well as interest and monetary exchange rates among European countries.

         Eastern European countries and certain Southern European countries are considered to be emerging markets. Securities traded in certain emerging European markets may be subject to additional risks due to political and economic reforms including efforts to decentralize the economic decision-making process and move toward a market-oriented economy. Additionally, the inexperience of financial intermediaries, lack of modern technology and the possibility of permanent or temporary termination of trading of securities may affect an Underlying Fund's performance. To the extent that an Underlying Fund purchases equity securities of smaller companies, such securities may experience greater volatility and have limited liquidity.

         Former communist regimes of a number of Eastern European countries had expropriated a large amount of property, the claims on which have not been entirely settled. There can be no assurance that an Underlying Fund's investments in Eastern Europe would not also be expropriated, nationalized or otherwise confiscated. Finally, any change in the leadership or policies of Eastern European countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunity.

         Although the governments of certain Eastern European countries currently are implementing or considering reforms directed at political and economic liberalization, there can be no assurance that these reforms will continue or achieve their goals.

         Most Eastern European nations in which certain Underlying Funds may invest, including Hungary, Poland, Czechoslovakia, and Romania have had centrally planned, socialist economies since shortly after World War II. A number of their governments, including those of Hungary, the Czech Republic, and Poland are currently implementing or considering reforms directed at political and economic liberalization, including efforts to foster multi-party political systems, decentralize economic planning, and move toward free market economies. At present, no Eastern European country has a developed stock market, but Poland, Hungary, and the Czech Republic have small securities markets in operation. Ethnic and civil conflict currently rage through the former Yugoslavia. The outcome is uncertain.


         Both the European Commission (the "EC") and Japan, among others, have made overtures to establish trading arrangements and assist in the economic development of the Eastern European nations. A great deal of interest also surrounds opportunities created by the reunification of East and West Germany. Following reunification, the Federal Republic of Germany has remained a firm and reliable member of the EC and numerous other international alliances and organizations. To reduce inflation caused by the unification of East and West Germany, Germany has adopted a tight monetary policy which has led to weakened exports and a reduced domestic demand for goods and services. However, in the long-term, reunification could prove to be an engine for domestic and international growth.

         The  conditions  that  have  given  rise  to  these   developments  are
changeable, and there is no assurance that reforms will continue or that their goals will be achieved.

         Portugal is a genuinely emerging market which has experienced rapid growth since the mid-1980s, except for a brief period of stagnation over 1990-91. Portugal's government remains committed to privatization of the financial system away from one dependent upon the banking system to a more balanced structure appropriate for the requirements of a modern economy. Inflation continues to be about three times the EC average.

         Economic reforms launched in the 1980s continue to benefit Turkey in the 1990s. Turkey's economy has grown steadily since the early 1980s, with real growth in per capita Gross Domestic Product (GDP) increasing more than 6% annually. Agriculture remains the most important economic sector, employing approximately 55% of the labor force, and accounting for nearly 20% of GDP and 20% of exports. Inflation and interest rates remain high, and a large budget deficit will continue to cause difficulties in Turkey's substantial transformation to a dynamic free market economy.

         Like many other Western economies, Greece suffered severely from the global oil price hikes of the 1970s, with annual GDP growth plunging from 8% to 2% in the 1980s, and inflation, unemployment, and budget deficits rising sharply. The fall of the socialist government in 1989 and the inability of the conservative opposition to obtain a clear majority have led to business uncertainty and the continued prospects for flat economic performance. Once Greece has sorted out its political situation, it will have to face the challenges posed by the steadily increasing integration of the EC, including the progressive lowering of trade and investment barriers. Tourism continues as a major industry, providing a vital offset to a sizable commodity trade deficit.

         Securities traded in certain emerging European securities markets may be subject to risks due to the inexperience of financial intermediaries, the lack of modern technology and the lack of a sufficient capital base to expand business operations. Additionally, former Communist regimes of a number of Eastern European countries had expropriated a large amount of property, the claims of which have not been entirely settled. There can be no assurance that the Underlying Fund's investments in Eastern Europe would not also be expropriated, nationalized or otherwise confiscated. Finally, any change in leadership or policies of Eastern European countries, or countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.

Interfund Borrowing and Lending Program The Trust has received exemptive relief from the SEC, which permits each Portfolio to participate in an interfund lending program among certain investment companies advised by the Adviser. The interfund lending program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and
(2) no fund may lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements and, to the extent applicable, money market cash sweep arrangements. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objectives and policies (for instance, money market funds would normally participate only as lenders and tax exempt funds only as borrowers). Interfund loans and borrowings may extend overnight, but could have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Boards of the participating funds. To the extent a Portfolio is actually engaged in borrowing through the interfund lending program, a Portfolio, as a matter of non-fundamental policy, may not borrow for other than temporary or emergency purposes (and not for leveraging), except that the Portfolio may engage in reverse repurchase agreements and dollar rolls for any purpose.


Depositary Receipts. Certain Underlying Funds may invest indirectly in securities of emerging market country issuers through sponsored or unsponsored American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), International Depositary Receipts ("IDRs") and other types of Depositary Receipts (which, together with ADRs, GDRs and IDRs are hereinafter referred to as "Depositary Receipts"). Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock of unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the Depositary Receipts. ADRs are Depositary Receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs, IDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they also may be issued by United States banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the United States securities markets and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. For purposes of an Underlying Fund's investment policies, the Underlying Fund's investments in ADRs, GDRs and other types of Depositary Receipts will be deemed to be investments in the underlying securities. Depositary Receipts other than those denominated in U.S. dollars will be subject to foreign currency exchange rate risk. Certain Depositary Receipts may not be listed on an exchange and therefore may be illiquid securities subject to an Underlying Fund's restrictions on investment in illiquid securities. The value of Depository Receipts may be more volatile than if they were sponsored by the issuers of the underlying securities.


Loan Participations and Assignments. Certain Underlying Funds may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between an issuer of emerging market debt instruments and one or more financial institutions ("Lenders"). An Underlying Fund's investments in Loans in Latin America are expected in most instances to be in the form of participations in Loans ("Participations") and assignments of portions of Loans ("Assignments") from third parties. Participations typically will result in the Underlying Fund having a contractual relationship only with the Lender and not with the borrower. The Underlying Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Underlying Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Underlying Fund may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Underlying Fund will assume the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, the Underlying Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Underlying Fund will acquire Participations only if the Lender interpositioned between the Underlying Fund and the borrower is determined by the Adviser to be creditworthy.

         When an Underlying Fund purchases Assignments from Lenders, the Underlying Fund will acquire direct rights against the borrower on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the Underlying Fund as the purchaser of an Assignment may differ from, and may be more limited than, those held by the assigning Lender.

         An Underlying Fund may have difficulty disposing of Assignments and Participations. Because no liquid market for these obligations typically exists, the Underlying Fund anticipates that these obligations could be sold only to a limited number of institutional investors. The lack of a liquid secondary market will have an adverse effect on the Underlying Fund's ability to dispose of particular Assignments or Participations when necessary to meet the Underlying Fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations may also make it more difficult for the Underlying Fund to assign a value to those securities for purposes of valuing the Underlying Fund's portfolio and calculating its net asset value.

Real Estate Investment Trusts. Certain Underlying Funds invest in REITs. REITs are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. REITs, which invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments on real estate mortgages in which they are invested. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs. Investment in REITs may subject an Underlying Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. Equity REITs generally experience these risks directly through fee or leasehold interests, whereas mortgage REITs generally experience these risks indirectly through mortgage interests, unless the mortgage REIT forecloses on the underlying real estate. Changes in interest rates may also affect the value of an Underlying Fund's investment in REITs. For instance, during periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by those REITs.

         Certain REITs have relatively small market capitalizations, which may tend to increase the volatility of the market prices of their securities. Furthermore, REITs are dependent upon specialized management skill and have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and to maintain exemption from the registration requirements of the 1940 Act. By investing in REITs indirectly through an Underlying Fund, a shareholder will bear not only his or her proportionate share of the expenses of an Underlying Fund, but also, indirectly, similar expenses of the REITs. In addition, REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

Trust Preferred Securities. Certain Underlying Funds invest in Trust Preferred Securities, which are hybrid instruments issued by a special purpose trust (the "Special Trust"), the entire equity interest of which is owned by a single issuer. The proceeds of the issuance to the Underlying Funds of Trust Preferred Securities are typically used to purchase a junior subordinated debenture, and distributions from the Special Trust are funded by the payments of principal and interest on the subordinated debenture.

         If payments on the underlying junior subordinated debentures held by the Special Trust are deferred by the debenture issuer, the debentures would be treated as original issue discount ("OID") obligations for the remainder of their term. As a result, holders of Trust Preferred Securities, such as the Underlying Funds, would be required to accrue daily for Federal income tax purposes  their  share of the  stated  interest  and the de  minimis  OID on the
debentures   (regardless  of  whether  an  Underlying  Fund  receives  any  cash distributions from the Special Trust), and the value of Trust Preferred Securities would likely be negatively affected. Interest payments on the underlying junior subordinated debentures typically may only be deferred if dividends are suspended on both common and preferred stock of the issuer. The underlying junior subordinated debentures generally rank slightly higher in terms of payment priority than both common and preferred securities of the issuer, but rank below other subordinated debentures and debt securities. Trust Preferred Securities may be subject to mandatory prepayment under certain circumstances. The market values of Trust Preferred Securities may be more volatile than those of conventional debt securities. Trust Preferred Securities may be issued in reliance on Rule 144A under the Securities Act of 1933, as amended, and, unless and until registered, are restricted securities; there can be no assurance as to the liquidity of Trust Preferred Securities and the ability of holders of Trust Preferred Securities, such as the Underlying Funds, to sell their holdings.

Non-diversified investment company. Certain Underlying Funds are classified as non-diversified investment companies under the 1940 Act, which means that an Underlying Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of an Underlying Fund's assets in the securities of a small number of issuers may cause an Underlying Fund's share price to fluctuate more than that of a diversified investment company.

Precious metals. Investments in precious metals and in precious metals-related securities and companies involve a relatively high degree of risk. Prices of gold and other precious metals can be influenced by a variety of global economic, financial and political factors and may fluctuate markedly over short periods of time. Among other things, precious metals values can be affected by changes in inflation, investment speculation, metal sales by governments or central banks, changes in industrial and commercial demand, and any governmental restrictions on private ownership of gold or other precious metals.

Correlation of gold and gold securities. The Adviser believes that the value of the securities of firms that deal in gold will correspond generally, over time, with the prices of the underlying metal. At any given time, however, changes in the price of gold may not strongly correlate with changes in the value of securities related to gold, which are expected to constitute part of certain Underlying Funds' assets. In fact, there may be periods in which the price of gold stocks and gold will move in different directions. The reason for this potential disparity is that political and economic factors, including behavior of the stock market, may have differing impacts on gold versus gold stocks.

Mining and exploration risks. The business of gold mining by its nature involves significant risks and hazards, including environmental hazards, industrial accidents, labor disputes, discharge of toxic chemicals, fire, drought, flooding and natural acts. The occurrence of any of these hazards can delay production, increase production costs and result in liability to the operator of the mines. A mining operation may become subject to liability for pollution or other hazards against which it has not insured or cannot insure, including those in respect of past mining activities for which it was not responsible.

         Exploration for gold and other precious metals is speculative in nature, involves many risks and frequently is unsuccessful. There can be no assurance that any mineralisation discovered will result in an increase in the proven and probable reserves of a mining operation. If reserves are developed, it can take a number of years from the initial phases of drilling and identification of mineralisation until production is possible, during which time the economic feasibility of production may change. Substantial expenditures are required to establish ore reserves properties and to construct mining and processing facilities. As a result of these uncertainties, no assurance can be given that the exploration programs undertaken by a particular mining operation will actually result in any new commercial mining.

Asset-Indexed Securities. Certain Underlying Funds may purchase asset-indexed securities which are debt securities usually issued by companies in precious metals related businesses such as mining, the principal amount, redemption terms, or interest rates of which are related to the market price of a specified precious metal. An Underlying Fund will only enter into transactions in publicly traded asset-indexed securities. Market prices of asset-indexed securities will relate primarily to changes in the market prices of the precious metals to which the securities are indexed rather than to changes in market rates of interest. However, there may not be a perfect correlation between the price movements of the asset-indexed securities and the underlying precious metals. Asset-indexed securities typically bear interest or pay dividends at below market rates (and in certain cases at nominal rates). The Underlying Fund will purchase asset-indexed securities to the extent permitted by law.

Special situation securities. From time to time, an Underlying Fund may invest in equity or debt securities issued by companies that are determined by the Adviser to possess "special situation" characteristics. In general, a special situation company is a company whose securities are expected to increase in value solely by reason of a development particularly or uniquely applicable to the company. Developments that may create special situations include, among others, a liquidation, reorganization, recapitalization or merger, material litigation, technological breakthrough and new management or management policies. The principal risk with investments in special situation companies is that the anticipated development thought to create the special situation may not occur and the investments therefore may not appreciate in value or may decline in value.

Borrowing. As a matter of fundamental policy, the Portfolios will not borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. While the Trustees do not currently intend for an Underlying Fund to borrow for investment leveraging purposes, if such a strategy were implemented in the future it would increase a Portfolio's volatility and the risk of loss in a declining market. Borrowing by the Portfolios will involve special risk considerations. Although the principal of a Portfolio's borrowing will be fixed, a Portfolio's assets may change in value during the time that a borrowing is outstanding, thus increasing exposure to capital risk.

         Certain Underlying Funds are authorized to borrow money for purposes of liquidity and to provide for redemptions and distributions. An Underlying Fund will borrow only when the Adviser believes that borrowing will benefit the Underlying Fund after taking into account considerations such as the costs of the borrowing. No Underlying Fund expects to borrow for investment purposes, to increase return or leverage the portfolio. Borrowing by Underlying Funds will involve special risk considerations. Although the principal of an Underlying Fund's borrowings will be fixed, the Underlying Fund's assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk.

Lending of Portfolio Securities. Certain Underlying Funds may seek to increase their income by lending portfolio securities. Such loans may be made to registered broker/dealers, and are required to be secured continuously by collateral in cash or liquid asset maintained on a current basis at an amount at least equal to the market value and accrued interest of the securities loaned. An Underlying Fund has the right to call a loan and obtain the securities loaned on no more than five days' notice. During the existence of a loan, the Underlying Fund continues to receive the equivalent of any distributions paid by the issuer on the securities loaned and also receives compensation based on investment of the collateral. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans may be made only to firms deemed by the Adviser to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.

Corporate and Municipal Bond Ratings. The following is a description of the ratings given by S&P and Moody's to corporate and municipal bonds. Should the rating of a portfolio security held by an Underlying Fund be downgraded, the Adviser will determine whether it is in the best interest of the Underlying Fund to retain or dispose of such security.

S&P. Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

         Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

         Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating. The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. The rating C1 is reserved for income bonds on which no interest is being paid. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period had not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Moody's. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


A-1, A-2 and Prime-1, Prime-2 Commercial Paper Ratings. Commercial paper rated by Standard & Poor's Corporation has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2 or A-3.

The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc. Among the factors considered by it in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1, 2 or 3.

MIG-1 and MIG-2 Municipal Notes. Moody's ratings for state and municipal notes and other short-term loans will be designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run. Loans designated MIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans designated MIG-2 are of high quality, with margins of protection ample although not so large as in the preceding group.

                            PART C. OTHER INFORMATION

Item 23.           Exhibits
--------
                      (a)            (1)          Declaration of Trust dated October 26, 1998.
                                                  (Incorporated by reference to the Registration
                                                  Statement.)

                                     (2)          Establishment and Designation of Series of Shares of
                                                  Beneficial Interest.
                                                  (Incorporated by reference to Pre-Effective Amendment
                                                  No. 2 to the Registration Statement.)

                                     (3)          Establishment and Designation of Classes of Shares of
                                                  Beneficial Interest.
                                                  (Incorporated by reference to Pre-Effective Amendment
                                                  No. 2 to the Registration Statement.)

                      (b)                         By-Laws dated October 26, 1998.
                                                  (Incorporated by reference to the Registration
                                                  Statement.)

                      (c)                         Inapplicable.

                      (d)            (1)          Investment Management Agreement between the
                                                  Registrant, on behalf of Income Portfolio, and Scudder
                                                  Kemper Investments, Inc. dated February 16, 1999.
                                                  (Incorporated by reference to Post-Effective Amendment
                                                  No. 1 to the Registration Statement.)

                                     (2)          Investment Management Agreement between the
                                                  Registrant, on behalf of Income with Growth Portfolio,
                                                  and Scudder Kemper Investments, Inc. dated February
                                                  16, 1999.
                                                  (Incorporated by reference to Post-Effective Amendment
                                                  No. 1 to the Registration Statement.)

                                     (3)          Investment Management Agreement between the
                                                  Registrant, on behalf of Balanced Portfolio, and
                                                  Scudder Kemper Investments, Inc. dated February 16,
                                                  1999.
                                                  (Incorporated by reference to Post-Effective Amendment
                                                  No. 1 to the Registration Statement.)

                                     (4)          Investment Management Agreement between the
                                                  Registrant, on behalf of Growth with Income Portfolio,
                                                  and Scudder Kemper Investments, Inc. dated February
                                                  16, 1999.
                                                  (Incorporated by reference to Post-Effective Amendment
                                                  No. 1 to the Registration Statement.)

                                     (5)          Investment Management Agreement between the
                                                  Registrant, on behalf of Growth Portfolio, and Scudder
                                                  Kemper Investments, Inc. dated February 16, 1999.
                                                  (Incorporated by reference to Post-Effective Amendment
                                                  No. 1 to the Registration Statement.)

                      (e)            (1)          Underwriting and Distribution Services Agreement
                                                  between the Registrant and Kemper Distributors, Inc.
                                                  dated February 16, 1999.
                                                  (Incorporated by reference to Pre-Effective Amendment
                                                  No. 2 to the Registration Statement.)

                      (f)                         Inapplicable.

                      (g)                         Custodian Contract between the Registrant and State
                                                  Street Bank and Trust Company dated February 17, 1999.
                                                  (Incorporated by reference to Post-Effective Amendment
                                                  No. 2 to the Registration Statement.)

                                     (1)          Fee schedule for Exhibit (g).
                                                  (Incorporated by reference to Post-Effective Amendment
                                                  No. 2 to the Registration Statement.)





                      (h)            (1)          Agency Agreement between the Registrant and Kemper
                                                  Service Company dated February 16, 1999.
                                                  (Incorporated by reference to Pre-Effective Amendment
                                                  No. 2 to the Registration Statement.)

                                     (2)          Fund Accounting Services Agreement between Registrant,
                                                  on behalf of Income Portfolio, and Scudder Fund
                                                  Accounting Corporation dated February 16, 1999.
                                                  (Incorporated by reference to Post-Effective Amendment
                                                  No. 1 to the Registration Statement.)

                                     (3)          Fund Accounting Services Agreement between Registrant,
                                                  on behalf of Income with Growth Portfolio, and Scudder
                                                  Fund Accounting Corporation dated February 16, 1999.
                                                  (Incorporated by reference to Post-Effective Amendment
                                                  No. 1 to the Registration Statement.)

                                     (4)          Fund Accounting Services Agreement between Registrant,
                                                  on behalf of Balanced Portfolio, and Scudder Fund
                                                  Accounting Corporation dated February 16, 1999.
                                                  (Incorporated by reference to Post-Effective Amendment
                                                  No. 1 to the Registration Statement.)

                                     (5)          Fund Accounting Services Agreement between Registrant,
                                                  on behalf of Growth with Income Portfolio, and Scudder
                                                  Fund Accounting Corporation dated February 16, 1999.
                                                  (Incorporated by reference to Post-Effective Amendment
                                                  No. 1 to the Registration Statement.)

                                     (6)          Fund Accounting Services Agreement between Registrant,
                                                  on behalf of Growth Portfolio, and Scudder Fund
                                                  Accounting Corporation dated February 16, 1999.
                                                  (Incorporated by reference to Post-Effective Amendment
                                                  No. 1 to the Registration Statement.)

                                       2

                      (i)                         Opinion and Consent of Counsel as to legality of
                                                  shares being registered; filed herein.

                      (j)                         Consent of Independent Accountants; filed herein.

                      (k)                         Inapplicable

                      (l)                         Inapplicable

                      (m)            (1)          Class A Shareholder Services and Distribution Plan.
                                                  (Incorporated by reference to Pre-Effective Amendment
                                                  No. 2 to the Registration Statement.)

                                     (2)          Class B Shareholder Services and Distribution Plan.
                                                  (Incorporated by reference to Pre-Effective Amendment
                                                  No. 2 to the Registration Statement.)

                                     (3)          Multi-Distribution System Plan.
                                                  (Incorporated by reference to Pre-Effective Amendment
                                                  No. 2 to the Registration Statement.)

                      (n)                         Inapplicable

                      (p)            (1)          Code of Ethics of Scudder Kemper Investments, Inc. and
                                                  certain of its subsidiaries, including Kemper
                                                  Distributors, Inc. and Scudder Investor Services, Inc.
                                                  (Incorporated by reference to Post-Effective Amendment
                                                  No. 3 to the Registration Statement.)

                                     (2)          Code of Ethics of Farmers Investment Trust
                                                  (Incorporated by reference to Post-Effective Amendment
                                                  No. 3 to the Registration Statement.)

Item 24.          Persons Controlled by or under Common Control with Registrant.
--------          --------------------------------------------------------------

                  All of the outstanding shares of the Registrant, representing all of the interests in the [Farmers Funds], on the date Registrant's Registration Statement becomes effective will be owned by Kemper Distributors, Inc. ("The Distributor").

Item 25.          Indemnification
--------          ---------------

                  A policy of insurance covering Scudder Kemper Investments, Inc., its subsidiaries including Kemper Distributors, Inc., and all of the registered investment companies advised by Scudder Kemper Investments, Inc. insures the Registrant's trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

                  Article IV, Sections 4.1 - 4.3 of the Registrant's Declaration of Trust provide as follows:

                  Section 4.1. No Personal Liability of Shareholders, Trustees, Etc. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than to the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability of the Trust, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The indemnification and reimbursement required by the preceding sentence shall be made only out of the assets of the one or more Series of which the Shareholder who is entitled to indemnification or reimbursement was a Shareholder at the time the act or event occurred which gave rise to the claim against or liability of said Shareholder. The rights accruing to a Shareholder under this Section 4.1 shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

                  Section 4.2. Non-Liability of Trustees, Etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                  Section 4.3. Mandatory Indemnification. (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                           (i) every person who is, or has been, a Trustee or
                  officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                           (ii) the words "claim," "action," "suit," or
                  "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                           (b) No indemnification shall be provided hereunder to a Trustee or officer:

                           (i) against any liability to the Trust, a Series
                  thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                           (ii) with respect to any matter as to which he shall
                  have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

                           (iii) in the event of a settlement or other
                  disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

                                    (A) by the court or other body approving the
                           settlement or other disposition; or

                                    (B) based upon a review of readily available
                           facts (as opposed to a full trial-type inquiry) by
                           (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

                           (c) The rights of indemnification herein provided may
                  be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall insure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

                           (d) Expenses of preparation and presentation of a
                  defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

                           (i) such undertaking is secured by a surety bond or
                  some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

                           (ii) a majority of the Disinterested Trustees acting
                  on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

                           As used in this Section 4.3, a "Disinterested
                  Trustee" is one who is not (i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Item 26.          Business or Other Connections of Investment Adviser
--------          ---------------------------------------------------

                  Scudder Kemper Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 26.

                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ------------------------------------

Stephen R. Beckwith        Treasurer, Scudder Kemper Investments, Inc.**
                           Director, Kemper Service Company
                           Director, Vice President and Treasurer, Scudder Fund Accounting Corporation*
                           Director and Treasurer, Scudder Stevens & Clark Corporation**
                           Director and Chairman, Scudder Defined Contribution Services, Inc.**
                           Director and President, Scudder Capital Asset Corporation**
                           Director and President, Scudder Capital Stock Corporation**
                           Director and President, Scudder Capital Planning Corporation**
                           Director and President, SS&C Investment Corporation**
                           Director and President, SIS Investment Corporation**
                           Director and President, SRV Investment Corporation**
                           Director and Chairman, Scudder Threadneedle International Ltd.
                           Director, Scudder Kemper Holdings (UK) Ltd. oo
                           Director and President, Scudder Realty Holdings Corporation *
                           Director, Scudder, Stevens & Clark Overseas Corporation o
                           Director and Treasurer, Zurich Investment Management, Inc. xx
                           Director and Treasurer, Zurich Kemper Investments, Inc.

Lynn S. Birdsong           Director, Vice President and Chief Investment Officer, Scudder Kemper Investments,
                                 Inc.**
                           Director and Chairman, Scudder Investments (Luxembourg) S.A.#
                           Director, Scudder Investments (U.K.) Ltd. oo
                           Director and Chairman of the Board, Scudder Investments Asia, Ltd. ooo
                           Director and Chairman, Scudder Investments Japan, Inc. +
                           Senior Vice President, Scudder Investor Services, Inc.
                           Director and Chairman, Scudder Trust (Cayman) Ltd. @@@
                           Director, Scudder, Stevens & Clark Australia x
                           Director and Vice President, Zurich Investment Management, Inc. xx
                           Director and President, Scudder, Stevens & Clark Corporation **
                           Director and President, Scudder , Stevens & Clark Overseas Corporation o
                           Director, Scudder Threadneedle International Ltd.
                           Director, Korea Bond Fund Management Co., Ltd. @@

William H. Bolinder        Director, Scudder Kemper Investments, Inc.**
                           Member Group Executive Board, Zurich Financial Services, Inc. ##
                           Chairman, Zurich-American Insurance Company  xxx

Nicholas Bratt             Director, Scudder Kemper Investments, Inc.**
                           Vice President, Scudder, Stevens & Clark Corporation **
                           Vice President, Scudder, Stevens & Clark Overseas Corporation o

Laurence W. Cheng          Director, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland ##
                           Director, ZKI Holding Corporation xx

Gunther Gose               Director, Scudder Kemper Investments, Inc.**
                           CFO, Member Group Executive Board, Zurich Financial Services, Inc. ##
                           CEO/Branch Offices, Zurich Life Insurance Company ##



                                       6

Rolf Huppi                 Director, Chairman of the Board, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland ##
                           Director, Chairman of the Board, Zurich Holding Company of America xxx
                           Director, ZKI Holding Corporation xx

Harold D. Kahn             Chief Financial Officer, Scudder Kemper Investments, Inc.**

Kathryn L. Quirk           Chief Legal Officer, Chief Compliance Officer and Secretary, Scudder Kemper
                                 Investments, Inc.**
                           Director, Vice President, Chief Legal Officer and Secretary, Kemper Distributors, Inc.
                           Director and Secretary, Kemper Service Company
                           Director, Senior Vice President, Chief Legal Officer & Assistant Clerk, Scudder
                                 Investor Services, Inc.
                           Director, Vice President & Secretary, Scudder Fund Accounting Corporation*
                           Director, Vice President & Secretary, Scudder Realty Holdings Corporation*
                           Director & Assistant Clerk, Scudder Service Corporation*
                           Director and Secretary, SFA, Inc.*
                           Vice President, Director & Assistant Secretary, Scudder Precious Metals, Inc.***
                           Director, Scudder, Stevens & Clark Japan, Inc. ###
                           Director, Vice President and Secretary, Scudder, Stevens & Clark of Canada, Ltd.***
                           Director, Vice President and Secretary, Scudder Canada Investor Services Limited***
                           Director, Vice President and Secretary, Scudder Realty Advisers, Inc. @
                           Director and Secretary, Scudder, Stevens & Clark Corporation**
                           Director and Secretary, Scudder, Stevens & Clark Overseas Corporation o
                           Director, Vice President and Secretary, Scudder Defined Contribution Services, Inc.**
                           Director, Vice President and Secretary, Scudder Capital Asset Corporation**
                           Director, Vice President and Secretary, Scudder Capital Stock Corporation**
                           Director, Vice President and Secretary, Scudder Capital Planning Corporation**
                           Director, Vice President and Secretary, SS&C Investment Corporation**
                           Director, Vice President and Secretary, SIS Investment Corporation**
                           Director, Vice President and Secretary, SRV Investment Corporation**
                           Director, Vice President, Chief Legal Officer and Secretary, Scudder Financial
                                 Services, Inc.*
                           Director, Korea Bond Fund Management Co., Ltd. @@
                           Director, Scudder Threadneedle International Ltd.
                           Director, Chairman of the Board and Secretary, Scudder Investments Canada, Ltd.
                           Director, Scudder Investments Japan, Inc. +
                           Director and Secretary, Scudder Kemper Holdings (UK) Ltd. oo
                           Director and Secretary, Zurich Investment Management, Inc. xx

Edmond D. Villani          Director, President and Chief Executive Officer, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark Japan, Inc. ###
                           President and Director, Scudder, Stevens & Clark Overseas Corporation o
                           President and Director, Scudder, Stevens & Clark Corporation**
                           Director, Scudder Realty Advisors, Inc.  @
                           Director, IBJ Global Investment Management S.A. Luxembourg, Grand-Duchy of Luxembourg
                           Director, Scudder Threadneedle International Ltd.
                           Director, Scudder Investments Japan, Inc. +
                           Director, Scudder Kemper Holdings (UK) Ltd. oo
                           President and Director, Zurich Investment Management, Inc. xx
                           Director and Deputy Chairman, Scudder Investment Holdings Ltd.


         *        Two International Place, Boston, MA
         @        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY

         #        Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C.
                  Luxembourg B 34.564
         ***      Toronto, Ontario, Canada
         @@@      Grand Cayman, Cayman Islands, British West Indies
         o        20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         xx       222 S. Riverside, Chicago, IL
         xxx      Zurich Towers, 1400 American Ln., Schaumburg, IL
         @@       P.O. Box 309, Upland House, S. Church St., Grand Cayman,
                  British West Indies
         ##       Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland
         oo       One South Place, 5th Floor, London EC2M 2ZS England
         ooo      One Exchange Square, 29th Floor, Hong Kong
         +        Kamiyachyo Mori Building, 12F1, 4-3-20, Toranomon, Minato-ku,
                  Tokyo 105-0001
         x        Level 3, Five Blue Street, North Sydney, NSW 2060

Item 27.          Principal Underwriters.
--------          -----------------------

         (a)

         Kemper Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter of the Kemper Funds.

         (b)

         Information on the officers and directors of Kemper Distributors, Inc., principal underwriter for the Registrant is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

         (1)                               (2)                                     (3)

                                           Positions and Offices with              Positions and
         Name                              Kemper Distributors, Inc.               Offices with Registrant
         -----                             -------------------------               -----------------------

         James L. Greenawalt               President                               None

         Linda C. Coughlin                 Director and Vice Chairman              Trustee and President

         Kathryn L. Quirk                  Director, Secretary, Chief Legal        Trustee, Vice President and Assistant
                                           Officer and Vice President              Secretary

         James J. McGovern                 Chief Financial Officer and Treasurer   None

         Linda J. Wondrack                 Vice President and Chief Compliance     None
                                           Officer

         Paula Gaccione                    Vice President                          None

         Michael E. Harrington             Managing Director                       None

         Robert A. Rudell                  Vice President                          None

         Todd N. Gierke                    Assistant Treasurer                     None

         Philip J. Collora                 Assistant Secretary                     None

         Paul J. Elmlinger                 Assistant Secretary                     None

         Diane E. Ratekin                  Assistant Secretary                     None

         Mark S. Casady                    Director and Chairman                   None

                                       8

                                           Positions and Offices with              Positions and
         Name                              Kemper Distributors, Inc.               Offices with Registrant
         -----                             -------------------------               -----------------------

         Herbert A. Christiansen           Vice President                          None

         Robert Froelich                   Managing Director                       None

         C. Perry Moore                    Senior Vice President and Managing      None
                                           Director

         Lorie O'Malley                    Managing Director                       None

         William F. Glavin                 Managing Director                       None

         Gary N. Kocher                    Managing Director                       None

         Howard S. Schneider               Managing Director                       None

         Thomas V. Bruns                   Managing Director                       None

         Johnston Allan Norris             Managing Director and Senior Vice       None
                                           President

         John H. Robinson, Jr.             Managing Director and Senior Vice       None
                                           President

         (c)      Not applicable


Item 28.          Location of Accounts and Records.
--------          ---------------------------------

                  Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Scudder Kemper Investments, Inc., Two International Place, Boston, MA 02110-4103. Records relating to the duties of the Registrant's custodian are maintained by State Street Bank & Trust Company, 225 Franklin Street, Boston, Massachusetts 02110. Records relating to the duties of the Registrant's transfer agent are maintained by Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105. Records relating to the duties of the Registrant's pricing agent are maintained by Scudder Fund Accounting Corporation, Two International Place, Boston, Massachusetts 02110-4103. Records relating to the duties of the Registrant's underwriter are maintained by Kemper Distributors, Inc., 811 Main Street, Kansas City, Missouri 64105.

Item 29.          Management Services.
--------          --------------------

                  Inapplicable.

Item 30.          Undertakings
--------          ------------

                  Inapplicable.

                                   SIGNATURES
                                   ----------



         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement, pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts, on the 30th day of August, 2000.

                                               FARMERS INVESTMENT TRUST



                                               By: /s/ John Millette
                                                   -----------------------------
                                                   John Millette, Secretary


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


             SIGNATURE                                   TITLE                                    DATE
             ---------                                   -----                                    ----



/s/ Brian Cohen
--------------------------------------
Brian Cohen*                                President (Principal Executive Officer)         August 30, 2000


/s/ Rosita P. Chang
--------------------------------------
Dr. Rosita P. Chang*                        Trustee                                         August 30, 2000


/s/ Edgar R. Fiedler
--------------------------------------
Edgar R. Fiedler*                           Trustee                                         August 30, 2000


/s/ Dr. J. D. Hammond
--------------------------------------
Dr. J. D. Hammond*                          Trustee                                         August 30, 2000


/s/ Richard M. Hunt
--------------------------------------
Richard M. Hunt*                            Trustee                                         August 30, 2000


/s/ Kathryn L. Quirk
--------------------------------------
Kathryn L. Quirk*                           Trustee                                         August 30, 2000


             SIGNATURE                                   TITLE                                    DATE
             ---------                                   -----                                    ----



/s/ John R. Hebble
--------------------------------------
John R. Hebble                              Treasurer (Principal Financial Officer)         August 30, 2000




*By:     /s/ Caroline Pearson
         ---------------------------
         Caroline Pearson**

         ** Attorney-in-fact pursuant to powers of attorney contained in the signature pages of Pre-Effective Amendment No. 2 to the Registration Statement, filed February 12, 1999, and pursuant to a power of attorney for Brian Cohen, filed herein.

                                POWER OF ATTORNEY

                            FARMERS INVESTMENT TRUST



         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following person in the capacity and on the date indicated. By so signing, the undersigned in his capacity as a trustee or officer, or both, as the case may be of the Registrant, does hereby appoint Caroline Pearson and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, his true and lawful attorney and agent to execute in his name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.




SIGNATURE                  TITLE                                  DATE
---------                  -----                                  ----



/s/Brian Cohen                                                    June 23, 2000
----------------------
Brian Cohen                President

                                                              File No. 811-09085
                                                              File No. 333-66385


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549



                                    EXHIBITS

                                       TO

                                    FORM N-1A

                         POST-EFFECTIVE AMENDMENT NO. 4

                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                 AMENDMENT NO. 6

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                            FARMERS INVESTMENT TRUST

                            FARMERS INVESTMENT TRUST

                                  EXHIBIT INDEX


                                   Exhibit (i)
                                   Exhibit (j)





                                       2